                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2016


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2016

Flexible Income Fund Shares
Flexible Income Fund Institutional Shares
Flexible Income Fund Adviser Shares
Global Managed Volatility Fund Shares
Global Managed Volatility Fund Institutional Shares
Nasdaq-100 Index Fund
Real Return Fund Shares
Real Return Fund Institutional Shares
S&P 500 Index Fund Reward Shares
S&P 500 Index Fund Member Shares
Target Retirement Income Fund
Target Retirement 2020 Fund
Target Retirement 2030 Fund
Target Retirement 2040 Fund
Target Retirement 2050 Fund
Target Retirement 2060 Fund
Total Return Strategy Fund Shares
Total Return Strategy Fund Institutional Shares
Ultra Short-Term Bond Fund Shares
Ultra Short-Term Bond Fund Institutional Shares
Extended Market Index Fund



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FLEXIBLE INCOME FUND
MARCH 31, 2016

                                                                      (Form N-Q)

97758-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FLEXIBLE INCOME FUND
March 31, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE           MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (18.5%)

              ENERGY (4.9%)
              -------------
              OIL & GAS DRILLING (0.7%)
$     3,648   Schahin II Finance Co. SPV Ltd. (a),(b)                    5.88%         9/25/2023      $        586
                                                                                                      ------------
              OIL & GAS STORAGE & TRANSPORTATION (4.2%)
      2,000   DCP Midstream, LLC (a)                                     5.85          5/21/2043             1,040
      1,000   Enterprise Products Operating, LLC (c)                     7.00          6/01/2067               725
      4,000   Southern Union Co. (c)                                     3.63 (d)     11/01/2066             1,960
                                                                                                      ------------
                                                                                                             3,725
                                                                                                      ------------
              Total Energy                                                                                   4,311
                                                                                                      ------------

              FINANCIALS (6.0%)
              -----------------
              MULTI-LINE INSURANCE (1.2%)
      3,250   Genworth Holdings, Inc. (c)                                6.15         11/15/2066             1,048
                                                                                                      ------------
              PROPERTY & CASUALTY INSURANCE (3.3%)
      3,200   Oil Insurance Ltd. (a),(c)                                 3.61 (d)             -- (e)         2,912
                                                                                                      ------------
              THRIFTS & MORTGAGE FINANCE (1.5%)
      2,000   Walter Investment Management Corp.                         7.88         12/15/2021             1,310
                                                                                                      ------------
              Total Financials                                                                               5,270
                                                                                                      ------------
              INDUSTRIALS (2.0%)
              ------------------
              AEROSPACE & DEFENSE (2.0%)
      2,000   Constellis Holdings, LLC & Constellis Finance
                 Corp. (a)                                               9.75          5/15/2020             1,750
                                                                                                      ------------
              MATERIALS (0.7%)
              ----------------
              DIVERSIFIED METALS & MINING (0.7%)
      1,000   Freeport-McMoRan, Inc.                                     5.45          3/15/2043               617
                                                                                                      ------------
              UTILITIES (4.9%)
              ----------------
              ELECTRIC UTILITIES (3.3%)
      1,800   NextEra Energy Capital Holdings, Inc. (c)                  6.35         10/01/2066             1,332
      2,000   PPL Capital Funding, Inc. (c)                              6.70          3/30/2067             1,521
                                                                                                      ------------
                                                                                                             2,853
                                                                                                      ------------
              MULTI-UTILITIES (1.6%)
      2,000   Dominion Resources, Inc. (c)                               2.93 (d)      9/30/2066             1,405
                                                                                                      ------------
              Total Utilities                                                                                4,258
                                                                                                      ------------
              Total Corporate Obligations (cost: $23,814)                                                   16,206
                                                                                                      ------------

================================================================================

1  | USAA Flexible Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE           MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (2.3%)

              MATERIALS (2.3%)
              ----------------
              GOLD (2.3%)
$     1,400   Hycroft Mining Corp. (f) (cost: $1,342)                   15.00%        10/22/2020      $      1,996
                                                                                                      ------------

              EURODOLLAR AND YANKEE OBLIGATIONS (1.5%)

              ENERGY (1.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (1.5%)
      2,000   TransCanada PipeLines Ltd. (c) (cost: $2,033)              6.35          5/15/2067             1,360
                                                                                                      ------------

              COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%)

              FINANCIALS (3.5%)
              -----------------
        461   Countrywide Alternative Loan Trust                         5.33 (d)      3/25/2035               164
        743   Sequoia Mortgage Trust                                     1.33 (d)      9/20/2033               658
      1,714   Structured Asset Mortgage Investments, Inc.                0.93 (d)      7/19/2035             1,576
        742   Wells Fargo Mortgage Backed Securities Trust               3.01 (d)      4/25/2035               702
                                                                                                      ------------
                                                                                                             3,100
                                                                                                      ------------
              Total Financials                                                                               3,100
                                                                                                      ------------
              Total Collateralized Mortgage Obligations (cost: $3,140)                                       3,100
                                                                                                      ------------
              COMMERCIAL MORTGAGE SECURITIES (6.5%)

              FINANCIALS (6.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.2%)
      1,000   Citigroup Commercial Mortgage Trust                        6.14         12/10/2049               813
      1,000   Merrill Lynch Mortgage Trust (c)                           5.76          5/12/2039               983
      2,000   Morgan Stanley Capital I Trust                             5.49          3/12/2044             1,909
                                                                                                      ------------
                                                                                                             3,705
                                                                                                      ------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
     17,916   GS Mortgage Securities Trust, acquired
                1/02/2014; cost $730 (a),(g)                             0.70          3/10/2044               477
     34,972   JPMBB Commercial Mortgage Securities Trust,
                acquired 4/30/2014; cost $2,282 (g)                      1.26          4/15/2047             1,523
                                                                                                      ------------
                                                                                                             2,000
                                                                                                      ------------
              Total Financials                                                                               5,705
                                                                                                      ------------
              Total Commercial Mortgage Securities (cost: $5,875)                                            5,705
                                                                                                      ------------
              U.S. TREASURY SECURITIES (27.2%)

              BONDS (27.2%)
      3,000   3.00%, 11/15/2045                                                                              3,239
      2,000   3.00%, 5/15/2045 (h)                                                                           2,157
      2,000   3.02%, 5/15/2045 (STRIPS Principal) (i)                                                          900
     38,000   3.16%, 8/15/2044 (STRIPS Principal) (i)                                                       17,576
                                                                                                      ------------
                                                                                                            23,872
                                                                                                      ------------
              Total U.S. Treasury Securities (cost: $21,557)                                                23,872
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (29.5%)

              COMMON STOCKS (23.1%)

              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
    280,000   Gazprom PAO ADR                                                                         $      1,207
                                                                                                      ------------

              FINANCIALS (13.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (5.5%)
    250,000   Apollo Investment Corp.                                                                        1,387
    100,000   Ares Capital Corp.                                                                             1,484
    270,000   Prospect Capital Corp.                                                                         1,963
                                                                                                      ------------
                                                                                                             4,834
                                                                                                      ------------
              REITs - MORTGAGE (7.5%)
    250,000   Annaly Capital Management, Inc.                                                                2,565
    170,000   Hatteras Financial Corp.                                                                       2,431
    200,000   Two Harbors Investment Corp.                                                                   1,588
                                                                                                      ------------
                                                                                                             6,584
                                                                                                      ------------
              Total Financials                                                                              11,418
                                                                                                      ------------

              MATERIALS (8.7%)
              ----------------
              GOLD (7.7%)
    253,500   Alamos Gold, Inc. "A"                                                                          1,341
     88,599   AuRico Metals, Inc.*                                                                              51
     87,000   Goldcorp, Inc.                                                                                 1,412
     49,180   Hycroft Mining Corp.* (g),(j)                                                                     15
    500,000   Kinross Gold Corp.*                                                                            1,700
     49,000   Newmont Mining Corp.                                                                           1,303
    185,000   Novagold Resources, Inc.*                                                                        932
                                                                                                      ------------
                                                                                                             6,754
                                                                                                      ------------
              SILVER (1.0%)
     55,000   Silver Wheaton Corp.                                                                             912
                                                                                                      ------------
              Total Materials                                                                                7,666
                                                                                                      ------------
              Total Common Stocks (cost: $27,426)                                                           20,291
                                                                                                      ------------

              PREFERRED STOCKS (4.1%)

              CONSUMER STAPLES (2.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (2.4%)
     20,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (a),(c)                2,121
                                                                                                      ------------

              ENERGY (0.6%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                                                    542
                                                                                                      ------------

================================================================================

3  | USAA Flexible Income Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (1.1%)
              -----------------
              THRIFTS & MORTGAGE FINANCE (1.1%)
    300,000   Freddie Mac, 8.38%, perpetual*                                                          $        919
                                                                                                      ------------
              Total Preferred Stocks (cost: $6,387)                                                          3,582
                                                                                                      ------------

              INVESTMENT COMPANIES (2.3%)
    139,700   Nuveen Municipal Opportunity Fund, Inc. (cost: $1,953)                                         2,056
                                                                                                      ------------
              Total Equity Securities (cost: $35,766)                                                       25,929
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (10.2%)

              MONEY MARKET FUNDS (10.2%)
  8,944,375   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (c),(k)                   8,944
                                                                                                      ------------
              Total Money Market Instruments (cost: $8,944)                                                  8,944
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $102,471)                                                      $     87,112
                                                                                                      ============

                                                                                                      UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                EXPIRATION            CONTRACT            (DEPRECIATION)
LONG/(SHORT)                                                 DATE              VALUE (000)               (000)
------------------------------------------------------------------------------------------------------------------

              FUTURES (24.0%)
        (25)  E-mini S&P 500                               6/17/2016           $   (2,564)           $         (52)
        (87)  Japanese Yen Currency                        6/13/2016               (9,683)                       2
        (80)  Russell 2000 Mini                            6/17/2016               (8,877)                    (261)
                                                                               ----------            -------------

              TOTAL FUTURES                                                    $  (21,124)           $        (311)
                                                                               ==========            =============

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                         $           --    $      16,206     $          --      $    16,206
  Convertible Securities                                    --            1,996                --            1,996
  Eurodollar and Yankee Obligations                         --            1,360                --            1,360
  Collateralized Mortgage Obligations                       --            3,100                --            3,100
  Commercial Mortgage Securities                            --            5,705                --            5,705
  U.S. Treasury Securities                               5,396           18,476                --           23,872
Equity Securities:
  Common Stocks                                         20,276               --                15           20,291
  Preferred Stocks                                          --            3,582                --            3,582
  Investment Companies                                   2,056               --                --            2,056
Money Market Instruments:
  Money Market Funds                                     8,944               --                --            8,944
Futures(1)                                                   2               --                --                2
------------------------------------------------------------------------------------------------------------------
Total                                           $       36,674    $      50,425     $          15      $    87,114
------------------------------------------------------------------------------------------------------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
LIABILITIES                                       LIABILITIES                                                TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                      $         (313)   $           --    $           --  $         (313)
------------------------------------------------------------------------------------------------------------------
Total                                           $         (313)   $           --    $           --  $         (313)
------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     CONVERTIBLE SECURITIES         COMMON STOCKS
------------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2015                                                    $ 1,444                   $12
 Purchases                                                                                -                     -
 Sales                                                                                    -                     -
 Transfers into Level 3                                                                   -                     -
 Transfers out of Level 3                                                            (1,444)                    -
 Net realized gain (loss) on investments                                                  -                     -
 Change in net unrealized appreciation/(depreciation) of
 investments                                                                              -                     3
-----------------------------------------------------------------------------------------------------------------
 Balance as of March 31, 2016                                                       $     -                   $15
-----------------------------------------------------------------------------------------------------------------

================================================================================

5  | USAA Flexible Income Fund

================================================================================

For the period of January 1,2016, through March 31,2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                TRANSFERS INTO (OUT OF) LEVEL 1   TRANSFERS INTO (OUT OF) LEVEL 2    TRANSFERS INTO (OUT OF) LEVEL 3
--------------------------------------------------------------------------------------------------------------------
ASSETS

Convertible
  Securities   $                              -   $                  1,444,000.00    $                 (1,444,000.00)
               -----------------------------------------------------------------------------------------------------
Total          $                              -   $                  1,444,000.00    $                 (1,444,000.00)
               -----------------------------------------------------------------------------------------------------

Transferred from Level 3 to Level 2 due to the availability of significant observable inputs.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Flexible Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2 and certain bonds, which are valued based on methods discussed in Note A5.

================================================================================

9  | USAA Flexible Income Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $4,082,000 and $19,441,000, respectively, resulting in net unrealized depreciation of $15,359,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $87,834,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.8% of net assets at March 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are

================================================================================

11  | USAA Flexible Income Fund

================================================================================

designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust
STRIPS    Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) At March 31, 2016, the issuer was in default with respect to interest and/or principal payments.
(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2016.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2016.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

(f) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2016, was $2,015,000, which represented 2.3% of the Fund's net assets.
(h) Securities with a value of $2,157,000 are segregated as collateral for initial margin requirements on open futures contracts.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(j) Security was fair valued at March 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $15,000, which represented less than 0.1% of the Fund's net assets.
(k) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
*    Non-income-producing security.

================================================================================

13  | USAA Flexible Income Fund
________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
MARCH 31, 2016

                                                                      (Form N-Q)

88396-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.6%)

              COMMON STOCKS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
        198   Oversea-Chinese Banking Corp. Ltd.                                                      $          1
                                                                                                      ------------
              REITs - DIVERSIFIED (0.0%)
     37,000   BGP Holdings plc (a),(b)                                                                          --
                                                                                                      ------------
              Total Financials                                                                                   1
                                                                                                      ------------
              Total Common Stocks (cost: $1)                                                                     1
                                                                                                      ------------
              EXCHANGE-TRADED FUNDS (51.1%)
    227,700   iShares MSCI USA Minimum Volatility ETF                                                       10,003
    211,100   iShares MSCI USA Momentum Factor ETF                                                          15,431
    493,900   iShares MSCI USA Quality Factor ETF                                                           32,410
     64,100   iShares MSCI USA Value Factor ETF                                                              3,933
      4,800   iShares Russell 1000 ETF                                                                         548
    224,100   PowerShares FTSE RAFI U.S. 1000 Portfolio                                                     19,754
    448,400   Schwab Fundamental U.S. Large Co. Index ETF                                                   13,223
     99,200   Vanguard Total Stock Market ETF                                                               10,398
                                                                                                      ------------
              Total Exchange-Traded Funds (cost: $105,268)                                                 105,700
                                                                                                      ------------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (48.5%)
    587,100   iShares Core MSCI EAFE ETF                                                                    31,198
    169,800   iShares Core MSCI Emerging Markets ETF                                                         7,067
    173,700   iShares Currency Hedged MSCI EAFE ETF                                                          4,146
     94,800   iShares MSCI EAFE Minimum Volatility ETF                                                       6,299
     63,800   iShares MSCI Emerging Markets Minimum Volatility ETF                                           3,277
    454,500   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                     16,071
    544,300   PowerShares FTSE RAFI Emerging Markets Portfolio                                               8,497
    659,600   Schwab Fundamental International Large Co. Index ETF                                          15,573
    131,700   Vanguard FTSE Developed Markets ETF                                                            4,723
     36,900   Vanguard FTSE Emerging Markets ETF                                                             1,276
     38,400   WisdomTree Europe Hedged Equity Fund                                                           1,994
                                                                                                      ------------
              Total International Exchange-Traded Funds (cost: $113,269)                                   100,121
                                                                                                      ------------
              Total Equity Securities (cost: $218,538)                                                     205,822
                                                                                                      ------------

================================================================================

1 | USAA Global Managed Volatility Fund

================================================================================

NUMBER OF                                                                                                   MARKET
SHARES        SECURITY                                                                                 VALUE (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.3%)

              MONEY MARKET FUNDS (0.3%)
    589,546   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (c)(cost: $590)    $        590
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $219,128)                                                      $    206,412
                                                                                                      ============

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.2%)
        250   Put - S&P 500 Index expiring April 15, 2016 at 1750                                                6
        250   Put - S&P 500 Index expiring July 29, 2016 at 1750                                               369
                                                                                                      ------------

              TOTAL PURCHASED OPTIONS (COST: $1,454)                                                  $        375
                                                                                                      ============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                              (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                            QUOTED PRICES         OTHER         SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                               MARKETS          OBSERVABLE         INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $          1      $        --       $        --      $         1
  Exchange-Traded Funds                           105,700               --                --          105,700
  International Exchange-Traded Funds             100,121               --                --          100,121
Money Market Instruments:
  Money Market Funds                                  590               --                --              590
Purchased Options                                     375               --                --              375
-------------------------------------------------------------------------------------------------------------
Total                                        $    206,787      $        --       $        --      $   206,787
-------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.


                       TRANSFERS INTO (OUT OF) LEVEL 1   TRANSFERS INTO (OUT OF) LEVEL 2    TRANSFERS INTO (OUT OF) LEVEL 3
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Common Stocks          $                      1,000.00   $                    (1,000.00)    $                             -
                       ----------------------------------------------------------------------------------------------------
Total Assets           $                      1,000.00   $                    (1,000.00)    $                             -
                       ----------------------------------------------------------------------------------------------------

Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

3  | USAA Global Managed Volatility Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

5  | USAA Global Managed Volatility Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $2,128,000 and $15,923,000, respectively, resulting in net unrealized depreciation of $13,795,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $206,668,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 48.5% of net assets at March 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT    Real estate investment trust

================================================================================

7  | USAA Global Managed Volatility Fund

================================================================================

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board.
(b) Security was fair valued at March 31, 2016, by the Manager in accordance with valuation procedures approved by the Board.
(c) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
*       Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8

________________________________________________________________________________
[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2016

                                                                      (Form N-Q)

48480-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.5%)

              CONSUMER DISCRETIONARY (19.7%)
              ------------------------------
              APPAREL RETAIL (0.4%)
     71,694   Ross Stores, Inc.                                                                       $      4,151
                                                                                                      ------------
              AUTOMOBILE MANUFACTURERS (0.6%)
     23,375   Tesla Motors, Inc.*                                                                            5,371
                                                                                                      ------------
              AUTOMOTIVE RETAIL (0.5%)
     17,204   O'Reilly Automotive, Inc.*                                                                     4,708
                                                                                                      ------------
              BROADCASTING (0.4%)
     26,475   Discovery Communications, Inc. "A"*                                                              758
     44,814   Discovery Communications, Inc. "C"*                                                            1,210
     18,027   Liberty Media Corp. "A"*                                                                         697
     39,410   Liberty Media Corp. "C"*                                                                       1,501
                                                                                                      ------------
                                                                                                             4,166
                                                                                                      ------------
              CABLE & SATELLITE (4.4%)
     19,903   Charter Communications, Inc. "A"*                                                              4,029
    430,656   Comcast Corp. "A"                                                                             26,304
     39,960   DISH Network Corp. "A"*                                                                        1,848
     44,750   Liberty Global plc "A"*                                                                        1,723
    102,849   Liberty Global plc "C"*                                                                        3,863
    901,913   Sirius XM Holdings, Inc.*                                                                      3,563
                                                                                                      ------------
                                                                                                            41,330
                                                                                                      ------------
              CATALOG RETAIL (0.2%)
     81,120   Liberty Interactive Corp. "A"*                                                                 2,048
                                                                                                      ------------
              GENERAL MERCHANDISE STORES (0.4%)
     41,565   Dollar Tree, Inc.*                                                                             3,428
                                                                                                      ------------
              HOMEFURNISHING RETAIL (0.1%)
     28,957   Bed Bath & Beyond, Inc.*                                                                       1,437
                                                                                                      ------------
              HOTELS, RESORTS & CRUISE LINES (0.6%)
     44,861   Marriott International, Inc. "A"                                                               3,193
     40,215   Norwegian Cruise Line Holdings Ltd.*                                                           2,224
                                                                                                      ------------
                                                                                                             5,417
                                                                                                      ------------
              INTERNET RETAIL (8.5%)
     83,344   Amazon.com, Inc.*(a)                                                                          49,476
     60,910   Ctrip.com International Ltd. ADR*                                                              2,696
     24,390   Expedia, Inc.                                                                                  2,630
    154,413   JD.com, Inc. ADR*                                                                              4,092
     23,804   Liberty Ventures "A"*                                                                            931
     75,775   Netflix, Inc.*                                                                                 7,747
      8,783   Priceline Group, Inc.*                                                                        11,321
     23,449   TripAdvisor, Inc.*                                                                             1,559
                                                                                                      ------------
                                                                                                            80,452
                                                                                                      ------------

================================================================================

1  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.2%)
     60,190   Mattel, Inc.                                                                            $      2,024
                                                                                                      ------------
              MOVIES & ENTERTAINMENT (1.3%)
    198,141   Twenty-First Century Fox, Inc. "A"                                                             5,524
    141,336   Twenty-First Century Fox, Inc. "B"                                                             3,986
     61,388   Viacom, Inc. "B"                                                                               2,534
                                                                                                      ------------
                                                                                                            12,044
                                                                                                      ------------
              RESTAURANTS (1.6%)
    261,727   Starbucks Corp.                                                                               15,625
                                                                                                      ------------
              SPECIALTY STORES (0.5%)
     23,660   Tractor Supply Co.                                                                             2,140
     11,263   Ulta Salon, Cosmetics & Fragrance, Inc.*                                                       2,182
                                                                                                      ------------
                                                                                                             4,322
                                                                                                      ------------
              Total Consumer Discretionary                                                                 186,523
                                                                                                      ------------

              CONSUMER STAPLES (6.7%)
              -----------------------
              DRUG RETAIL (1.7%)
    190,947   Walgreens Boots Alliance, Inc.                                                                16,085
                                                                                                      ------------
              FOOD RETAIL (0.2%)
     57,452   Whole Foods Market, Inc.                                                                       1,787
                                                                                                      ------------
              HYPERMARKETS & SUPER CENTERS (1.3%)
     77,842   Costco Wholesale Corp.                                                                        12,266
                                                                                                      ------------
              PACKAGED FOODS & MEAT (3.0%)
    214,789   Kraft Heinz Co.                                                                               16,874
    277,693   Mondelez International, Inc. "A"                                                              11,141
                                                                                                      ------------
                                                                                                            28,015
                                                                                                      ------------
              SOFT DRINKS (0.5%)
     35,917   Monster Beverage Corp.*                                                                        4,791
                                                                                                      ------------
              Total Consumer Staples                                                                        62,944
                                                                                                      ------------

              HEALTH CARE (12.0%)
              -------------------
              BIOTECHNOLOGY (9.2%)
     39,877   Alexion Pharmaceuticals, Inc.*                                                                 5,552
    133,125   Amgen, Inc.                                                                                   19,959
     38,706   Biogen, Inc.*                                                                                 10,076
     28,601   BioMarin Pharmaceutical, Inc.*                                                                 2,359
    138,384   Celgene Corp.*                                                                                13,851
    241,942   Gilead Sciences, Inc.                                                                         22,225
     33,135   Incyte Corp.*                                                                                  2,401
     18,209   Regeneron Pharmaceuticals, Inc.*                                                               6,563
     43,612   Vertex Pharmaceuticals, Inc.*                                                                  3,467
                                                                                                      ------------
                                                                                                            86,453
                                                                                                      ------------
              HEALTH CARE DISTRIBUTORS (0.3%)
     14,501   Henry Schein, Inc.*                                                                            2,503
                                                                                                      ------------
              HEALTH CARE EQUIPMENT (0.4%)
      6,616   Intuitive Surgical, Inc.*                                                                      3,977
                                                                                                      ------------
              HEALTH CARE SERVICES (0.9%)
    118,245   Express Scripts Holdings Co.*                                                                  8,122
                                                                                                      ------------
              HEALTH CARE TECHNOLOGY (0.3%)
     60,262   Cerner Corp.*                                                                                  3,191
                                                                                                      ------------
              LIFE SCIENCES TOOLS & SERVICES (0.4%)
     25,913   Illumina, Inc.*                                                                                4,201
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.5%)
     39,331   Endo International plc*                                                                 $      1,107
     86,854   Mylan N.V.*                                                                                    4,026
                                                                                                      ------------
                                                                                                             5,133
                                                                                                      ------------
              Total Health Care                                                                            113,580
                                                                                                      ------------

              INDUSTRIALS (2.0%)
              ------------------
              AIRLINES (0.5%)
    106,741   American Airlines Group, Inc.                                                                  4,377
                                                                                                      ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     62,233   PACCAR, Inc.                                                                                   3,404
                                                                                                      ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     15,079   Stericycle, Inc.*                                                                              1,903
                                                                                                      ------------
              RAILROADS (0.5%)
    170,472   CSX Corp.                                                                                      4,390
                                                                                                      ------------
              RESEARCH & CONSULTING SERVICES (0.2%)
     29,795   Verisk Analytics, Inc.*                                                                        2,381
                                                                                                      ------------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     51,002   Fastenal Co.                                                                                   2,499
                                                                                                      ------------
              Total Industrials                                                                             18,954
                                                                                                      ------------

              INFORMATION TECHNOLOGY (55.0%)
              ------------------------------
              APPLICATION SOFTWARE (1.8%)
     88,204   Adobe Systems, Inc.*                                                                           8,274
     39,933   Autodesk, Inc.*                                                                                2,328
     27,252   Citrix Systems, Inc.*                                                                          2,141
     45,454   Intuit, Inc.                                                                                   4,728
                                                                                                      ------------
                                                                                                            17,471
                                                                                                      ------------
              COMMUNICATIONS EQUIPMENT (4.1%)
    890,732   Cisco Systems, Inc.                                                                           25,359
    264,564   QUALCOMM, Inc.(a)                                                                             13,530
                                                                                                      ------------
                                                                                                            38,889
                                                                                                      ------------
              DATA PROCESSING & OUTSOURCED SERVICES (2.4%)
     80,955   Automatic Data Processing, Inc.                                                                7,262
     39,448   Fiserv, Inc.*                                                                                  4,047
     63,873   Paychex, Inc.                                                                                  3,450
    216,422   PayPal Holdings, Inc.*                                                                         8,354
                                                                                                      ------------
                                                                                                            23,113
                                                                                                      ------------
              HOME ENTERTAINMENT SOFTWARE (0.8%)
    130,094   Activision Blizzard, Inc.                                                                      4,402
     54,749   Electronic Arts, Inc.*                                                                         3,620
                                                                                                      ------------
                                                                                                             8,022
                                                                                                      ------------
              INTERNET SOFTWARE & SERVICES (16.5%)
     31,339   Akamai Technologies, Inc.*                                                                     1,742
     51,790   Alphabet, Inc. "A"*(a)                                                                        39,511
     61,164   Alphabet, Inc. "C"*                                                                           45,564
     47,973   Baidu, Inc. ADR*                                                                               9,157
    208,636   eBay, Inc.*                                                                                    4,978
    406,226   Facebook, Inc. "A"*                                                                           46,350
     13,354   NetEase, Inc. ADR                                                                              1,917
    167,588   Yahoo! Inc.*                                                                                   6,169
                                                                                                      ------------
                                                                                                           155,388
                                                                                                      ------------
              IT CONSULTING & OTHER SERVICES (0.7%)
    107,814   Cognizant Technology Solutions Corp. "A"*                                                      6,760
                                                                                                      ------------

================================================================================

3  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.7%)
    200,163   Applied Materials, Inc.                                                                 $      4,239
     28,131   Lam Research Corp.                                                                             2,324
                                                                                                      ------------
                                                                                                             6,563
                                                                                                      ------------
              SEMICONDUCTORS (7.1%)
     54,786   Analog Devices, Inc.                                                                           3,243
     48,942   Broadcom Ltd.                                                                                  7,561
    836,220   Intel Corp.                                                                                   27,052
     42,375   Linear Technology Corp.                                                                        1,888
     50,703   Maxim Integrated Products, Inc.                                                                1,865
    183,652   Micron Technology, Inc.*                                                                       1,923
     95,237   NVIDIA Corp.                                                                                   3,393
     61,247   NXP Semiconductors N.V.*                                                                       4,965
     33,929   Skyworks Solutions, Inc.                                                                       2,643
    177,949   Texas Instruments, Inc.                                                                       10,218
     45,270   Xilinx, Inc.                                                                                   2,147
                                                                                                      ------------
                                                                                                            66,898
                                                                                                      ------------
              SYSTEMS SOFTWARE (9.0%)
     73,753   CA, Inc.                                                                                       2,271
     32,004   Check Point Software Technologies Ltd.*                                                        2,799
  1,400,021   Microsoft Corp.(a)                                                                            77,323
    115,424   Symantec Corp.                                                                                 2,122
                                                                                                      ------------
                                                                                                            84,515
                                                                                                      ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (11.9%)
    981,445   Apple, Inc.(a)                                                                               106,968
     51,902   NetApp, Inc.                                                                                   1,417
     52,371   Seagate Technology plc                                                                         1,804
     41,201   Western Digital Corp.                                                                          1,946
                                                                                                      ------------
                                                                                                           112,135
                                                                                                      ------------
              Total Information Technology                                                                 519,754
                                                                                                      ------------

              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.1%)
     22,222   SBA Communications Corp. "A"*                                                                  2,226
    144,857   T-Mobile US, Inc.*                                                                             5,548
     68,680   Vodafone Group plc ADR                                                                         2,201
                                                                                                      ------------
                                                                                                             9,975
                                                                                                      ------------
              Total Telecommunication Services                                                               9,975
                                                                                                      ------------
              Total Common Stocks                                                                          911,730
                                                                                                      ------------
              Total Equity Securities (cost: $602,491)                                                     911,730
                                                                                                      ------------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.4%)

              MONEY MARKET FUNDS (3.1%)
 29,484,974   State Street Institutional Liquid Reserves Fund Premier Class, 0.44%(b)                       29,485
                                                                                                      ------------

              U.S. TREASURY BILLS (0.3%)
      2,310   0.01%, 9/15/2016(c),(d)                                                                        2,307
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                                                      MARKET
$(000)/                                                                                                      VALUE
SHARES        SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              Total Money Market Instruments (cost: $31,792)                                         $      31,792
                                                                                                     -------------

              TOTAL INVESTMENTS (COST: $634,283)                                                     $     943,522
                                                                                                     =============

                                                                                                      UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                EXPIRATION            CONTRACT            (DEPRECIATION)
LONG/(SHORT)  SECURITY                                       DATE              VALUE (000)               (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (3.4%)
        360   Nasdaq 100 E-Mini Index                      6/17/2016           $    32,229           $       1,204
                                                                               ===========           =============

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Common Stocks                                   $      911,730    $          --     $          --    $     911,730
Money Market Instruments:
  Money Market Funds                                    29,485               --                --           29,485
  U.S. Treasury Bills                                    2,307               --                --            2,307
Futures(1)                                               1,204               --                --            1,204
------------------------------------------------------------------------------------------------------------------
Total                                           $      944,726    $          --     $          --    $     944,726
------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

5. Repurchase agreements are valued at cost.

6. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7  | USAA Nasdaq-100 Index Fund

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $325,067,000 and $15,828,000, respectively, resulting in net unrealized appreciation of $309,239,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $944,162,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

F. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2016.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
(c) Securities with a value of $2,307,000 are segregated as collateral for initial margin requirements on open futures contracts.
(d)  Rate represents an annualized yield at time of purchase, not coupon rate.
*    Non-income-producing security.

================================================================================

9  | USAA Nasdaq-100 Index Fund

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2016

                                                                      (Form N-Q)

94425-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (18.5%)

              EXCHANGE-TRADED FUNDS (15.2%)
      3,600   Energy Select Sector SPDR ETF                                                           $        223
    386,400   iShares Core Dividend Growth ETF                                                              10,201
    107,600   Proshares S&P 500 Arisocrats ETF                                                               5,630
                                                                                                      ------------
              Total Exchange-Traded Funds (cost: $15,374)                                                   16,054
                                                                                                      ------------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.3%)
     30,600   iShares TIPS Bond ETF(a) (cost: $3,440)                                                        3,508
                                                                                                      ------------
              Total U.S. Equity Securities (cost: $18,814)                                                  19,562
                                                                                                      ------------

              INTERNATIONAL EQUITY SECURITIES (10.9%)

              EXCHANGE-TRADED FUNDS (10.4%)
    127,200   iShares Core MSCI Emerging Markets ETF                                                         5,294
     12,000   iShares MSCI Emerging Markets Minimum Volatility ETF                                             617
     12,939   iShares MSCI Turkey ETF                                                                          567
     70,600   PowerShares FTSE RAFI Emerging Markets Portfolio                                               1,102
      8,400   SPDR S&P China ETF                                                                               586
     15,800   SPDR S&P Emerging Markets SmallCap ETF                                                           615
     18,004   WisdomTree Emerging Markets High Dividend Fund(a)                                                627
     15,400   WisdomTree Emerging Markets SmallCap Dividend Fund                                               582
     52,900   WisdomTree India Earnings Fund                                                                 1,032
                                                                                                      ------------
              Total Exchange-Traded Funds (cost: $12,110)                                                   11,022
                                                                                                      ------------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.5%)
     14,900   WisdomTree Emerging Markets Local Debt Fund (cost: $699)                                         548
                                                                                                      ------------
              Total International Equity Securities (cost: $12,809)                                         11,570
                                                                                                      ------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (14.9%)

              EXCHANGE-TRADED FUNDS (14.9%)
     71,500   First Trust Global Tactical Commodity Strategy Fund*                                           1,442
    113,500   iShares Gold Trust*                                                                            1,348
     25,200   iShares Silver Trust*                                                                            370
     21,600   Market Vectors Gold Miners ETF                                                                   432
      3,500   Market Vectors Oil Service ETF                                                                    93
    372,900   Powershares DB Optimum Yield ETF*                                                              5,746
     27,000   SPDR S&P Oil & Gas Exploration & Production ETF                                                  820
    138,200   United States Commodity Index Fund*                                                            5,586
                                                                                                      ------------
              Total Exchange-Traded Funds (cost: $16,306)                                                   15,837
                                                                                                      ------------
              Total Precious Metals and Commodity-Related Securities (cost: $16,306)                        15,837
                                                                                                      ------------

================================================================================

1  | USAA Real Return Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (9.9%)

              EXCHANGE-TRADED FUNDS (9.9%)
    125,700   Vanguard REIT ETF (cost: $9,051)                                                        $     10,534
                                                                                                      ------------
              Total Global Real Estate Equity Securities (cost: $9,051)                                     10,534
                                                                                                      ------------

PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                    RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
              BONDS (43.7%)

              CORPORATE OBLIGATIONS (11.6%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              SPECIALTY STORES (0.8%)
$       859   Harbor Freight Tools USA, Inc. (b)                        4.75%          7/26/2019               862
                                                                                                      ------------

              ENERGY (4.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        755   QEP Resources, Inc.                                       6.80           3/01/2020               707
                                                                                                      ------------
              OIL & GAS STORAGE & TRANSPORTATION (3.7%)
      1,000   Energy Transfer Partners, LP                              3.63 (c)      11/01/2066               580
      2,000   Enterprise Products Operating, LLC                        7.03           1/15/2068             2,033
        783   NGPL PipeCo, LLC (b)                                      6.75           9/15/2017               757
        560   Targa Resources Partners, LP                              6.88           2/01/2021               551
                                                                                                      ------------
                                                                                                             3,921
                                                                                                      ------------
              Total Energy                                                                                   4,628
                                                                                                      ------------

              FINANCIALS (3.1%)
              -----------------
              MULTI-LINE INSURANCE (0.3%)
      1,000   Genworth Holdings, Inc.                                   6.15          11/15/2066               323
                                                                                                      ------------
              PROPERTY & CASUALTY INSURANCE (2.2%)
      1,000   Chubb Corp.                                               6.38           3/29/2067               873
      1,564   Oil Insurance Ltd. (d)                                    3.61 (c)               -(e)          1,423
                                                                                                      ------------
                                                                                                             2,296
                                                                                                      ------------
              THRIFTS & MORTGAGE FINANCE (0.6%)
        793   Walter Investment Management Corp. (b)                    4.75          12/19/2020               692
                                                                                                      ------------
              Total Financials                                                                               3,311
                                                                                                      ------------

              HEALTH CARE (0.9%)
              ------------------
              HEALTH CARE FACILITIES (0.5%)
        500   HCA, Inc.                                                 5.38           2/01/2025               506
                                                                                                      ------------
              PHARMACEUTICALS (0.4%)
        500   Valeant Pharmaceuticals International, Inc. (d)           6.75           8/15/2021               410
                                                                                                      ------------
              Total Health Care                                                                                916
                                                                                                      ------------

              INDUSTRIALS (0.8%)
              ------------------
              TRADING COMPANIES & DISTRIBUTORS (0.8%)
      1,000   ILFC E-Capital Trust I (d)                                4.24 (c)      12/21/2065               812
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE           MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              MATERIALS (0.9%)
              ----------------
              METAL & GLASS CONTAINERS (0.9%)
$       935   Anchor Glass Container Corp.(b)                           4.25%          7/01/2022      $        933
                                                                                                      ------------

              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
        500   Frontier Communications Corp.                             7.88           1/15/2027               400
                                                                                                      ------------

              UTILITIES (0.4%)
              ----------------
              MULTI-UTILITIES (0.4%)
        500   Puget Sound Energy, Inc.                                  6.97           6/01/2067               383
                                                                                                      ------------
              Total Corporate Obligations (cost: $13,675)                                                   12,245
                                                                                                      ------------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

              MATERIALS (0.4%)
              ----------------
              GOLD (0.4%)
        500   Eldorado Gold Corp. (d) (cost: $500)                      6.13          12/15/2020               459
                                                                                                      ------------

              ASSET-BACKED SECURITIES (1.2%)

              FINANCIALS (1.2%)
              -----------------
              ASSET-BACKED FINANCING (1.2%)
         55   Arran Residential Mortgages Funding plc (d)               2.07 (c)      11/19/2047                55
      1,160   Trip Rail Master Funding, LLC (d)                         2.94 (c)       7/15/2041             1,171
                                                                                                      ------------
                                                                                                             1,226
                                                                                                      ------------
              Total Financials                                                                               1,226
                                                                                                      ------------
              Total Asset-Backed Securities (cost: $1,254)                                                   1,226
                                                                                                      ------------

              COMMERCIAL MORTGAGE SECURITIES (0.9%)

              FINANCIALS (0.9%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
        500   Merrill Lynch Mortgage Trust                              5.92           5/12/2039               492
        471   Morgan Stanley Capital I Trust                            5.59           3/12/2044               470
                                                                                                      ------------
                                                                                                               962
                                                                                                      ------------
              Total Financials                                                                                 962
                                                                                                      ------------
              Total Commercial Mortgage Securities (cost: $971)                                                962
                                                                                                      ------------

              U.S. TREASURY SECURITIES (29.6%)

              INFLATION-INDEXED NOTES (29.6%)
        981   1.88%, 7/15/2019                                                                               1,067
      1,469   1.38%, 1/15/2020                                                                               1,574
      2,352   1.25%, 7/15/2020                                                                               2,530
      2,083   1.13%, 1/15/2021                                                                               2,228
      3,599   0.63%, 7/15/2021                                                                               3,781
      2,086   0.13%, 1/15/2022                                                                               2,119
      1,643   0.13%, 7/15/2022                                                                               1,674
      3,609   0.13%, 1/15/2023                                                                               3,642
      1,018   0.38%, 7/15/2023                                                                               1,050
      1,037   0.63%, 1/15/2024                                                                               1,081
      1,456   0.13%, 7/15/2024                                                                               1,462
      1,890   2.50%, 1/15/2029                                                                               2,377

================================================================================

3  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                                                       VALUE
(000)         SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
$     1,206   2.13%, 2/15/2040                                                                        $      1,543
      1,190   2.13%, 2/15/2041                                                                               1,535
        159   0.75%, 2/15/2042                                                                                 155
      1,566   0.63%, 2/15/2043                                                                               1,474
      1,017   1.38%, 2/15/2044                                                                               1,140
      1,006   0.75%, 2/15/2045                                                                                 976
                                                                                                      ------------
                                                                                                            31,408
                                                                                                      ------------
              Total U.S. Treasury Securities (cost: $30,318)                                                31,408
                                                                                                      ------------
              Total Bonds (cost: $46,718)                                                                   46,300
                                                                                                      ------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.44%(a),(f)
  2,164,819     (cost: $2,165)                                                                               2,165
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $105,863)                                                      $    105,968
                                                                                                      ============

                                                                                                      UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                EXPIRATION            CONTRACT            (DEPRECIATION)
LONG/(SHORT)                                                 DATE              VALUE (000)               (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (1.5%)(g)
         10   US Treasury Bond                             6/21/2016             $1,644              $         (14)
                                                                                 ======              =============

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
      Exchange-Traded Funds                     $       16,054    $          --     $          --    $      16,054
      Fixed-Income Exchange-Traded Funds                 3,508               --                --            3,508
International Equity Securities:
      Exchange-Traded Funds                             11,022               --                --           11,022
      Fixed-Income Exchange-Traded Funds                   548               --                --              548
Precious Metals and Commodity-Related
Securities:
      Exchange-Traded Funds                             15,837               --                --           15,837
Global Real Estate Equity Securities:
      Exchange-Traded Funds                             10,534               --                --           10,534
Bonds:
  Corporate Obligations                                     --           12,245                --           12,245
  Eurodollar and Yankee Obligations                         --              459                --              459
  Asset-Backed Securities                                   --            1,226                --            1,226
  Commercial Mortgage Securities                            --              962                --              962
  U.S. Treasury Securities                              31,408               --                --           31,408
Money Market Instruments:
  Money Market Funds                                     2,165               --                --            2,165
------------------------------------------------------------------------------------------------------------------
Total                                           $       91,076    $      14,892     $          --    $     105,968
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
LIABILITIES                                       LIABILITIES                                                TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                      $          (14)   $          --     $          --    $         (14)
------------------------------------------------------------------------------------------------------------------

   (1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1,2016, through March 31,2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

6  | USAA Real Return Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

================================================================================

7  | USAA Real Return Fund

================================================================================

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $4,353,000 and $4,248,000, respectively, resulting in net unrealized appreciation of $105,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $106,090,000 at March 31, 2016, and, in total, may not equal

================================================================================

9  | USAA Real Return Fund

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.9% of net assets at March 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

TIPS    Treasury Inflation Protected Securities
REIT    Real estate investment trust

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2016.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2016.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
(g) Cash with a value of $89,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

================================================================================

11  | USAA Real Return Fund

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2016

                                                                      (Form N-Q)

48479-0516                                   (C)2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  COMMON STOCKS (98.6%)

                  CONSUMER DISCRETIONARY (12.7%)
                  ------------------------------
                  ADVERTISING (0.2%)
         122,393  Interpublic Group of Companies, Inc.                                      $      2,809
          71,913  Omnicom Group, Inc.                                                              5,985
                                                                                            ------------
                                                                                                   8,794
                                                                                            ------------
                  APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
          83,602  Coach, Inc.                                                                      3,352
         117,328  Hanesbrands, Inc.                                                                3,325
          54,088  Michael Kors Holdings Ltd. *                                                     3,081
          24,551  PVH Corp.                                                                        2,432
          17,754  Ralph Lauren Corp.                                                               1,709
          54,870  Under Armour, Inc. ''A'' *                                                       4,655
         102,310  V.F. Corp.                                                                       6,625
                                                                                            ------------
                                                                                                  25,179
                                                                                            ------------
                  APPAREL RETAIL (0.6%)
          68,571  Gap, Inc.                                                                        2,016
          76,524  L Brands, Inc.                                                                   6,720
         122,178  Ross Stores, Inc.                                                                7,074
         201,840  TJX Companies, Inc.                                                             15,814
          25,996  Urban Outfitters, Inc.*                                                            860
                                                                                            ------------
                                                                                                  32,484
                                                                                            ------------
                  AUTO PARTS & EQUIPMENT (0.3%)
          65,807  BorgWarner, Inc.                                                                 2,527
          83,869  Delphi Automotive plc                                                            6,292
         195,967  Johnson Controls, Inc.                                                           7,637
                                                                                            ------------
                                                                                                  16,456
                                                                                            ------------
                  AUTOMOBILE MANUFACTURERS (0.5%)
       1,174,469  Ford Motor Co.                                                                  15,855
         422,852  General Motors Co.                                                              13,290
                                                                                            ------------
                                                                                                  29,145
                                                                                            ------------
                  AUTOMOTIVE RETAIL (0.4%)
          22,069  Advance Auto Parts, Inc.                                                         3,539
          22,483  AutoNation, Inc. *                                                               1,049
           9,126  AutoZone, Inc. *                                                                 7,271
          59,044  CarMax, Inc.*                                                                    3,017
          29,296  O'Reilly Automotive, Inc.*                                                       8,017
                                                                                            ------------
                                                                                                  22,893
                                                                                            ------------
                  BROADCASTING (0.2%)
         127,032  CBS Corp. ''B''                                                                  6,998
          46,099  Discovery Communications, Inc. ''A'' *                                           1,320
          71,694  Discovery Communications, Inc. ''C'' *                                           1,936
          28,345  Scripps Network Interactive ''A''                                                1,856
          66,885  TEGNA, Inc.                                                                      1,569
                                                                                            ------------
                                                                                                  13,679
                                                                                            ------------
                  CABLE & SATELLITE (1.2%)
          67,763  Cablevision Systems Corp. ''A''                                                  2,236
         733,070  Comcast Corp. ''A''                                                             44,776
          85,311  Time Warner Cable, Inc.                                                         17,456
                                                                                            ------------
                                                                                                  64,468
                                                                                            ------------
                  CASINOS & GAMING (0.0%)
          24,815  Wynn Resorts Ltd.                                                                2,318
                                                                                            ------------
                  COMPUTER & ELECTRONIC RETAIL (0.1%)
          85,000  Best Buy Co., Inc.                                                               2,758
          31,586  GameStop Corp. ''A''                                                             1,002
                                                                                            ------------
                                                                                                   3,760
                                                                                            ------------
                  CONSUMER ELECTRONICS (0.1%)
          34,960  Garmin Ltd.                                                                      1,397
          21,256  Harman International Industries, Inc.                                            1,893
                                                                                            ------------
                                                                                                   3,290
                                                                                            ------------
                  DEPARTMENT STORES (0.2%)
          56,903  Kohl's Corp.                                                                     2,652
          93,074  Macy's, Inc.                                                                     4,104
          38,485  Nordstrom, Inc.                                                                  2,202
                                                                                            ------------
                                                                                                   8,958
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  DISTRIBUTORS (0.1%)
          45,216  Genuine Parts Co.                                                         $      4,493
                                                                                            ------------
                  FOOTWEAR (0.5%)
         406,834  NIKE, Inc. ''B''                                                                25,008
                                                                                            ------------
                  GENERAL MERCHANDISE STORES (0.5%)
          87,758  Dollar General Corp.                                                             7,512
          70,618  Dollar Tree, Inc. *                                                              5,823
         181,705  Target Corp.                                                                    14,951
                                                                                            ------------
                                                                                                  28,286
                                                                                            ------------
                  HOME FURNISHINGS (0.1%)
          40,737  Leggett & Platt, Inc.                                                            1,971
          19,245  Mohawk Industries, Inc.*                                                         3,674
                                                                                            ------------
                                                                                                   5,645
                                                                                            ------------
                  HOME IMPROVEMENT RETAIL (1.3%)
         382,076  Home Depot, Inc.                                                                50,980
         275,813  Lowe's Companies, Inc.                                                          20,893
                                                                                            ------------
                                                                                                  71,873
                                                                                            ------------
                  HOMEBUILDING (0.1%)
          98,957  D.R. Horton, Inc.                                                                2,992
          53,897  Lennar Corp. ''A''                                                               2,606
          95,233  PulteGroup, Inc.                                                                 1,782
                                                                                            ------------
                                                                                                   7,380
                                                                                            ------------
                  HOMEFURNISHING RETAIL (0.0%)
          49,326  Bed Bath & Beyond, Inc.*                                                         2,448
                                                                                            ------------
                  HOTELS, RESORTS & CRUISE LINES (0.4%)
         135,801  Carnival Corp.                                                                   7,166
          57,094  Marriott International, Inc. ''A''                                               4,064
          50,956  Royal Caribbean Cruises Ltd.                                                     4,186
          50,776  Starwood Hotels & Resorts Worldwide, Inc.                                        4,237
          33,811  Wyndham Worldwide Corp.                                                          2,584
                                                                                            ------------
                                                                                                  22,237
                                                                                            ------------
                  HOUSEHOLD APPLIANCES (0.1%)
          23,358  Whirlpool Corp.                                                                  4,212
                                                                                            ------------
                  HOUSEWARES & SPECIALTIES (0.1%)
          81,193  Newell Rubbermaid, Inc.                                                          3,596
                                                                                            ------------
                  INTERNET RETAIL (2.0%)
         116,336  Amazon.com, Inc. *                                                              69,062
          35,741  Expedia, Inc.                                                                    3,854
         128,988  Netflix, Inc.*                                                                  13,186
          14,963  Priceline Group, Inc. *                                                         19,287
          34,486  TripAdvisor, Inc. *                                                              2,293
                                                                                            ------------
                                                                                                 107,682
                                                                                            ------------
                  LEISURE PRODUCTS (0.1%)
          33,993  Hasbro, Inc.                                                                     2,723
         102,345  Mattel, Inc.                                                                     3,441
                                                                                            ------------
                                                                                                   6,164
                                                                                            ------------
                  MOTORCYCLE MANUFACTURERS (0.1%)
          55,460  Harley-Davidson, Inc.                                                            2,847
                                                                                            ------------
                  MOVIES & ENTERTAINMENT (1.4%)
         238,084  Time Warner, Inc.                                                               17,273
         337,119  Twenty-First Century Fox, Inc. ''A''                                             9,399
         130,261  Twenty-First Century Fox, Inc. ''B''                                             3,673
         104,771  Viacom, Inc. ''B''                                                               4,325
         452,266  Walt Disney Co.                                                                 44,915
                                                                                            ------------
                                                                                                  79,585
                                                                                            ------------
                  PUBLISHING (0.0%)
         113,514  News Corp. ''A''                                                                 1,449
          32,131  News Corp. ''B''                                                                   426
                                                                                            ------------
                                                                                                   1,875
                                                                                            ------------
                  RESTAURANTS (1.4%)
           9,054  Chipotle Mexican Grill, Inc. *                                                   4,264
          34,813  Darden Restaurants, Inc.                                                         2,308
         271,640  McDonald's Corp.                                                                34,140
         445,804  Starbucks Corp.                                                                 26,615
         123,167  Yum! Brands, Inc.                                                               10,081
                                                                                            ------------
                                                                                                  77,408
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  SPECIALIZED CONSUMER SERVICES (0.0%)
          70,237  H&R Block, Inc.(f)                                                        $      1,856
                                                                                            ------------
                  SPECIALTY STORES (0.2%)
          23,817  Signet Jewelers Ltd.                                                             2,954
         192,497  Staples, Inc.                                                                    2,123
          33,379  Tiffany & Co.                                                                    2,450
          40,519  Tractor Supply Co.                                                               3,665
                                                                                            ------------
                                                                                                  11,192
                                                                                            ------------
                  TIRES & RUBBER (0.0%)
          80,357  Goodyear Tire & Rubber Co.                                                       2,650
                                                                                            ------------
                  Total Consumer Discretionary                                                   697,861
                                                                                            ------------
                  CONSUMER STAPLES (10.3%)
                  ------------------------
                  AGRICULTURAL PRODUCTS (0.2%)
         178,857  Archer-Daniels-Midland Co.                                                       6,494
                                                                                            ------------
                  BREWERS (0.1%)
          55,401  Molson Coors Brewing Co. ''B''                                                   5,328
                                                                                            ------------
                  DISTILLERS & VINTNERS (0.2%)
          30,537  Brown-Forman Corp. ''B''                                                         3,007
          53,004  Constellation Brands, Inc. ''A''                                                 8,008
                                                                                            ------------
                                                                                                  11,015
                                                                                            ------------
                  DRUG RETAIL (1.0%)
         330,989  CVS Health Corp.                                                                34,334
         260,055  Walgreens Boots Alliance, Inc.                                                  21,907
                                                                                            ------------
                                                                                                  56,241
                                                                                            ------------
                  FOOD DISTRIBUTORS (0.1%)
         158,736  Sysco Corp.                                                                      7,418
                                                                                            ------------
                  FOOD RETAIL (0.3%)
         293,719  Kroger Co.                                                                      11,235
          97,858  Whole Foods Market, Inc.                                                         3,044
                                                                                            ------------
                                                                                                  14,279
                                                                                            ------------
                  HOUSEHOLD PRODUCTS (2.0%)
          39,303  Church & Dwight Co., Inc.                                                        3,623
          39,108  Clorox Co.                                                                       4,930
         268,957  Colgate-Palmolive Co.                                                           19,002
         108,558  Kimberly-Clark Corp.                                                            14,602
         799,354  Procter & Gamble Co.(f)                                                         65,795
                                                                                            ------------
                                                                                                 107,952
                                                                                            ------------
                  HYPERMARKETS & SUPER CENTERS (1.0%)
         132,511  Costco Wholesale Corp.                                                          20,881
         472,778  Wal-Mart Stores, Inc.(f)                                                        32,381
                                                                                            ------------
                                                                                                  53,262
                                                                                            ------------
                  PACKAGED FOOD & MEAT (1.5%)
          54,424  Campbell Soup Co.                                                                3,472
         131,060  ConAgra Foods, Inc.                                                              5,848
         179,214  General Mills, Inc.                                                             11,353
          43,043  Hershey Co.                                                                      3,964
          81,487  Hormel Foods Corp.                                                               3,523
          36,043  J.M. Smucker Co.                                                                 4,680
          75,837  Kellogg Co.                                                                      5,805
         179,125  Kraft Heinz Co.                                                                 14,072
          34,597  McCormick & Co., Inc.                                                            3,442
          56,484  Mead Johnson Nutrition Co.                                                       4,799
         472,679  Mondelez International, Inc. ''A''                                              18,964
          88,600  Tyson Foods, Inc. ''A''                                                          5,906
                                                                                            ------------
                                                                                                  85,828
                                                                                            ------------
                  PERSONAL PRODUCTS (0.1%)
          66,643  Estee Lauder Companies, Inc. ''A''                                               6,285
                                                                                            ------------

                  SOFT DRINKS (2.1%)
       1,174,440  Coca-Cola Co.                                                                   54,482
          62,772  Coca-Cola Enterprises, Inc.                                                      3,185
          56,470  Dr Pepper Snapple Group, Inc.                                                    5,050
          45,339  Monster Beverage Corp.*                                                          6,047
         435,398  PepsiCo, Inc.                                                                   44,620
                                                                                            ------------
                                                                                                 113,384
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  TOBACCO (1.7%)
         589,923  Altria Group, Inc.                                                        $     36,965
         466,787  Philip Morris International, Inc.                                               45,796
         249,483  Reynolds American, Inc.                                                         12,552
                                                                                            ------------
                                                                                                  95,313
                                                                                            ------------
                  Total Consumer Staples                                                         562,799
                                                                                            ------------
                  ENERGY (6.7%)
                  -------------
                  INTEGRATED OIL & GAS (3.2%)
         567,525  Chevron Corp.                                                                   54,142
       1,251,445  Exxon Mobil Corp.(f)                                                           104,608
         230,287  Occidental Petroleum Corp.                                                      15,759
                                                                                            ------------
                                                                                                 174,509
                                                                                            ------------
                  OIL & GAS DRILLING (0.1%)
          19,752  Diamond Offshore Drilling, Inc.                                                    429
          32,321  Helmerich & Payne, Inc.                                                          1,898
         102,325  Transocean Ltd.*                                                                   935
                                                                                            ------------
                                                                                                   3,262
                                                                                            ------------
                  OIL & GAS EQUIPMENT & SERVICES (0.9%)
         132,122  Baker Hughes, Inc.                                                               5,791
          58,042  Cameron International Corp. *                                                    3,892
          68,460  FMC Technologies, Inc.*                                                          1,873
         259,055  Halliburton Co.                                                                  9,253
         112,631  National Oilwell Varco, Inc.                                                     3,503
         377,277  Schlumberger Ltd.                                                               27,824
                                                                                            ------------
                                                                                                  52,136
                                                                                            ------------
                  OIL & GAS EXPLORATION & PRODUCTION (1.5%)
         153,504  Anadarko Petroleum Corp.                                                         7,149
         113,857  Apache Corp.                                                                     5,557
         138,133  Cabot Oil & Gas Corp.                                                            3,137
         155,392  Chesapeake Energy Corp.                                                            640
          28,673  Cimarex Energy Co.(f)                                                            2,789
          38,718  Concho Resources, Inc. *                                                         3,912
         372,588  ConocoPhillips                                                                  15,004
         152,992  Devon Energy Corp.                                                               4,198
         165,797  EOG Resources, Inc.                                                             12,034
          48,155  EQT Corp.                                                                        3,239
          79,855  Hess Corp.                                                                       4,205
         254,331  Marathon Oil Corp.                                                               2,833
          48,445  Murphy Oil Corp.                                                                 1,220
          59,756  Newfield Exploration Co.*                                                        1,987
         129,395  Noble Energy, Inc.                                                               4,064
          49,224  Pioneer Natural Resources Co.                                                    6,928
          50,684  Range Resources Corp.                                                            1,641
         114,909  Southwestern Energy Co.*                                                           927
                                                                                            ------------
                                                                                                  81,464
                                                                                            ------------
                  OIL & GAS REFINING & MARKETING (0.6%)
         159,730  Marathon Petroleum Corp.                                                         5,939
         141,437  Phillips 66                                                                     12,247
          36,107  Tesoro Corp.                                                                     3,105
         141,780  Valero Energy Corp.                                                              9,094
                                                                                            ------------
                                                                                                  30,385
                                                                                            ------------
                  OIL & GAS STORAGE & TRANSPORTATION (0.4%)
         120,567  Columbia Pipeline Group, Inc.                                                    3,026
         551,515  Kinder Morgan, Inc.                                                              9,850
          64,108  ONEOK, Inc.                                                                      1,915
         201,667  Spectra Energy Corp.                                                             6,171
         205,224  Williams Companies, Inc.                                                         3,298
                                                                                            ------------
                                                                                                  24,260
                                                                                            ------------
                  Total Energy                                                                   366,016
                                                                                            ------------
                  FINANCIALS (15.4%)
                  ------------------
                  ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
          16,179  Affiliated Managers Group, Inc. * (f)                                            2,627
          50,988  Ameriprise Financial, Inc.                                                       4,793
         324,260  Bank of New York Mellon Corp.                                                   11,943
          38,046  BlackRock, Inc.                                                                 12,957
         112,174  Franklin Resources, Inc.                                                         4,380
         125,611  Invesco Ltd.                                                                     3,865
          32,684  Legg Mason, Inc.                                                                 1,134
          63,759  Northern Trust Corp.(c)                                                          4,155
         120,823  State Street Corp.                                                               7,071
          74,497  T. Rowe Price Group, Inc.                                                        5,473
                                                                                            ------------
                                                                                                  58,398
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  CONSUMER FINANCE (0.7%)
         246,959  American Express Co.                                                      $     15,163
         158,784  Capital One Financial Corp.                                                     11,005
         124,955  Discover Financial Services                                                      6,363
         102,924  Navient Corp.                                                                    1,232
         251,362  Synchrony Financial *                                                            7,204
                                                                                            ------------
                                                                                                  40,967
                                                                                            ------------
                  DIVERSIFIED BANKS (4.3%)
       3,111,648  Bank of America Corp.(f)                                                        42,070
         888,419  Citigroup, Inc.                                                                 37,092
          53,160  Comerica, Inc.                                                                   2,013
       1,105,992  JPMorgan Chase & Co.(f)                                                         65,497
         491,806  U.S. Bancorp                                                                    19,962
       1,391,855  Wells Fargo & Co.                                                               67,310
                                                                                            ------------
                                                                                                 233,944
                                                                                            ------------
                  INSURANCE BROKERS (0.4%)
          81,409  Aon plc                                                                          8,503
         157,149  Marsh & McLennan Companies, Inc.                                                 9,553
          41,656  Willis Towers Watson plc                                                         4,943
                                                                                            ------------
                                                                                                  22,999
                                                                                            ------------
                  INVESTMENT BANKING & BROKERAGE (0.8%)
         362,173  Charles Schwab Corp.                                                            10,148
          85,328  E*TRADE Financial Corp.*                                                         2,090
         118,365  Goldman Sachs Group, Inc.                                                       18,581
         460,394  Morgan Stanley                                                                  11,514
                                                                                            ------------
                                                                                                  42,333
                                                                                            ------------
                  LIFE & HEALTH INSURANCE (0.8%)
         126,648  Aflac, Inc.                                                                      7,997
          72,702  Lincoln National Corp.                                                           2,850
         330,520  MetLife, Inc.                                                                   14,523
          81,445  Principal Financial Group, Inc.                                                  3,213
         134,162  Prudential Financial, Inc.                                                       9,689
          33,769  Torchmark Corp.                                                                  1,829
          71,861  Unum Group                                                                       2,222
                                                                                            ------------
                                                                                                  42,323
                                                                                            ------------
                  MULTI-LINE INSURANCE (0.5%)
         346,466  American International Group, Inc.                                              18,727
          19,288  Assurant, Inc.                                                                   1,488
         119,650  Hartford Financial Services Group, Inc.                                          5,513
          81,055  Loews Corp.                                                                      3,101
                                                                                            ------------
                                                                                                  28,829
                                                                                            ------------
                  MULTI-SECTOR HOLDINGS (1.5%)
         564,653  Berkshire Hathaway, Inc. ''B'' *                                                80,113
         100,538  Leucadia National Corp.                                                          1,626
                                                                                            ------------
                                                                                                  81,739
                                                                                            ------------
                  PROPERTY & CASUALTY INSURANCE (0.9%)
         114,106  Allstate Corp.                                                                   7,687
         138,919  Chubb Ltd.                                                                      16,552
          44,571  Cincinnati Financial Corp.                                                       2,913
         176,116  Progressive Corp.                                                                6,189
          88,939  Travelers Companies, Inc.                                                       10,380
          87,302  XL Group plc                                                                     3,213
                                                                                            ------------
                                                                                                  46,934
                                                                                            ------------
                  REAL ESTATE SERVICES (0.0%)
          87,862  CBRE Group, Inc. ''A'' *                                                         2,532
                                                                                            ------------
                  REGIONAL BANKS (0.9%)
         235,632  BB&T Corp.                                                                       7,839
         158,016  Citizens Financial Group, Inc.                                                   3,310
         236,113  Fifth Third Bancorp                                                              3,941
         240,530  Huntington Bancshares, Inc.                                                      2,295
         250,052  KeyCorp                                                                          2,761
          48,057  M&T Bank Corp.                                                                   5,334
          92,821  People's United Financial, Inc.                                                  1,479
         151,144  PNC Financial Services Group, Inc.                                              12,782
         389,408  Regions Financial Corp.                                                          3,057
         152,614  SunTrust Banks, Inc.                                                             5,506
          61,131  Zions Bancorp                                                                    1,480
                                                                                            ------------
                                                                                                  49,784
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  REITs - HEALTH CARE (0.3%)
         140,969  HCP, Inc.                                                                 $      4,593
         101,262  Ventas, Inc.                                                                     6,375
         107,026  Welltower, Inc.                                                                  7,421
                                                                                            ------------
                                                                                                  18,389
                                                                                            ------------
                  REITs - HOTEL & RESORT (0.1%)
         226,600  Host Hotels & Resorts, Inc.                                                      3,784
                                                                                            ------------
                  REITs - INDUSTRIAL (0.1%)
         158,139  Prologis, Inc.                                                                   6,987
                                                                                            ------------
                  REITs - OFFICE (0.2%)
          46,209  Boston Properties, Inc.                                                          5,872
          30,104  SL Green Realty Corp.                                                            2,917
          53,303  Vornado Realty Trust                                                             5,033
                                                                                            ------------
                                                                                                  13,822
                                                                                            ------------
                  REITs - RESIDENTIAL (0.5%)
          46,812  Apartment Investment & Management Co. ''A''                                      1,958
          41,286  AvalonBay Communities, Inc.                                                      7,853
         110,009  Equity Residential                                                               8,254
          19,791  Essex Property Trust, Inc.                                                       4,628
          80,522  UDR, Inc.                                                                        3,102
                                                                                            ------------
                                                                                                  25,795
                                                                                            ------------
                  REITs - RETAIL (0.7%)
          21,107  Federal Realty Investment Trust                                                  3,294
         175,879  General Growth Properties, Inc.                                                  5,229
         124,652  Kimco Realty Corp.                                                               3,588
          38,001  Macerich Co.                                                                     3,011
          75,472  Realty Income Corp.                                                              4,718
          93,218  Simon Property Group, Inc.                                                      19,360
                                                                                            ------------
                                                                                                  39,200
                                                                                            ------------
                  REITs - SPECIALIZED (1.0%)
         127,709  American Tower Corp.                                                            13,074
         100,624  Crown Castle International Corp.                                                 8,704
          20,760  Equinix, Inc.                                                                    6,866
          37,696  Extra Space Storage, Inc.                                                        3,523
          57,304  Iron Mountain, Inc.                                                              1,943
          44,373  Public Storage                                                                  12,239
         238,062  Weyerhaeuser Co.                                                                 7,375
                                                                                            ------------
                                                                                                  53,724
                                                                                            ------------
                  SPECIALIZED FINANCE (0.6%)
         102,042  CME Group, Inc.                                                                  9,801
          35,847  Intercontinental Exchange, Inc.(f)                                               8,429
          79,992  McGraw Hill Financial, Inc.                                                      7,918
          50,883  Moody's Corp.                                                                    4,913
          34,208  NASDAQ OMX Group, Inc.                                                           2,271
                                                                                            ------------
                                                                                                  33,332
                                                                                            ------------
                  Total Financials                                                               845,815
                                                                                            ------------
                  HEALTH CARE (14.1%)
                  -------------------
                  BIOTECHNOLOGY (3.1%)
         485,516  AbbVie, Inc.                                                                    27,733
          68,028  Alexion Pharmaceuticals, Inc. *                                                  9,471
         226,607  Amgen, Inc.                                                                     33,975
         205,285  Baxalta, Inc.                                                                    8,293
          65,892  Biogen, Inc. *                                                                  17,153
         235,475  Celgene Corp.*                                                                  23,569
         411,865  Gilead Sciences, Inc.(f)                                                        37,834
          23,527  Regeneron Pharmaceuticals, Inc.*                                                 8,480
          74,286  Vertex Pharmaceuticals, Inc.*                                                    5,905
                                                                                            ------------
                                                                                                 172,413
                                                                                            ------------
                  HEALTH CARE DISTRIBUTORS (0.5%)
          58,595  AmerisourceBergen Corp.                                                          5,071
          99,279  Cardinal Health, Inc.                                                            8,136
          24,561  Henry Schein, Inc.*                                                              4,240
          68,960  McKesson Corp.                                                                  10,844
          24,694  Patterson Companies, Inc.                                                        1,149
                                                                                            ------------
                                                                                                  29,440
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  HEALTH CARE EQUIPMENT (2.1%)
         443,922  Abbott Laboratories                                                       $     18,569
         165,269  Baxter International, Inc.                                                       6,789
          63,798  Becton, Dickinson and Co.                                                        9,686
         406,251  Boston Scientific Corp.*                                                         7,642
          22,345  C.R. Bard, Inc.                                                                  4,529
          64,654  Edwards Lifesciences Corp.*                                                      5,703
          74,373  Hologic, Inc. *                                                                  2,566
          11,287  Intuitive Surgical, Inc. *                                                       6,784
         423,679  Medtronic plc                                                                   31,776
          85,698  St. Jude Medical, Inc.                                                           4,713
          94,284  Stryker Corp.                                                                   10,116
          28,624  Varian Medical Systems, Inc.*                                                    2,290
          54,130  Zimmer Biomet Holdings, Inc.                                                     5,772
                                                                                            ------------
                                                                                                 116,935
                                                                                            ------------
                  HEALTH CARE FACILITIES (0.2%)
          92,097  HCA Holdings, Inc.*                                                              7,188
          29,917  Tenet Healthcare Corp. *                                                           866
          27,329  Universal Health Services, Inc. ''B''                                            3,408
                                                                                            ------------
                                                                                                  11,462
                                                                                            ------------
                  HEALTH CARE SERVICES (0.5%)
          49,955  DaVita HealthCare Partners, Inc.*                                                3,665
         201,323  Express Scripts Holding Co. *                                                   13,829
          30,828  Laboratory Corp. of America Holdings *                                           3,611
          42,685  Quest Diagnostics, Inc.                                                          3,050
                                                                                            ------------
                                                                                                  24,155
                                                                                            ------------
                  HEALTH CARE SUPPLIES (0.1%)
          72,319  DENTSPLY SIRONA, Inc.                                                            4,457
                                                                                            ------------
                  HEALTH CARE TECHNOLOGY (0.1%)
          91,537  Cerner Corp.*                                                                    4,848
                                                                                            ------------
                  LIFE SCIENCES TOOLS & SERVICES (0.6%)
          99,021  Agilent Technologies, Inc.                                                       3,946
          44,298  Illumina, Inc.*                                                                  7,181
          33,069  PerkinElmer, Inc.                                                                1,636
         119,290  Thermo Fisher Scientific, Inc.                                                  16,890
          24,595  Waters Corp.*                                                                    3,245
                                                                                            ------------
                                                                                                  32,898
                                                                                            ------------
                  MANAGED HEALTH CARE (1.5%)
         105,358  Aetna, Inc.                                                                     11,837
          78,763  Anthem, Inc.                                                                    10,947
          51,193  Centene Corp.*                                                                   3,152
          77,227  Cigna Corp.                                                                     10,599
          44,726  Humana, Inc.                                                                     8,183
         286,467  UnitedHealth Group, Inc.                                                        36,925
                                                                                            ------------
                                                                                                  81,643
                                                                                            ------------
                  PHARMACEUTICALS (5.4%)
         118,941  Allergan plc*                                                                   31,880
         503,115  Bristol-Myers Squibb Co.                                                        32,139
         293,349  Eli Lilly and Co.                                                               21,124
          62,026  Endo International plc *                                                         1,746
         831,505  Johnson & Johnson(f)                                                            89,969
          33,514  Mallinckrodt plc *                                                               2,054
         836,323  Merck & Co., Inc.(f)                                                            44,250
         123,940  Mylan N.V.*                                                                      5,744
          43,984  Perrigo Co. plc                                                                  5,627
       1,822,600  Pfizer, Inc.(f)                                                                 54,022
         137,813  Zoetis, Inc.                                                                     6,109
                                                                                            ------------
                                                                                                 294,664
                                                                                            ------------
                  Total Health Care                                                              772,915
                                                                                            ------------
                  INDUSTRIALS (10.0%)
                  -------------------
                  AEROSPACE & DEFENSE (2.4%)
         187,671  Boeing Co.                                                                      23,823
          88,169  General Dynamics Corp.                                                          11,583
         231,825  Honeywell International, Inc.                                                   25,976
          23,499  L-3 Communications Holdings, Inc.                                                2,785
          79,191  Lockheed Martin Corp.                                                           17,541
          54,391  Northrop Grumman Corp.                                                          10,764
          89,979  Raytheon Co.                                                                    11,034
          39,308  Rockwell Collins, Inc.                                                           3,625
          82,462  Textron, Inc.                                                                    3,006
         234,411  United Technologies Corp.                                                       23,464
                                                                                            ------------
                                                                                                 133,601
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  AGRICULTURE & FARM MACHINERY (0.1%)
          90,231  Deere & Co.                                                               $      6,947
                                                                                            ------------
                  AIR FREIGHT & LOGISTICS (0.7%)
          43,056  C.H. Robinson Worldwide, Inc.                                                    3,196
          54,922  Expeditors International of Washington, Inc.                                     2,681
          77,240  FedEx Corp.                                                                     12,568
         207,897  United Parcel Service, Inc. ''B''                                               21,927
                                                                                            ------------
                                                                                                  40,372
                                                                                            ------------
                  AIRLINES (0.6%)
         181,723  American Airlines Group, Inc.                                                    7,452
         234,581  Delta Air Lines, Inc.                                                           11,419
         192,252  Southwest Airlines Co.                                                           8,613
         108,315  United Continental Holdings, Inc.*                                               6,484
                                                                                            ------------
                                                                                                  33,968
                                                                                            ------------
                  BUILDING PRODUCTS (0.1%)
          29,088  Allegion plc                                                                     1,853
         100,460  Masco Corp.                                                                      3,160
                                                                                            ------------
                                                                                                   5,013
                                                                                            ------------
                  CONSTRUCTION & ENGINEERING (0.1%)
          42,100  Fluor Corp.                                                                      2,261
          36,924  Jacobs Engineering Group, Inc.*                                                  1,608
          48,530  Quanta Services, Inc.*                                                           1,095
                                                                                            ------------
                                                                                                   4,964
                                                                                            ------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
         175,412  Caterpillar, Inc.                                                               13,426
          48,847  Cummins, Inc.                                                                    5,370
         105,969  PACCAR, Inc.                                                                     5,796
                                                                                            ------------
                                                                                                  24,592
                                                                                            ------------
                  DIVERSIFIED SUPPORT SERVICES (0.0%)
          26,612  Cintas Corp.                                                                     2,390
                                                                                            ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
          71,360  AMETEK, Inc.                                                                     3,567
         138,318  Eaton Corp. plc                                                                  8,653
         193,681  Emerson Electric Co.                                                            10,532
          39,499  Rockwell Automation, Inc.                                                        4,493
                                                                                            ------------
                                                                                                  27,245
                                                                                            ------------
                  ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
          71,757  Republic Services, Inc.                                                          3,419
          25,602  Stericycle, Inc.*                                                                3,231
         125,214  Waste Management, Inc.                                                           7,388
                                                                                            ------------
                                                                                                  14,038
                                                                                            ------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          39,805  Robert Half International, Inc.                                                  1,854
                                                                                            ------------
                  INDUSTRIAL CONGLOMERATES (2.6%)
         182,313  3M Co.                                                                          30,379
         180,072  Danaher Corp.                                                                   17,082
       2,811,497  General Electric Co.                                                            89,377
          30,506  Roper Technologies, Inc.                                                         5,575
                                                                                            ------------
                                                                                                 142,413
                                                                                            ------------
                  INDUSTRIAL MACHINERY (0.7%)
          46,623  Dover Corp.                                                                      2,999
          39,692  Flowserve Corp.                                                                  1,763
          98,692  Illinois Tool Works, Inc.                                                       10,110
          77,299  Ingersoll-Rand plc                                                               4,793
          40,641  Parker-Hannifin Corp.                                                            4,514
          55,374  Pentair plc                                                                      3,005
          17,407  Snap-on, Inc.                                                                    2,733
          45,869  Stanley Black & Decker, Inc.                                                     4,826
          53,691  Xylem, Inc.                                                                      2,196
                                                                                            ------------
                                                                                                  36,939
                                                                                            ------------
                  OFFICE SERVICES & SUPPLIES (0.0%)
          57,684  Pitney Bowes, Inc.                                                               1,242
                                                                                            ------------
                  RAILROADS (0.7%)
         290,141  CSX Corp.                                                                        7,471
          32,905  Kansas City Southern                                                             2,812
          89,850  Norfolk Southern Corp.                                                           7,480
         255,042  Union Pacific Corp.                                                             20,288
                                                                                            ------------
                                                                                                  38,051
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  RESEARCH & CONSULTING SERVICES (0.3%)
          10,749  Dun & Bradstreet Corp.                                                    $      1,108
          35,552  Equifax, Inc.                                                                    4,063
         109,045  Nielsen Holdings plc                                                             5,742
          46,841  Verisk Analytics, Inc.*                                                          3,744
                                                                                            ------------
                                                                                                  14,657
                                                                                            ------------
                  SECURITY & ALARM SERVICES (0.1%)
          50,152  ADT Corp.                                                                        2,069
         127,467  Tyco International plc                                                           4,680
                                                                                            ------------
                                                                                                   6,749
                                                                                            ------------
                  TRADING COMPANIES & DISTRIBUTORS (0.2%)
          86,436  Fastenal Co.                                                                     4,235
          27,607  United Rentals, Inc.* (f)                                                        1,717
          17,095  W.W. Grainger, Inc.                                                              3,991
                                                                                            ------------
                                                                                                   9,943
                                                                                            ------------
                  TRUCKING (0.1%)
          26,795  J.B. Hunt Transport Services, Inc. (f)                                           2,257
          15,995  Ryder System, Inc.                                                               1,036
                                                                                            ------------
                                                                                                   3,293
                                                                                            ------------
                  Total Industrials                                                              548,271
                                                                                            ------------
                  INFORMATION TECHNOLOGY (20.5%)
                  ------------------------------
                  APPLICATION SOFTWARE (0.8%)
         150,200  Adobe Systems, Inc. *                                                           14,089
          67,593  Autodesk, Inc. *                                                                 3,941
          46,144  Citrix Systems, Inc.*                                                            3,626
          77,436  Intuit, Inc.                                                                     8,054
         190,061  salesforce.com, Inc. *                                                          14,032
                                                                                            ------------
                                                                                                  43,742
                                                                                            ------------
                  COMMUNICATIONS EQUIPMENT (1.0%)
       1,516,488  Cisco Systems, Inc.                                                             43,174
          20,599  F5 Networks, Inc.*                                                               2,180
          37,692  Harris Corp.                                                                     2,935
         105,612  Juniper Networks, Inc.                                                           2,694
          47,881  Motorola Solutions, Inc.                                                         3,625
                                                                                            ------------
                                                                                                  54,608
                                                                                            ------------
                  DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
          17,862  Alliance Data Systems Corp. *                                                    3,930
         137,613  Automatic Data Processing, Inc.                                                 12,345
          82,953  Fidelity National Information Services, Inc.                                     5,252
          67,239  Fiserv, Inc.*                                                                    6,897
         295,504  MasterCard, Inc. ''A''                                                          27,925
          96,885  Paychex, Inc.                                                                    5,233
         335,298  PayPal Holdings, Inc.*                                                          12,942
          50,422  Total System Services, Inc.                                                      2,399
         578,347  Visa, Inc. ''A''                                                                44,232
         151,734  Western Union Co.                                                                2,927
         288,424  Xerox Corp.                                                                      3,219
                                                                                            ------------
                                                                                                 127,301
                                                                                            ------------
                  ELECTRONIC COMPONENTS (0.2%)
          92,796  Amphenol Corp. ''A''                                                             5,365
         336,222  Corning, Inc.                                                                    7,024
                                                                                            ------------
                                                                                                  12,389
                                                                                            ------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
          40,686  FLIR Systems, Inc.                                                               1,341
                                                                                            ------------
                  ELECTRONIC MANUFACTURING SERVICES (0.1%)
         111,448  TE Connectivity Ltd.                                                             6,901
                                                                                            ------------
                  HOME ENTERTAINMENT SOFTWARE (0.2%)
         152,884  Activision Blizzard, Inc.                                                        5,174
          92,874  Electronic Arts, Inc.*                                                           6,140
                                                                                            ------------
                                                                                                  11,314
                                                                                            ------------
                  INTERNET SOFTWARE & SERVICES (4.3%)
          53,025  Akamai Technologies, Inc. *                                                      2,947
          88,167  Alphabet, Inc. ''A'' *                                                          67,263
          89,549  Alphabet, Inc. ''C'' *                                                          66,709
         326,822  eBay, Inc.*                                                                      7,798
         691,559  Facebook, Inc. ''A'' *                                                          78,907
          29,180  VeriSign, Inc.*                                                                  2,583
         262,540  Yahoo!, Inc.*                                                                    9,664
                                                                                            ------------
                                                                                                 235,871
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  IT CONSULTING & OTHER SERVICES (1.4%)
         189,221  Accenture plc ''A''                                                       $     21,836
         183,608  Cognizant Technology Solutions Corp. ''A'' *                                    11,512
          41,375  CSRA, Inc.                                                                       1,113
         266,387  International Business Machines Corp.                                           40,344
          39,919  Teradata Corp. *                                                                 1,048
                                                                                            ------------
                                                                                                  75,853
                                                                                            ------------
                  SEMICONDUCTOR EQUIPMENT (0.3%)
         341,062  Applied Materials, Inc.                                                          7,223
          46,872  KLA-Tencor Corp.                                                                 3,413
          47,661  Lam Research Corp.                                                               3,937
                                                                                            ------------
                                                                                                  14,573
                                                                                            ------------
                  SEMICONDUCTORS (2.5%)
          93,691  Analog Devices, Inc.                                                             5,546
         111,756  Broadcom Ltd.(f)                                                                17,266
          23,033  First Solar, Inc. *                                                              1,577
       1,423,856  Intel Corp.                                                                     46,062
          71,564  Linear Technology Corp.                                                          3,189
          60,922  Microchip Technology, Inc.                                                       2,936
         312,886  Micron Technology, Inc.*                                                         3,276
         154,690  NVIDIA Corp.                                                                     5,512
          38,704  Qorvo, Inc.*                                                                     1,951
         450,599  QUALCOMM, Inc.                                                                  23,044
          57,445  Skyworks Solutions, Inc.(f)                                                      4,475
         303,086  Texas Instruments, Inc.                                                         17,403
          76,840  Xilinx, Inc.                                                                     3,644
                                                                                            ------------
                                                                                                 135,881
                                                                                            ------------
                  SYSTEMS SOFTWARE (3.3%)
          88,699  CA, Inc.                                                                         2,731
       2,383,427  Microsoft Corp.(f)                                                             131,637
         949,574  Oracle Corp.                                                                    38,847
          55,182  Red Hat, Inc.*                                                                   4,112
         196,690  Symantec Corp.                                                                   3,615
                                                                                            ------------
                                                                                                 180,942
                                                                                            ------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.1%)
       1,670,684  Apple, Inc.(f)                                                                 182,088
         586,280  EMC Corp.                                                                       15,624
         517,163  Hewlett Packard Enterprise Co.                                                   9,169
         520,065  HP, Inc.                                                                         6,407
          87,584  NetApp, Inc.                                                                     2,390
          60,827  SanDisk Corp.                                                                    4,628
          89,980  Seagate Technology plc                                                           3,100
          70,587  Western Digital Corp.                                                            3,335
                                                                                            ------------
                                                                                                 226,741
                                                                                            ------------
                  Total Information Technology                                                 1,127,457
                                                                                            ------------
                  MATERIALS (2.8%)
                  ----------------
                  ALUMINUM (0.1%)
         394,891  Alcoa, Inc.                                                                      3,783
                                                                                            ------------
                  COMMODITY CHEMICALS (0.1%)
         104,169  LyondellBasell Industries N.V. ''A''                                             8,915
                                                                                            ------------
                  CONSTRUCTION MATERIALS (0.1%)
          19,360  Martin Marietta Materials, Inc.                                                  3,089
          40,214  Vulcan Materials Co.                                                             4,245
                                                                                            ------------
                                                                                                   7,334
                                                                                            ------------
                  DIVERSIFIED CHEMICALS (0.7%)
         337,093  Dow Chemical Co.                                                                17,144
         262,712  E.I. du Pont de Nemours and Co.                                                 16,635
          44,232  Eastman Chemical Co.                                                             3,195
                                                                                            ------------
                                                                                                  36,974
                                                                                            ------------
                  DIVERSIFIED METALS & MINING (0.1%)
         379,706  Freeport-McMoRan, Inc.                                                           3,926
                                                                                            ------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
          70,871  CF Industries Holdings, Inc.                                                     2,221
          39,970  FMC Corp.                                                                        1,614
         132,688  Monsanto Co.                                                                    11,642
         106,240  Mosaic Co.                                                                       2,868
                                                                                            ------------
                                                                                                  18,345
                                                                                            ------------
                  GOLD (0.1%)
         159,920  Newmont Mining Corp.                                                             4,251
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  INDUSTRIAL GASES (0.4%)
          58,533  Air Products and Chemicals, Inc.                                          $      8,432
          19,814  Airgas, Inc.                                                                     2,806
          85,785  Praxair, Inc.                                                                    9,818
                                                                                            ------------
                                                                                                  21,056
                                                                                            ------------
                  METAL & GLASS CONTAINERS (0.1%)
          42,380  Ball Corp.                                                                       3,021
          48,409  Owens-Illinois, Inc.*                                                              773
                                                                                            ------------
                                                                                                   3,794
                                                                                            ------------
                  PAPER PACKAGING (0.2%)
          27,296  Avery Dennison Corp.                                                             1,968
         124,429  International Paper Co.                                                          5,107
          59,072  Sealed Air Corp.                                                                 2,836
          76,811  WestRock Co.                                                                     2,998
                                                                                            ------------
                                                                                                  12,909
                                                                                            ------------
                  SPECIALTY CHEMICALS (0.5%)
          80,259  Ecolab, Inc.                                                                     8,950
          24,030  International Flavors & Fragrances, Inc.                                         2,734
          80,291  PPG Industries, Inc.                                                             8,952
          23,559  Sherwin-Williams Co.                                                             6,707
                                                                                            ------------
                                                                                                  27,343
                                                                                            ------------
                  STEEL (0.1%)
          95,565  Nucor Corp.                                                                      4,520
                                                                                            ------------
                  Total Materials                                                                153,150
                                                                                            ------------
                  TELECOMMUNICATION SERVICES (2.7%)
                  ---------------------------------
                  ALTERNATIVE CARRIERS (0.1%)
          86,917  Level 3 Communications, Inc. *                                                   4,593
                                                                                            ------------
                  INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
       1,853,989  AT&T, Inc.(f)                                                                   72,621
         163,233  CenturyLink, Inc.                                                                5,217
         347,380  Frontier Communications Corp.                                                    1,942
       1,227,854  Verizon Communications, Inc.(f)                                                 66,402
                                                                                            ------------
                                                                                                 146,182
                                                                                            ------------
                  Total Telecommunication Services                                               150,775
                                                                                            ------------
                  UTILITIES (3.4%)
                  ----------------
                  ELECTRIC UTILITIES (1.9%)
         147,899  American Electric Power Co., Inc.                                                9,820
         207,318  Duke Energy Corp.                                                               16,726
          98,133  Edison International                                                             7,055
          54,049  Entergy Corp.                                                                    4,285
          95,369  Eversource Energy                                                                5,564
         277,418  Exelon Corp.                                                                     9,948
         127,720  FirstEnergy Corp.                                                                4,594
         138,710  NextEra Energy, Inc.                                                            16,415
          33,230  Pinnacle West Capital Corp.                                                      2,495
         202,802  PPL Corp.                                                                        7,721
         274,826  Southern Co.                                                                    14,217
         153,485  Xcel Energy, Inc.                                                                6,419
                                                                                            ------------
                                                                                                 105,259
                                                                                            ------------
                  GAS UTILITIES (0.0%)
          36,455  AGL Resources, Inc.                                                              2,375
                                                                                            ------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         198,010  AES Corp.                                                                        2,336
          96,532  NRG Energy, Inc.                                                                 1,256
                                                                                            ------------
                                                                                                   3,592
                                                                                            ------------
                  MULTI-UTILITIES (1.3%)
          73,224  Ameren Corp.                                                                     3,668
         130,382  CenterPoint Energy, Inc.                                                         2,728
          83,813  CMS Energy Corp.                                                                 3,557
          88,249  Consolidated Edison, Inc.                                                        6,762
         179,627  Dominion Resources, Inc.                                                        13,493
          54,061  DTE Energy Co.                                                                   4,901
          96,628  NiSource, Inc.                                                                   2,276
         148,358  PG&E Corp.                                                                       8,860
         152,489  Public Service Enterprise Group, Inc.                                            7,188
          42,760  SCANA Corp.                                                                      3,000
          71,212  Sempra Energy                                                                    7,410
          71,812  TECO Energy, Inc.                                                                1,977
          95,136  WEC Energy Group, Inc.                                                           5,715
                                                                                            ------------
                                                                                                  71,535
                                                                                            ------------


PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
March 31, 2016 (unaudited)

NUMBER OF SHARES             SECURITY                                                 MARKET VALUE (000)
----------------             --------                                                 ------------------
                  WATER UTILITIES (0.1%)
          53,800  American Water Works Co., Inc.                                            $      3,708
                                                                                            ------------
                  Total Utilities                                                                186,469
                                                                                            ------------
                  Total Common Stock (Cost: $3,242,338)                                        5,411,528
                                                                                            ------------

                  MONEY MARKET INSTRUMENTS (1.4%)

                  MONEY MARKET FUND (1.2%)
                  ------------------------
      63,108,966  Northern Institutional Funds - Diversified Assets
                    Portfolio, 0.24% (a),(d)                                                      63,109
                                                                                            ------------

PRINCIPAL
AMOUNT
(000)
----------------
$         12,955  U.S. TREASURY BILLS (0.2%)
                  --------------------------
                  0.31%, 9/15/16(b),(e)                                                           12,935
                                                                                            ------------
                  Total Money Market Instruments (cost: $76,046)                                  76,044
                                                                                            ------------

                  TOTAL INVESTMENTS (COST: $3,318,384)                                      $  5,487,572
                                                                                            ============


PORTFOLIO OF INVESTMENTS (CONTINUED)
USAA S&P 500 INDEX FUND
MARCH 31, 2016 (UNAUDITED)

($ IN 000s)
                                                                VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
                                                    ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $   5,411,528    $           -     $           -    $   5,411,528
Money Market Instruments:
  Money Market Fund                                     63,109                -                 -           63,109
  U.S. Treasury Bills                                   12,935                -                 -           12,935
Other financial instruments(1)                           2,748                -                 -            2,748
------------------------------------------------------------------------------------------------------------------
Total                                            $   5,490,320    $           -     $           -    $   5,490,320
------------------------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) of the investment.

Refer to the Portfolio of Investments for additional industry, country or geographic region classifications.

For the period of January 1,2016, through March 31,2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.


NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

13  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

D. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $2,362,810,000 and $193,622,000, respectively, resulting in net unrealized appreciation of $2,169,188,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,487,682,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT   Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2016.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
   (NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $12,935,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2016.

                                                                            Contract           Unrealized
Type of Future          Expiration             Contracts     Position         Value           Appreciation
----------------------------------------------------------------------------------------------------------
E-mini S&P 500          June 17, 2016             744          Long        $76,316,000        $2,748,000
Index Futures

* Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2016

                                                                      (Form N-Q)

88215-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (35.2%)
    132,247   USAA Aggressive Growth Fund                                                             $      5,066
    184,445   USAA Emerging Markets Fund                                                                     2,632
    686,782   USAA Flexible Income Fund                                                                      6,016
    827,241   USAA Global Managed Volatility Fund                                                            7,214
    322,919   USAA Growth Fund                                                                               7,721
    575,322   USAA Income Stock Fund                                                                         9,821
    857,750   USAA International Fund                                                                       22,233
     50,685   USAA Precious Metals and Minerals Fund*                                                          621
    811,555   USAA Real Return Fund                                                                          7,685
    538,432   USAA S&P 500 Index Fund                                                                       15,814
     32,029   USAA Small Cap Stock Fund                                                                        489
  1,415,169   USAA Target Managed Allocation Fund                                                           13,430
    322,007   USAA Total Return Strategy Fund                                                                2,740
    751,438   USAA Value Fund                                                                               13,751
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $96,386)                                      115,233
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (64.3%)
  4,202,381   USAA Government Securities Fund                                                               42,108
  3,099,000   USAA High Income Fund                                                                         22,778
  3,386,383   USAA Income Fund                                                                              43,583
  2,012,030   USAA Intermediate-Term Bond Fund                                                              20,764
  8,914,661   USAA Short-Term Bond Fund                                                                     81,034
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $207,355)                                             210,267
                                                                                                      ------------

              ULTRA-SHORT MUTUAL FUNDS (0.3%)
     81,857   USAA Ultra Short-Term Bond Fund (cost: $824)                                                     814
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (0.3%)

              MONEY MARKET FUNDS (0.3%)
    885,311   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $885)             885
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $305,450)                                                      $    327,199
                                                                                                      ============

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $     115,233      $        --      $         --       $  115,233
Fixed-Income Mutual Funds                              210,267               --                --          210,267
Ultra-Short Mutual Funds                                   814               --                --              814
Money Market Instruments:
  Money Market Funds                                       885               --                --              885
------------------------------------------------------------------------------------------------------------------
Total                                            $     327,199      $        --      $         --       $  327,199
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (53.7%)
    349,292   USAA Aggressive Growth Fund                                                             $     13,381
    729,882   USAA Emerging Markets Fund                                                                    10,415
    767,721   USAA Flexible Income Fund                                                                      6,725
  2,577,173   USAA Global Managed Volatility Fund                                                           22,473
    930,004   USAA Growth Fund                                                                              22,236
  1,578,740   USAA Income Stock Fund                                                                        26,949
  2,435,478   USAA International Fund                                                                       63,128
    134,912   USAA Precious Metals and Minerals Fund*                                                        1,653
    954,763   USAA Real Return Fund                                                                          9,042
  1,478,521   USAA S&P 500 Index Fund                                                                       43,424
    449,292   USAA Small Cap Stock Fund                                                                      6,861
  3,872,376   USAA Target Managed Allocation Fund                                                           36,749
    437,008   USAA Total Return Strategy Fund                                                                3,719
  2,159,594   USAA Value Fund                                                                               39,521
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $253,188)                                     306,276
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (45.3%)
  3,969,418   USAA Government Securities Fund                                                               39,774
  4,519,236   USAA High Income Fund                                                                         33,216
  4,739,161   USAA Income Fund                                                                              60,993
  5,039,890   USAA Intermediate-Term Bond Fund                                                              52,012
  7,980,480   USAA Short-Term Bond Fund                                                                     72,542
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $247,040)                                             258,537
                                                                                                      ------------

              ULTRA-SHORT MUTUAL FUNDS (0.3%)
    196,693   USAA Ultra Short-Term Bond Fund (cost: $1,981)                                                 1,955
                                                                                                      ------------
              MONEY MARKET INSTRUMENTS (0.1%)

              MONEY MARKET FUNDS (0.1%)
    680,745   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $681)             681
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $502,890)                                                      $    567,449
                                                                                                      ============

================================================================================

3  | USAA Target Retirement 2020 Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $     306,276      $        --      $         --      $   306,276
Fixed-Income Mutual Funds                              258,537               --                --          258,537
Ultra-Short Mutual Funds                                 1,955               --                --            1,955
Money Market Instruments:
  Money Market Funds                                       681               --                --              681
------------------------------------------------------------------------------------------------------------------
Total                                            $     567,449      $        --      $         --      $   567,449
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (73.6%)
    928,433   USAA Aggressive Growth Fund                                                             $     35,568
  2,030,077   USAA Emerging Markets Fund                                                                    28,969
    761,092   USAA Flexible Income Fund                                                                      6,667
  6,154,472   USAA Global Managed Volatility Fund                                                           53,667
  2,332,412   USAA Growth Fund                                                                              55,768
  4,083,167   USAA Income Stock Fund                                                                        69,700
  6,066,906   USAA International Fund                                                                      157,254
    246,325   USAA Precious Metals and Minerals Fund*                                                        3,018
  1,154,358   USAA Real Return Fund                                                                         10,932
  3,824,126   USAA S&P 500 Index Fund                                                                      112,315
  1,977,165   USAA Small Cap Stock Fund                                                                     30,191
 12,159,583   USAA Target Managed Allocation Fund                                                          115,394
  1,067,975   USAA Total Return Strategy Fund                                                                9,089
  5,051,061   USAA Value Fund                                                                               92,434
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $654,938)                                     780,966
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (25.7%)
  1,214,945   USAA Government Securities Fund                                                               12,174
  8,155,321   USAA High Income Fund                                                                         59,942
  5,658,067   USAA Income Fund                                                                              72,819
 10,257,418   USAA Intermediate-Term Bond Fund                                                             105,856
  2,435,931   USAA Short-Term Bond Fund                                                                     22,143
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $263,055)                                             272,934
                                                                                                      ------------

              ULTRA-SHORT MUTUAL FUNDS (0.4%)
    460,444   USAA Ultra Short-Term Bond Fund (cost: $4,645)                                                 4,577
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (0.4%)

              MONEY MARKET FUNDS (0.4%)
  3,950,940   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $3,951)         3,951
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $926,589)                                                      $  1,062,428
                                                                                                      ============

================================================================================

5  | USAA Target Retirement 2030 Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $     780,966      $        --      $         --      $   780,966
Fixed-Income Mutual Funds                              272,934               --                --          272,934
Ultra-Short Mutual Funds                                 4,577               --                --            4,577
Money Market Instruments:
  Money Market Funds                                     3,951               --                --            3,951
------------------------------------------------------------------------------------------------------------------
Total                                            $   1,062,428      $        --      $         --      $ 1,062,428
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (86.2%)
  1,123,775   USAA Aggressive Growth Fund                                                             $     43,052
  2,729,565   USAA Emerging Markets Fund                                                                    38,951
    414,841   USAA Flexible Income Fund                                                                      3,634
  7,482,515   USAA Global Managed Volatility Fund                                                           65,247
  2,902,569   USAA Growth Fund                                                                              69,400
  5,071,635   USAA Income Stock Fund                                                                        86,573
  7,498,079   USAA International Fund                                                                      194,350
    273,498   USAA Precious Metals and Minerals Fund*                                                        3,350
    559,559   USAA Real Return Fund                                                                          5,299
  4,774,725   USAA S&P 500 Index Fund                                                                      140,234
  3,040,073   USAA Small Cap Stock Fund                                                                     46,422
 16,103,381   USAA Target Managed Allocation Fund                                                          152,821
    515,051   USAA Total Return Strategy Fund                                                                4,383
  6,596,260   USAA Value Fund                                                                              120,712
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $816,345)                                     974,428
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (13.0%)
  6,022,605   USAA High Income Fund                                                                         44,266
  3,080,172   USAA Income Fund                                                                              39,642
  6,051,135   USAA Intermediate-Term Bond Fund                                                              62,448
     52,936   USAA Short-Term Bond Fund                                                                        481
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $147,818)                                             146,837
                                                                                                      ------------
              ULTRA-SHORT MUTUAL FUNDS (0.5%)
    575,871   USAA Ultra Short-Term Bond Fund (cost: $5,807)                                                 5,724
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (0.3%)

              MONEY MARKET FUNDS (0.3%)
  2,956,050   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $2,956)         2,956
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $972,926)                                                      $  1,129,945
                                                                                                      ============

================================================================================

7  | USAA Target Retirement 2040 Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $     974,428     $         --     $          --     $    974,428
Fixed-Income Mutual Funds                              146,837               --                --          146,837
Ultra-Short Mutual Funds                                 5,724               --                --            5,724
Money Market Instruments:
  Money Market Funds                                     2,956               --                --            2,956
------------------------------------------------------------------------------------------------------------------
Total                                            $   1,129,945     $         --     $          --     $  1,129,945
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (90.7%)
    617,292   USAA Aggressive Growth Fund                                                             $     23,649
  1,617,710   USAA Emerging Markets Fund                                                                    23,085
    149,215   USAA Flexible Income Fund                                                                      1,307
  4,607,432   USAA Global Managed Volatility Fund                                                           40,177
  1,543,933   USAA Growth Fund                                                                              36,915
  2,895,617   USAA Income Stock Fund                                                                        49,428
  4,322,027   USAA International Fund                                                                      112,027
    123,320   USAA Precious Metals and Minerals Fund*                                                        1,511
    199,582   USAA Real Return Fund                                                                          1,890
  2,597,666   USAA S&P 500 Index Fund                                                                       76,293
  1,764,048   USAA Small Cap Stock Fund                                                                     26,937
  9,513,044   USAA Target Managed Allocation Fund                                                           90,279
    659,078   USAA Total Return Strategy Fund                                                                5,609
  3,595,811   USAA Value Fund                                                                               65,803
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $473,527)                                     554,910
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (8.3%)
  2,436,377   USAA High Income Fund                                                                         17,908
  1,143,900   USAA Income Fund                                                                              14,722
  1,750,486   USAA Intermediate-Term Bond Fund                                                              18,065
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $53,021)                                               50,695
                                                                                                      ------------

              ULTRA-SHORT MUTUAL FUNDS (0.6%)
    351,044   USAA Ultra Short-Term Bond Fund (cost: $3,542)                                                 3,489
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (0.4%)

              MONEY MARKET FUNDS (0.4%)
  2,804,328   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $2,804)         2,804
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $532,894)                                                      $    611,898
                                                                                                      ============

================================================================================

9  | USAA Target Retirement 2050 Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $     554,910      $        --      $         --      $   554,910
Fixed-Income Mutual Funds                               50,695               --                --           50,695
Ultra-Short Mutual Funds                                 3,489               --                --            3,489
Money Market Instruments:
  Money Market Funds                                     2,804               --                --            2,804
------------------------------------------------------------------------------------------------------------------
Total                                            $     611,898      $        --      $         --      $   611,898
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (91.6%)
     46,468   USAA Aggressive Growth Fund                                                             $      1,780
    134,075   USAA Emerging Markets Fund                                                                     1,913
     11,789   USAA Flexible Income Fund                                                                        103
    313,196   USAA Global Managed Volatility Fund                                                            2,731
    111,984   USAA Growth Fund                                                                               2,678
    196,199   USAA Income Stock Fund                                                                         3,349
    301,045   USAA International Fund                                                                        7,803
      8,835   USAA Precious Metals and Minerals Fund*                                                          108
     14,149   USAA Real Return Fund                                                                            134
    185,689   USAA S&P 500 Index Fund                                                                        5,454
     89,471   USAA Small Cap Stock Fund                                                                      1,366
    776,078   USAA Target Managed Allocation Fund                                                            7,365
     30,080   USAA Total Return Strategy Fund                                                                  256
    266,376   USAA Value Fund                                                                                4,875
                                                                                                      ------------
              Total Equity & Alternative Mutual Funds (cost: $41,043)                                       39,915
                                                                                                      ------------

              FIXED-INCOME MUTUAL FUNDS (6.6%)
    118,822   USAA High Income Fund                                                                            873
     62,283   USAA Income Fund                                                                                 802
    115,025   USAA Intermediate-Term Bond Fund                                                               1,187
        408   USAA Short-Term Bond Fund                                                                          4
                                                                                                      ------------
              Total Fixed-Income Mutual Funds (cost: $2,968)                                                 2,866
                                                                                                      ------------

              ULTRA-SHORT MUTUAL FUNDS (0.5%)
     21,996   USAA Ultra Short-Term Bond Fund (cost: $222)                                                     219
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS (1.2%)
    526,029   State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a)(cost: $526)             526
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $44,759)                                                       $     43,526
                                                                                                      ============

================================================================================

11  | USAA Target Retirement 2060 Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                $      39,915      $        --      $         --     $     39,915
Fixed-Income Mutual Funds                                2,866               --                --            2,866
Ultra-Short Mutual Funds                                   219               --                --              219
Money Market Instruments:
  Money Market Funds                                       526               --                --              526
------------------------------------------------------------------------------------------------------------------
Total                                            $      43,526      $        --      $         --     $     43,526
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

13  | USAA Target Retirement Funds

================================================================================

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

As of March 31, 2016, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

================================================================================

                                        Notes to Portfolios of Investments |  14

================================================================================

                            Target Income      Target 2020      Target 2030      Target 2040      Target 2050      Target 2060
------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation           $26,939          $68,993         $147,745         $173,138          $89,211          $   491
Unrealized depreciation             5,190            4,434           11,906           16,119           10,207            1,724
------------------------------------------------------------------------------------------------------------------------------
Net                               $21,749          $64,559         $135,839         $157,019          $79,004          $(1,233)
------------------------------------------------------------------------------------------------------------------------------

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2016, net assets were as follows (in thousands):

                            Target Income      Target 2020      Target 2030      Target 2040      Target 2050      Target 2060
------------------------------------------------------------------------------------------------------------------------------
Net assets                       $327,015         $570,871       $1,061,843       $1,130,146         $611,799          $43,572

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of March 31, 2016 (in thousands):

Target Income:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)    Proceeds      Income     Gain (Loss)(b)     12/31/2015     03/31/2016
--------------------------------- ---------    ---------    ---------  ---------------     ----------    -----------
Aggressive Growth                    $    -      $    -         $  -            $    -        $ 5,227        $ 5,066
Emerging Markets                          -           -            -                 -          2,501          2,632
Flexible Income                          68           -           68                 -          5,653          6,016
Global Managed Volatility                 -           -            -                 -          7,189          7,214
Government Securities                   220       2,232          220               (8)         43,472         42,108
Growth                                    -           -            -                 -          7,757          7,721
High Income                           1,652           -          377                 -         20,892         22,778
Income                                  377       1,117          377              (28)         43,408         43,583
Income Stock                             88           -           88                 -          9,454          9,821
Intermediate-Term Bond                  218       1,594          208                94         21,802         20,764
International                           796         330            -              (13)         22,334         22,233
Precious Metals and Minerals              -         581            -             (383)            867            621
Real Return                              10           -           10                 -          7,416          7,685
S&P 500 Index                           107           -          107                 -         15,610         15,814
Short-Term Bond                         375       6,683          357             (140)         86,812         81,034
Small Cap Stock                           -           -            -                 -            486            489
Target Managed Allocation             6,683       4,670            -             (505)         11,270         13,430
Total Return Strategy                     3           -            3                 -          2,563          2,740
Ultra Short-Term Bond                     3         894            3              (15)          1,707            814
Value                                     -           -            -                 -         13,834         13,751

Target 2020:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)     Proceeds     Income     Gain (Loss)(b)     12/31/2015     03/31/2016
--------------------------------- ---------    ---------    ---------  ---------------     ----------    -----------
Aggressive Growth                      $  -       $1,402        $  -            $(197)        $15,329        $13,381
Emerging Markets                          -            -           -                 -          9,897         10,415
Flexible Income                          76            -          76                 -          6,319          6,725
Global Managed Volatility                 -            -           -                 -         22,396         22,473
Government Securities                   208        1,107         208                 1         40,064         39,774
Growth                                    -            -           -                 -         22,339         22,236
High Income                             565        2,746         565             (434)         35,257         33,216
Income                                  526        1,107         526              (42)         60,292         60,993
Income Stock                            240        1,402         240              (12)         27,414         26,949
Intermediate-Term Bond                  529        1,107         505              (24)         51,739         52,012
International                             -          567           -              (42)         65,490         63,128
Precious Metals and Minerals              -          761           -             (828)          1,733          1,653
Real Return                              12            -          12                 -          8,724          9,042

================================================================================

15  | USAA Target Retirement Funds

================================================================================

S&P 500 Index                           293        1,402         293             (145)         44,370         43,424
Short-Term Bond                         337        7,193         321             (140)         78,925         72,542
Small Cap Stock                           -        2,270           -               668          9,122          6,861
Target Managed Allocation             9,386        8,699           -             (795)         35,735         36,749
Total Return Strategy                     4            -           4                 -          3,479          3,719
Ultra Short-Term Bond                     7        1,378           7              (24)          3,331          1,955
Value                                     -            -           -                 -         39,758         39,521

Target 2030:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)     Proceeds     Income     Gain (Loss)(b)     12/31/2015     03/31/2016
--------------------------------- ---------     --------    ---------   --------------     ----------    -----------
Aggressive Growth                    $    -       $    -       $    -         $      -       $ 36,692       $ 35,568
Emerging Markets                          -            -            -                -         27,528         28,969
Flexible Income                          75            -           75                -          6,265          6,667
Global Managed Volatility                 -            -            -                -         53,482         53,667
Government Securities                    64          993           64              (4)         12,914         12,174
Growth                                    -            -            -                -         56,025         55,768
High Income                           1,986            -          993                -         57,414         59,942
Income                                  624          993          624             (50)         71,664         72,819
Income Stock                            621            -          621                -         67,094         69,700
Intermediate-Term Bond                1,067        2,813        1,018            (221)        105,864        105,856
International                         2,483            -            -                -        158,996        157,254
Precious Metals and Minerals              -        2,197            -          (1,974)          3,755          3,018
Real Return                              15        3,821           15                -         10,548         10,932
S&P 500 Index                           759            -          759                -        110,870        112,315
Short-Term Bond                         104            -          104             (97)         25,713         22,143
Small Cap Stock                           -            -            -                -         30,013         30,191
Target Managed Allocation                 -            -            -                -        115,030        115,394
Total Return Strategy                    11        2,001           11            (175)         10,473          9,089
Ultra Short-Term Bond                    13            -           13                -          4,564          4,577
Value                                     -            -            -                -         92,990         92,434

Target 2040:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)     Proceeds     Income     Gain (Loss)(b)     12/31/2015     03/31/2016
--------------------------------- ---------     --------    ---------   --------------     ----------    -----------
Aggressive Growth                    $    -        $   -         $  -           $    -       $ 44,412       $ 43,052
Emerging Markets                          -            -            -                -         37,013         38,951
Flexible Income                          41            -           41                -          3,415          3,634
Global Managed Volatility                 -            -            -                -         65,023         65,247
Growth                                    -            -            -                -         69,720         69,400
High Income                           1,782            -          733                -         42,075         44,266
Income                                  343        3,161          343            (165)         41,620         39,642
Income Stock                            772            -          772                -         83,336         86,573
Intermediate-Term Bond                  632        2,096          632            (165)         62,893         62,448
International                         1,048            -            -                -        198,690        194,350
Precious Metals and Minerals              -            -            -                -          2,385          3,350
Real Return                               7            -            7                -          5,113          5,299
S&P 500 Index                           947            -          947                -        138,430        140,234
Short-Term Bond                           2            -            2                -            476            481
Small Cap Stock                           -            -            -                -         46,148         46,422
Target Managed Allocation             1,572            -            -                -        150,704        152,821
Total Return Strategy                     5            -            5                -          4,100          4,383
Ultra Short-Term Bond                    16            -           16                -          5,708          5,724
Value                                     -            -            -                -        121,437        120,712

================================================================================

                                        Notes to Portfolios of Investments |  16

================================================================================

Target 2050:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)     Proceeds     Income     Gain (Loss)(b)     12/31/2015     03/31/2016
--------------------------------- ---------     ---------   ----------  ---------------   ------------   ------------
Aggressive Growth                    $    -        $    -         $  -           $    -       $ 24,395       $ 23,649
Emerging Markets                      1,218             -            -                -         20,775         23,085
Flexible Income                          15             -           15                -          1,228          1,307
Global Managed Volatility             1,407             -            -                -         38,529         40,177
Growth                                    -             -            -                -         37,085         36,915
High Income                             697             -          297                -         17,045         17,908
Income                                  408             -          126                -         14,007         14,722
Income Stock                            440           844          440             (54)         48,474         49,428
Intermediate-Term Bond                  197         5,939          197            (425)         23,527         18,065
International                         4,250             -            -                -        110,567        112,027
Precious Metals and Minerals              -             -            -                -          1,075          1,511
Real Return                               3             -            3                -          1,824          1,890
S&P 500 Index                           515             -          515                -         75,312         76,293
Small Cap Stock                           -             -            -                -         26,778         26,937
Target Managed Allocation             4,814             -            -                -         84,985         90,279
Total Return Strategy                     7             -            7                -          5,247          5,609
Ultra Short-Term Bond                    10             -           10                -          3,479          3,489
Value                                 1,218             -            -                -         64,977         65,803

Target 2060:

                                   Purchase      Sales      Dividend       Realized             Market Value
Affiliated USAA Fund                Cost(a)     Proceeds     Income     Gain (Loss)(b)    12/31/2015     03/31/2016
--------------------------------- ---------     ---------   ----------  ---------------   ------------   ------------
Aggressive Growth                    $  218            $-          $ -               $-         $1,603         $1,780
Emerging Markets                        348             -            -                -          1,456          1,913
Flexible Income                          20             -            1                -             78            103
Global Managed Volatility               301             -            -                -          2,412          2,731
Growth                                  301             -            -                -          2,370          2,678
High Income                              97             -           13                -            768            873
Income                                  126             -            6                -            659            802
Income Stock                            397             -           30                -          2,839          3,349
Intermediate-Term Bond                   85             -           12                -          1,082          1,187
International                         1,132             -            -                -          6,793          7,803
Precious Metals and Minerals              -             -            -                -             77            108
Real Return                               -             -            -                -            129            134
S&P 500 Index                           564             -           37                -          4,817          5,454
Short-Term Bond                           -             -            -                -              4              4
Small Cap Stock                           -             -            -                -          1,358          1,366
Target Managed Allocation             1,192             -            -                -          6,129          7,365
Total Return Strategy                     -             -            -                -            240            256
Ultra Short-Term Bond                     1             -            1                -            218            219
Value                                   480             -            -                -          4,398          4,875

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
*     Non-income-producing security.

================================================================================

17  | USAA Target Retirement Funds

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2016

                                                                      (Form N-Q)

48701-0516                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (88.7%)

              COMMON STOCKS (14.0%)

              CONSUMER DISCRETIONARY (4.8%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
     27,000   Burberry Group plc ADR                                                                 $         530
     54,000   Cie Financiere Richemont S.A. ADR                                                                356
     23,000   Kering ADR                                                                                       412
     16,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                                                        547
     18,000   Swatch Group AG ADR                                                                              309
                                                                                                     -------------
                                                                                                             2,154
                                                                                                     -------------
              AUTOMOBILE MANUFACTURERS (1.1%)
     19,500   BMW AG ADR                                                                                       596
      7,500   Daimler AG ADR                                                                                   585
                                                                                                     -------------
                                                                                                             1,181
                                                                                                     -------------
              CASINOS & GAMING (0.4%)
      8,800   Las Vegas Sands Corp.(a)                                                                         455
                                                                                                     -------------
              HOTELS, RESORTS & CRUISE LINES (1.2%)
     15,120   Hilton Worldwide Holdings, Inc.(a)                                                               340
     16,470   Norwegian Cruise Line Holdings Ltd.*(a)                                                          911
                                                                                                     -------------
                                                                                                             1,251
                                                                                                     -------------
              Total Consumer Discretionary                                                                   5,041
                                                                                                     -------------

              ENERGY (0.0%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      1,280   California Resources Corp.                                                                         1
                                                                                                     -------------

              FINANCIALS (0.4%)
              -----------------
              INVESTMENT BANKING & BROKERAGE (0.4%)
     13,986   Charles Schwab Corp.(a)                                                                          392
                                                                                                     -------------

              INDUSTRIALS (0.9%)
              ------------------
              AIRLINES (0.5%)
      9,612   United Continental Holdings, Inc.*(a)                                                            575
                                                                                                     -------------
              RAILROADS (0.4%)
      3,294   Canadian Pacific Railway Ltd.(a)                                                                 437
                                                                                                     -------------
              Total Industrials                                                                              1,012
                                                                                                     -------------

              INFORMATION TECHNOLOGY (1.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
     10,058   Juniper Networks, Inc.(a)                                                                        257
                                                                                                     -------------

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.7%)
      6,426   Facebook, Inc. "A"*(a)                                                                 $         733
                                                                                                     -------------
              SEMICONDUCTORS (0.7%)
      9,153   NXP Semiconductors N.V.*(a)                                                                      742
                                                                                                     -------------
              Total Information Technology                                                                   1,732
                                                                                                     -------------

              MATERIALS (6.3%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
     50,000   Freeport-McMoRan, Inc.                                                                           517
                                                                                                     -------------
              PRECIOUS METALS & MINERALS (5.8%)
     17,500   Agnico-Eagle Mines Ltd.                                                                          633
     20,000   AngloGold Ashanti Ltd. ADR*                                                                      274
    100,000   B2Gold Corp.*                                                                                    166
     20,000   Barrick Gold Corp.                                                                               271
     60,000   Centerra Gold, Inc.                                                                              278
     56,000   Compania de Minas Buenaventura S.A. ADR*                                                         412
    100,000   Dundee Precious Metals, Inc.*                                                                    162
     85,000   Eldorado Gold Corp.                                                                              268
     25,000   Goldcorp, Inc.                                                                                   406
     45,902   Hycroft Mining Corp.*(b),(c)                                                                      14
    105,000   Kinross Gold Corp.*                                                                              357
     75,000   New Gold, Inc.*                                                                                  280
     20,000   Newmont Mining Corp.                                                                             531
     26,000   Pan American Silver Corp.                                                                        283
      7,000   Randgold Resources Ltd. ADR                                                                      636
      8,500   Royal Gold, Inc.(a)                                                                              436
     24,000   Silver Wheaton Corp.                                                                             398
     28,000   Tahoe Resources, Inc.                                                                            281
                                                                                                     -------------
                                                                                                             6,086
                                                                                                     -------------
              Total Materials                                                                                6,603
                                                                                                     -------------
              Total Common Stocks (cost: $18,770)                                                           14,781
                                                                                                     -------------

              EXCHANGE-TRADED FUNDS (27.3%)
    400,000   iShares Gold Trust*                                                                            4,752
     20,000   iShares MSCI Brazil Capped ETF                                                                   526
    400,000   iShares MSCI Italy Capped ETF                                                                  4,880
     40,000   iShares Silver Trust*                                                                            587
    170,000   Market Vectors Gold Miners ETF                                                                 3,397
    400,000   PowerShares FTSE RAFI Emerging Markets Portfolio                                               6,244
     15,000   Schwab Fundamental International Large Co. Index ETF                                             354
     40,000   SPDR Gold Shares*                                                                              4,704
    170,000   WisdomTree India Earnings Fund                                                                 3,317
                                                                                                     -------------
              Total Exchange-Traded Funds (cost: $32,862)                                                   28,761
                                                                                                     -------------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (47.4%)
    160,000   iShares 20+ Year Treasury Bond ETF                                                            20,898
     37,000   iShares 7-10 Year Treasury Bond ETF                                                            4,083
    218,000   iShares TIPS Bond ETF                                                                         24,991
                                                                                                     -------------
              Total Fixed-Income Exchange-Traded Funds (cost: $48,727)                                      49,972
                                                                                                     -------------
              Total Equity Securities (cost: $100,359)                                                      93,514
                                                                                                     -------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                        COUPON                                         VALUE
(000)         SECURITY                                          RATE              MATURITY                   (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (1.6%)

              CONVERTIBLE SECURITIES (0.6%)

              MATERIALS (0.6%)
              ----------------
              GOLD (0.6%)
$       467   Hycroft Mining Corp. (d) (cost: $447)            15.00%            10/22/2020          $         665
                                                                                                     -------------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

              MATERIALS (1.0%)
              ----------------
              GOLD (1.0%)
      1,000   St. Barbara Ltd. (e) (cost: $849)                 8.88              4/15/2018                  1,005
                                                                                                     -------------
              Total Bonds (cost: $1,296)                                                                     1,670
                                                                                                     -------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.7%)

              MONEY MARKET FUNDS (6.7%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (a),(f)
  7,051,609     (cost: $7,052)                                                                               7,052
                                                                                                     -------------

              TOTAL INVESTMENTS (COST: $108,707)                                                     $     102,236
                                                                                                     =============

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (2.5%)
     10,000   Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 48                          45
      5,000   Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 50                          18
      2,000   Call - Market Vectors Gold Miners ETF expiring January 19, 2018 at 25                            625
      2,000   Call - Market Vectors Gold Miners ETF expiring January 19, 2018 at 35                            286
      4,000   Call - Market Vectors Gold Miners ETF expiring January 20, 2017 at 26                            538
        100   Put - Alphabet, Inc. expiring January 20, 2017 at 580                                            135
        100   Put - Amazon.com, Inc. expiring January 20, 2017 at 470                                          225
        300   Put - Facebook, Inc. expiring January 19, 2018 at 70                                             110
        400   Put - Facebook, Inc. expiring January 20, 2017 at 80                                              91
      1,490   Put - iShares MSCI EAFE ETF expiring June 17, 2016 at 51                                          60
      2,840   Put - iShares MSCI Emerging Markets ETF expiring June 17, 2016 at 28                              44
        100   Put - iShares NASDAQ Biotechnology ETF expiring January 19, 2018 at 200                          186
        100   Put - Netflix, Inc. expiring January 20, 2017 at 80                                               73
        500   Put - NXP Semiconductors N.V. expiring January 19, 2018 at 35                                     84
         24   Put - S&P 500 Index expiring June 17, 2016 at 1970                                                71
      8,000   Put - United States Oil Fund LP expiring January 20, 2017 at 5                                    80
                                                                                                     -------------

              TOTAL PURCHASED OPTIONS (COST: $3,294)                                                 $       2,671
                                                                                                     =============

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                                                      UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                 EXPIRATION           CONTRACT            (DEPRECIATION)
LONG/(SHORT)  SECURITY                                        DATE             VALUE (000)              (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (3.2%)(g)
       (45)   Russell 2000 Mini                             6/17/2016         $    (4,993)           $        (147)
         10   US Treasury Bond                              6/21/2016               1,644                      (27)
                                                                              -----------            -------------

              TOTAL FUTURES                                                   $    (3,349)           $        (174)
                                                                              ===========            =============

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                                 (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                               QUOTED PRICES          OTHER            SIGNIFICANT
                                                 IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                  MARKETS          OBSERVABLE            INPUTS
                                               FOR IDENTICAL         INPUTS
ASSETS                                            ASSETS                                                     TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $        14,767      $         --       $          14     $    14,781
  Exchange-Traded Funds                               28,761                --                  --          28,761
  Fixed-Income Exchange-Traded Funds                  49,972                --                  --          49,972
Bonds:
  Convertible Securities                                  --               665                  --             665
  Eurodollar and Yankee Obligations                       --             1,005                  --           1,005
Money Market Instruments:
  Money Market Funds                                   7,052                --                  --           7,052
Purchased Options                                      2,671                --                  --           2,671
------------------------------------------------------------------------------------------------------------------
Total                                        $       103,223      $      1,670       $          14     $   104,907
------------------------------------------------------------------------------------------------------------------

                                                 (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                               QUOTED PRICES          OTHER            SIGNIFICANT
                                                 IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                  MARKETS          OBSERVABLE            INPUTS
                                               FOR IDENTICAL         INPUTS
LIABILITIES                                     LIABILITIES                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                   $          (174)     $        --        $          --     $      (174)
------------------------------------------------------------------------------------------------------------------
Total                                        $          (174)     $        --        $          --     $      (174)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     CONVERTIBLE SECURITIES          COMMON STOCKS
------------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2015                                               $        481              $      12
 Purchases                                                                                -                      -
 Sales                                                                                    -                      -
 Transfers into Level 3                                                                   -                      -
 Transfers out of Level 3                                                             (481)                      -
 Net realized gain (loss) on investments                                                  -                      -
 Change in net unrealized appreciation/(depreciation) of
 investments                                                                              -                      2
------------------------------------------------------------------------------------------------------------------
 Balance as of March 31, 2016                                                   $         -                    $14
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

For the period of January 1,2016, through March 31,2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                   TRANSFERS INTO (OUT OF) LEVEL 1      TRANSFERS INTO (OUT OF) LEVEL 2        TRANSFERS INTO (OUT OF) LEVEL 3
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Convertible
Securities        $                              -      $                    481,000.00        $                   (481,000.00)
                 -------------------------------------------------------------------------------------------------------------
Total Assets      $                              -      $                    481,000.00        $                   (481,000.00)
                 -------------------------------------------------------------------------------------------------------------

Transferred from Level 3 to Level 2 due to the availability of significant observable inputs.

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

================================================================================

6  | USAA Total Return Strategy Fund

================================================================================

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include bonds, which are valued based on methods discussed in Note A5.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.

================================================================================

9 | USAA Total Return Strategy Fund

================================================================================

Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $4,569,000 and $11,663,000, respectively, resulting in net unrealized depreciation of $7,094,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $105,430,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.4% of net assets at March 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
TIPS    Treasury Inflation Protected Securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2016.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2016, was $14,000, which represented less than 0.1% of the Fund's net assets.

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

(c) Security was fair valued at March 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $14,000, which represented less than 0.1% of the Fund's net assets.
(d) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
(g) Cash of $477,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2016

                                                                      (Form N-Q)

94424-0516                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (40.1%)

              CONSUMER DISCRETIONARY (4.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
$     1,000   Ford Motor Credit Co., LLC                                1.87% (a)      5/09/2016      $      1,001
                                                                                                      ------------
              CABLE & SATELLITE (1.7%)
      4,000   CCO Safari II, LLC (b)                                    3.58           7/23/2020             4,091
      2,281   CSC Holdings, LLC (c)                                     2.18           4/17/2018             2,274
      1,000   NBCUniversal Enterprise, Inc. (b)                         1.16 (a)       4/15/2016             1,000
                                                                                                      ------------
                                                                                                             7,365
                                                                                                      ------------
              CASINOS & GAMING (0.5%)
      1,935   MGM Resorts International (c)                             3.18          12/20/2017             1,933
                                                                                                      ------------
              GENERAL MERCHANDISE STORES (0.5%)
      1,950   Dollar Tree, Inc. (c)                                     2.75           2/06/2020             1,950
                                                                                                      ------------
              RESTAURANTS (0.8%)
      3,260   ARAMARK Services, Inc. (c)                                3.25           9/07/2019             3,259
                                                                                                      ------------
              SPECIALTY STORES (0.4%)
      1,900   Staples, Inc.                                             2.75           1/12/2018             1,916
                                                                                                      ------------
              Total Consumer Discretionary                                                                  17,424
                                                                                                      ------------

              CONSUMER STAPLES (1.0%)
              -----------------------
              DRUG RETAIL (0.5%)
      2,000   CVS Health Corp.                                          2.25          12/05/2018             2,050
                                                                                                      ------------
              PACKAGED FOODS & MEAT (0.5%)
      2,000   Tyson Foods, Inc.                                         2.65           8/15/2019             2,053
                                                                                                      ------------
              Total Consumer Staples                                                                         4,103
                                                                                                      ------------

              ENERGY (3.3%)
              -------------
              OIL & GAS DRILLING (0.2%)
      1,000   Nabors Industries, Inc.                                   2.35           9/15/2016               996
                                                                                                      ------------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
      1,580   Cameron International Co.                                 1.40           6/15/2017             1,562
                                                                                                      ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      1,650   EQT Corp.                                                 5.15           3/01/2018             1,649
      1,630   QEP Resources, Inc.                                       6.80           4/01/2018             1,601
                                                                                                      ------------
                                                                                                             3,250
                                                                                                      ------------
              OIL & GAS STORAGE & TRANSPORTATION (2.0%)
      3,000   Boardwalk Pipelines, LLC                                  5.50           2/01/2017             3,000
      3,000   DCP Midstream Operating, LP                               2.50          12/01/2017             2,862
      1,000   Sabine Pass LNG, LP (b)                                   7.50          11/30/2016             1,030
      1,000   Sabine Pass LNG, LP                                       7.50          11/30/2016             1,030

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
$       500   Targa Resources Partners, LP                              5.00%          1/15/2018      $        501
                                                                                                      ------------
                                                                                                             8,423
                                                                                                      ------------
              Total Energy                                                                                  14,231
                                                                                                      ------------
              FINANCIALS (19.3%)
              ------------------
              CONSUMER FINANCE (1.9%)
      6,000   American Express Bank, FSB                                0.74 (a)       6/12/2017             5,965
      2,000   Capital One Bank, N.A.                                    2.25           2/13/2019             1,996
                                                                                                      ------------
                                                                                                             7,961
                                                                                                      ------------
              DIVERSIFIED BANKS (5.1%)
      3,250   Bank of America Corp.                                     0.95 (a)       8/15/2016             3,245
      2,000   Bank of America Corp.                                     0.88 (a)      10/14/2016             1,997
      1,000   Bank of America Corp.                                     1.66 (a)       1/15/2019               996
      5,000   Citigroup, Inc.                                           0.91 (a)       6/09/2016             4,997
      1,000   Citigroup, Inc.                                           2.32 (a)       5/15/2018             1,015
      1,000   Citigroup, Inc.                                           2.50           7/29/2019             1,014
      3,620   HSBC USA, Inc.                                            1.23 (a)      11/13/2019             3,537
      3,000   Wachovia Corp.                                            0.99 (a)      10/15/2016             2,999
      2,000   Wells Fargo Bank, N.A.                                    0.83 (a)       5/16/2016             1,999
                                                                                                      ------------
                                                                                                            21,799
                                                                                                      ------------
              LIFE & HEALTH INSURANCE (0.7%)
      2,000   MetLife Global Funding I (b)                              1.88           6/22/2018             2,014
      1,000   Protective Life Corp.                                     6.40           1/15/2018             1,072
                                                                                                      ------------
                                                                                                             3,086
                                                                                                      ------------
              MULTI-LINE INSURANCE (0.2%)
      1,000   MassMutual Global Funding, LLC (b)                        2.10           8/02/2018             1,010
                                                                                                      ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
      1,773   AWAS Finance Luxembourg 2012 S.A. (c)                     3.50           7/16/2018             1,771
      2,025   GE Capital International Funding Co. (b)                  0.96           4/15/2016             2,025
      1,697   General Electric Capital Corp.                            0.94 (a)      12/20/2016             1,696
                                                                                                      ------------
                                                                                                             5,492
                                                                                                      ------------
              PROPERTY & CASUALTY INSURANCE (0.5%)
      2,000   Sirius International Group (b)                            6.38           3/20/2017             2,052
                                                                                                      ------------
              REGIONAL BANKS (7.0%)
      1,500   Bank of Oklahoma, N.A.                                    1.31 (a)       5/15/2017             1,471
      6,000   Branch Banking & Trust Co.                                0.95 (a)       9/13/2016             5,996
      4,000   Cullen/Frost Bankers, Inc.                                1.15 (a)       2/15/2017             3,978
      2,200   Fifth Third Bancorp                                       1.04 (a)      12/20/2016             2,193
      1,000   Fifth Third Bank                                          1.13 (a)      11/18/2016             1,002
      1,000   Fulton Financial Corp.                                    5.75           5/01/2017             1,034
      4,000   Huntington National Bank                                  1.35           8/02/2016             4,004
      2,000   MUFG Union Bank, N.A.                                     1.50           9/26/2016             2,003
      1,000   MUFG Union Bank, N.A.                                     2.63           9/26/2018             1,018
      1,661   National City Bank                                        0.98 (a)      12/15/2016             1,657
      4,225   National City Bank                                        1.01 (a)       6/07/2017             4,196
      1,000   PNC Bank, N.A.                                            2.20           1/28/2019             1,016
                                                                                                      ------------
                                                                                                            29,568
                                                                                                      ------------
              REITs - HOTEL & RESORT (0.3%)
      1,000   Hospitality Properties Trust                              5.63           3/15/2017             1,033
                                                                                                      ------------
              REITs - INDUSTRIAL (0.2%)
        600   Prologis, LP                                              4.00           1/15/2018               621
                                                                                                      ------------
              REITs - OFFICE (0.6%)
      2,552   Mack-Cali Realty, LP                                      2.50          12/15/2017             2,549
                                                                                                      ------------
              REITs - RESIDENTIAL (0.3%)
      1,350   UDR, Inc.                                                 4.25           6/01/2018             1,418
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.3%)
$       820   Equity One, Inc.                                          6.00%          9/15/2017      $        863
        500   Realty Income Corp.                                       5.38           9/15/2017               524
                                                                                                      ------------
                                                                                                             1,387
                                                                                                      ------------
              THRIFTS & MORTGAGE FINANCE (0.9%)
      4,000   Chittenden Corp.                                          1.30 (a)       2/14/2017             3,981
                                                                                                      ------------
              Total Financials                                                                              81,957
                                                                                                      ------------

              HEALTH CARE (0.7%)
              ------------------
              HEALTH CARE SERVICES (0.7%)
        768   Laboratory Corp. of America Holdings                      2.20           8/23/2017               772
      2,000   Quest Diagnostics, Inc.                                   2.70           4/01/2019             2,039
                                                                                                      ------------
                                                                                                             2,811
                                                                                                      ------------
              Total Health Care                                                                              2,811
                                                                                                      ------------

              INDUSTRIALS (4.6%)
              ------------------
              AIRLINES (1.4%)
      5,125   Aviation Capital Group Corp. (b)                          3.88           9/27/2016             5,157
        859   Continental Airlines, Inc. Pass-Through Trust             6.25          10/11/2021               898
                                                                                                      ------------
                                                                                                             6,055
                                                                                                      ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
      1,500   CNH Industrial Capital, LLC                               3.25           2/01/2017             1,504
                                                                                                      ------------
              TRADING COMPANIES & DISTRIBUTORS (1.0%)
      2,000   International Lease Finance Corp.                         2.58 (a)       6/15/2016             2,002
      1,089   International Lease Finance Corp. (b)                     6.75           9/01/2016             1,107
      1,000   International Lease Finance Corp. (b)                     7.13           9/01/2018             1,092
                                                                                                      ------------
                                                                                                             4,201
                                                                                                      ------------
              TRUCKING (1.8%)
      2,939   Avis Budget Car Rental, LLC (c)                           3.00           3/15/2019             2,937
      1,960   Hertz Corp. (c)                                           3.00           3/11/2018             1,953
      1,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                             2.88           7/17/2018             1,008
      2,000   Ryder System, Inc.                                        2.50           5/11/2020             1,976
                                                                                                      ------------
                                                                                                             7,874
                                                                                                      ------------
              Total Industrials                                                                             19,634
                                                                                                      ------------

              INFORMATION TECHNOLOGY (1.5%)
              -----------------------------
              ELECTRONIC COMPONENTS (0.5%)
      2,000   Amphenol Corp.                                            2.55           1/30/2019             2,017
                                                                                                      ------------
              SEMICONDUCTORS (1.0%)
      1,980   NXP B.V. (c)                                              2.75           3/04/2017             1,980
      2,595   NXP B.V. (c)                                              3.25           1/11/2020             2,586
                                                                                                      ------------
                                                                                                             4,566
                                                                                                      ------------
              Total Information Technology                                                                   6,583
                                                                                                      ------------

              MATERIALS (3.6%)
              ----------------
              ALUMINUM (0.9%)
      1,000   Alcoa, Inc.                                               5.55           2/01/2017             1,027
      2,793   Alcoa, Inc.                                               5.72           2/23/2019             2,915
                                                                                                      ------------
                                                                                                             3,942
                                                                                                      ------------

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              COMMODITY CHEMICALS (0.8%)
$     3,000   Lyondellbasell Industries N.V.                            5.00%          4/15/2019      $      3,207
                                                                                                      ------------
              CONSTRUCTION MATERIALS (1.6%)
      7,000   Martin Marietta Materials, Inc.                           1.73 (a)       6/30/2017             6,937
                                                                                                      ------------
              SPECIALTY CHEMICALS (0.3%)
      1,000   Albemarle Corp.                                           3.00          12/01/2019             1,007
                                                                                                      ------------
              Total Materials                                                                               15,093
                                                                                                      ------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      1,371   Verizon Communications, Inc.                              2.50           9/15/2016             1,381
                                                                                                      ------------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC UTILITIES (1.7%)
      2,000   FirstEnergy Corp.                                         2.75           3/15/2018             2,020
      5,000   IPALCO Enterprises, Inc.                                  5.00           5/01/2018             5,275
                                                                                                      ------------
                                                                                                             7,295
                                                                                                      ------------
              Total Utilities                                                                                7,295
                                                                                                      ------------
              Total Corporate Obligations (cost: $170,430)                                                 170,512
                                                                                                      ------------

              EURODOLLAR AND YANKEE OBLIGATIONS (18.8%)

              CONSUMER DISCRETIONARY (3.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (3.1%)
      1,000   Daimler Finance, N.A., LLC (b)                            1.30 (a)       8/01/2016             1,001
      3,306   Hyundai Capital Services, Inc. (b)                        1.44 (a)       3/18/2017             3,306
      1,000   Nissan Motor Acceptance Corp. (b)                         1.33 (a)       9/26/2016             1,001
      1,765   Nissan Motor Acceptance Corp. (b)                         1.18 (a)       3/03/2017             1,766
      3,000   Nissan Motor Acceptance Corp. (b)                         1.95           9/12/2017             3,012
      1,000   Nissan Motor Acceptance Corp. (b)                         2.35           3/04/2019             1,017
      2,000   Volkswagen Group of America Finance, LLC (b)              0.99 (a)       5/23/2017             1,977
                                                                                                      ------------
                                                                                                            13,080
                                                                                                      ------------
              Total Consumer Discretionary                                                                  13,080
                                                                                                      ------------

              CONSUMER STAPLES (0.2%)
              -----------------------
              BREWERS (0.2%)
      1,000   SABMiller Holdings, Inc. (b)                              1.31 (a)       8/01/2018               996
                                                                                                      ------------

              ENERGY (4.0%)
              -------------
              INTEGRATED OIL & GAS (2.7%)
      2,000   BP Capital Markets plc                                    1.04 (a)      11/07/2016             1,998
      3,495   BP Capital Markets plc                                    1.63           8/17/2017             3,497
      2,000   Petrobras Global Finance B.V.                             2.24 (a)       5/20/2016             1,998
      2,000   Petrobras Global Finance B.V.                             3.50           2/06/2017             1,973
      2,300   Shell International Finance B.V.                          1.07 (a)       5/11/2020             2,235
                                                                                                      ------------
                                                                                                            11,701
                                                                                                      ------------
              OIL & GAS STORAGE & TRANSPORTATION (1.3%)
      1,000   Enbridge, Inc.                                            1.26 (a)      10/01/2016               990
      1,500   Enbridge, Inc.                                            1.08 (a)       6/02/2017             1,438
      3,000   TransCanada PipeLines Ltd.                                1.31 (a)       6/30/2016             2,998
                                                                                                      ------------
                                                                                                             5,426
                                                                                                      ------------
              Total Energy                                                                                  17,127
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (7.8%)
              -----------------
              CONSUMER FINANCE (0.9%)
$     4,000   American Honda Finance Corp. (b)                          1.01% (a)      5/26/2016      $      4,003
                                                                                                      ------------
              DIVERSIFIED BANKS (4.6%)
      2,000   Abbey National Treasury Services                          1.14 (a)       3/13/2017             1,997
      2,000   ABN AMRO Bank N.V. (b)                                    1.42 (a)      10/28/2016             2,004
      2,000   Banco Santander Chile (b)                                 1.52 (a)       4/11/2017             1,987
      3,000   Canadian Imperial Bank of Commerce                        1.14 (a)       7/18/2016             3,004
      2,000   Commonwealth Bank of Australia (b)                        1.12 (a)       9/20/2016             2,003
      2,225   Standard Chartered Bank (b)                               6.40           9/26/2017             2,341
      2,000   Standard Chartered plc (b)                                3.20           5/12/2016             2,005
      2,000   Svenska Handelsbanken AB                                  1.09 (a)       9/23/2016             2,002
      2,000   Swedbank AB (b)                                           1.75           3/12/2018             2,000
                                                                                                      ------------
                                                                                                            19,343
                                                                                                      ------------
              DIVERSIFIED CAPITAL MARKETS (0.5%)
      2,000   Deutsche Bank AG                                          1.23 (a)       2/13/2017             1,995
                                                                                                      ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
      1,500   Brookfield Asset Management, Inc.                         5.80           4/25/2017             1,566
                                                                                                      ------------
              PROPERTY & CASUALTY INSURANCE (1.2%)
      2,000   QBE Insurance Group Ltd. (b)                              2.40           5/01/2018             2,008
      3,000   Suncorp-Metway Ltd. (b)                                   1.33 (a)       3/28/2017             3,001
                                                                                                      ------------
                                                                                                             5,009
                                                                                                      ------------
              REITs - RETAIL (0.2%)
      1,000   Scentre Group Trust (b)                                   2.38          11/05/2019             1,003
                                                                                                      ------------
              Total Financials                                                                              32,919
                                                                                                      ------------

              INDUSTRIALS (1.4%)
              ------------------
              INDUSTRIAL CONGLOMERATES (1.2%)
      5,000   Hutchison Whampoa International Ltd. (b)                  2.00          11/08/2017             5,030
                                                                                                      ------------
              MARINE (0.2%)
      1,000   A.P. Moeller-Maersk A/S (b)                               2.55           9/22/2019               991
                                                                                                      ------------
              Total Industrials                                                                              6,021
                                                                                                      ------------
              MATERIALS (2.3%)
              ----------------
              DIVERSIFIED METALS & MINING (2.1%)
      3,000   Anglo American Capital plc (b)                            1.57 (a)       4/15/2016             2,989
      2,000   Glencore Funding, LLC (b)                                 1.70           5/27/2016             1,998
      1,000   Glencore Funding, LLC (b)                                 3.13           4/29/2019               912
      3,000   Rio Tinto Finance USA plc                                 1.48 (a)       6/17/2016             3,000
                                                                                                      ------------
                                                                                                             8,899
                                                                                                      ------------
              STEEL (0.2%)
        500   ArcelorMittal                                             6.13           6/01/2018               507
        500   ArcelorMittal                                             5.13           6/01/2020               483
                                                                                                      ------------
                                                                                                               990
                                                                                                      ------------
              Total Materials                                                                                9,889
                                                                                                      ------------
              Total Eurodollar and Yankee Obligations (cost: $80,227)                                       80,032
                                                                                                      ------------

              ASSET-BACKED SECURITIES (13.8%)

              FINANCIALS (13.8%)
              ------------------
              ASSET-BACKED FINANCING (13.8%)
        513   AmeriCredit Automobile Receivables Trust                  2.42           5/08/2018               514
      1,000   AmeriCredit Automobile Receivables Trust                  1.57           1/08/2019             1,000

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
$     2,600   AmeriCredit Automobile Receivables Trust                  3.13%         10/08/2020      $      2,618
        888   ARI Fleet Lease Trust (b)                                 0.81          11/15/2022               886
        191   Arran Residential Mortgages Funding plc (b)               2.07 (a)      11/19/2047               191
      3,050   Avis Budget Rental Car Funding, LLC (b)                   4.00           5/21/2018             3,050
      3,000   Babson CLO Ltd. (b)                                       1.86 (a)       5/15/2023             2,992
      2,000   California Republic Auto Receivables Trust                1.57          12/16/2019             2,002
      2,200   California Republic Auto Receivables Trust                2.30          12/16/2019             2,191
      1,000   California Republic Auto Receivables Trust                2.34           4/15/2020               995
      2,950   CarMax Auto Owner Trust                                   2.08           3/15/2018             2,955
      1,350   CarMax Auto Owner Trust                                   2.17          10/15/2020             1,363
      2,500   Chase Issuance Trust                                      0.90 (a)       4/15/2019             2,490
      2,000   CIT Equipment Collateral (b)                              1.50          10/21/2019             1,997
      1,295   CIT Equipment Collateral (b)                              2.15           2/20/2020             1,306
      1,000   CNH Equipment Trust                                       1.61           5/17/2021             1,002
      1,500   Credit Acceptance Auto Loan Trust (b)                     1.88           3/15/2022             1,498
      1,888   Enterprise Fleet Financing, LLC (b)                       0.87           9/20/2019             1,882
        118   Exeter Automobile Receivables Trust (b)                   1.29           5/15/2018               118
      2,000   First Investors Auto Owner Trust (b)                      2.26           3/15/2019             2,003
      2,000   GE Capital Credit Card Master Note Trust                  0.92 (a)       5/15/2019             2,001
      1,000   GE Dealer Floorplan Master Note Trust                     0.83 (a)       4/20/2018             1,000
         68   GE Equipment Small Ticket, LLC (b)                        1.02           2/24/2017                68
      3,000   GE Equipment Small Ticket, LLC (b)                        1.39           7/24/2020             3,000
      1,500   Huntington Auto Trust "B"                                 1.95           6/15/2021             1,503
      1,420   Huntington Auto Trust "C"                                 2.15           6/15/2021             1,422
      1,045   M&T Bank Auto Receivables Trust (b)                       2.16           3/15/2019             1,047
      2,000   Marine Park CLO Ltd. (b)                                  1.90 (a)      10/12/2023             1,995
      1,100   MMAF Equipment Finance, LLC (b)                           1.35          10/10/2018             1,099
        253   Prestige Auto Receivables Trust (b)                       0.97           3/15/2018               253
      2,440   Prestige Auto Receivables Trust (b)                       1.52           4/15/2020             2,440
        194   Santander Drive Auto Receivables Trust                    3.01           4/16/2018               194
      2,000   Santander Drive Auto Receivables Trust                    1.45           5/15/2019             1,998
      2,526   Santander Drive Auto Receivables Trust                    2.91           4/15/2020             2,528
        631   TCF Auto Receivables Owner Trust (b)                      1.02           8/15/2018               630
      2,150   TCF Auto Receivables Owner Trust                          1.49          12/16/2019             2,145
      2,000   TCF Auto Receivables Owner Trust (b)                      2.55           4/15/2021             2,019
                                                                                                      ------------
                                                                                                            58,395
                                                                                                      ------------
              Total Financials                                                                              58,395
                                                                                                      ------------
              Total Asset-Backed Securities (cost: $58,452)                                                 58,395
                                                                                                      ------------

              COMMERCIAL MORTGAGE SECURITIES (12.7%)

              FINANCIALS (12.7%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (12.1%)
        228   Banc of America Commercial Mortgage, Inc.                 4.73           7/10/2043               227
      2,405   Banc of America Commercial Mortgage, Inc.                 5.68           7/10/2046             2,414
      1,525   Banc of America Commercial Mortgage, Inc.                 6.22           2/10/2051             1,605
      2,000   Banc of America Commercial Mortgage, Inc.                 6.26           2/10/2051             2,130
      1,500   Banc of America Merrill Lynch Commercial
                  Mortgage Securities Trust (b)                         1.24           6/15/2028             1,502
      1,500   Banc of America Merrill Lynch Commercial
                  Mortgage Securities Trust (b)                         1.54           6/15/2028             1,505
        908   Barclays Commercial Mortgage Securities, LLC (b)          1.55           2/15/2028               895
      2,000   Barclays Commercial Mortgage Securities, LLC (b)          2.04           2/15/2028             1,942
      1,000   CGBAM Commercial Mortgage Trust                           3.21           4/10/2028             1,010
      3,000   CGWF Commercial Mortgage Trust (b)                        1.39          11/15/2030             2,999
         15   Chase Commercial Mortgage Securities Corp. (b)            6.56           5/18/2030                15
      5,000   Citigroup Commercial Mortgage Trust (b)                   1.49           6/15/2033             4,871
      1,700   Commercial Mortgage Trust (b)                             2.04           2/13/2032             1,662
        520   Commercial Mortgage Trust                                 5.87           6/10/2046               521

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
$     1,658   Commercial Mortgage Trust                                 1.28%          8/10/2046      $      1,655
      2,000   Greenwich Capital Commercial Funding Corp.                5.89           7/10/2038             2,005
        907   GS Mortgage Securities Trust                              1.21           7/10/2046               905
      1,514   GS Mortgage Securities Trust                              1.51           9/10/2047             1,513
      1,813   Hilton USA Trust (b)                                      1.94          11/05/2030             1,805
      1,000   Hilton USA Trust (b)                                      3.37          11/05/2030             1,002
      2,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                  1.34          10/15/2029             1,981
      3,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                  1.84          10/15/2029             2,921
      1,669   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                  2.19          12/15/2030             1,653
         78   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                      5.12           7/15/2041                78
      1,300   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                  3.62          11/15/2043             1,331
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                  4.39           2/15/2046             1,044
         65   LB-UBS Commercial Mortgage Trust                          4.57           1/15/2031                65
      2,257   Morgan Stanley-BAML Trust                                 1.55           8/15/2047             2,252
      3,375   SCG Trust (b)                                             1.84          11/15/2026             3,357
        500   TimberStar Trust (b)                                      6.21          10/15/2036               502
      3,000   Wells Fargo Commercial Mortgage Trust (b)                 1.47           2/15/2027             2,990
      1,000   Wells Fargo Commercial Mortgage Trust (b)                 1.79           2/15/2027               979
                                                                                                      ------------
                                                                                                            51,336
                                                                                                      ------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
     11,379   Fannie Mae (d)                                            2.12          12/25/2019               443
     14,973   Freddie Mac (d)                                           1.52           4/25/2017               140
      5,165   Freddie Mac (d)                                           3.08           1/25/2019               320
      5,786   Freddie Mac (d)                                           1.37          11/25/2019               223
     28,724   GS Mortgage Securities Trust (b),(e)                      0.70           3/10/2044               765
     11,657   JPMBB Commercial Mortgage Securities Trust (e)            1.26           4/15/2047               508
                                                                                                      ------------
                                                                                                             2,399
                                                                                                      ------------
              Total Financials                                                                              53,735
                                                                                                      ------------
              Total Commercial Mortgage Securities (cost: $53,878)                                          53,735
                                                                                                      ------------

              MUNICIPAL BONDS (1.1%)

              ELECTRIC/GAS UTILITIES (0.2%)
      1,000   Jackson Energy Auth.                                      1.50           4/01/2017             1,009
                                                                                                      ------------

              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      1,000   South Carolina Jobs EDA                                   1.88          11/01/2016             1,008
                                                                                                      ------------

              GENERAL OBLIGATION (0.3%)
      1,250   Town of Stratford                                         2.49           8/15/2017             1,279
                                                                                                      ------------

              SALES TAX (0.3%)
      1,000   Arizona School Facilities Board                           2.08           9/01/2018             1,016
                                                                                                      ------------

              TOLL ROADS (0.1%)
        500   Tampa-Hillsborough County Expressway Auth.                1.79           7/01/2017               504
                                                                                                      ------------
              Total Municipal Bonds (cost: $4,750)                                                           4,816
                                                                                                      ------------

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (14.0%)

              COMMERCIAL PAPER (1.7%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOTIVE RETAIL (0.4%)
$     1,000   Autozone, Inc. (b),(f)                                    0.65%          4/13/2016      $      1,000
      1,000   Autozone, Inc. (b),(f)                                    0.68           4/20/2016               999
                                                                                                      ------------
                                                                                                             1,999
                                                                                                      ------------
              Total Consumer Discretionary                                                                   1,999
                                                                                                      ------------

              FINANCIALS (0.6%)
              -----------------
              ASSET-BACKED FINANCING (0.6%)
      1,500   Hannover Funding Co. LLC (b),(f)                          0.48           4/08/2016             1,500
      1,000   Hannover Funding Co. LLC (b),(f)                          0.48           4/12/2016             1,000
                                                                                                      ------------
                                                                                                             2,500
                                                                                                      ------------
              Total Financials                                                                               2,500
                                                                                                      ------------

              UTILITIES (0.7%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
      1,000   Pacific Gas & Electric (b),(f)                            0.52           4/04/2016             1,000
      1,000   Pacific Gas & Electric (b),(f)                            0.56           4/05/2016             1,000
      1,000   Pacific Gas & Electric (b),(f)                            0.57           4/11/2016             1,000
                                                                                                      ------------
                                                                                                             3,000
                                                                                                      ------------
              Total Utilities                                                                                3,000
                                                                                                      ------------
              Total Commercial Paper                                                                         7,499
                                                                                                      ------------

              VARIABLE-RATE DEMAND NOTES (8.7%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              AUTOMOTIVE RETAIL (0.8%)
      3,465   Athens-Clarke County (LOC - SunTrust Bank)                0.48          12/01/2024             3,465
                                                                                                      ------------
              HOME FURNISHINGS (0.3%)
      1,050   Marion County IDA (LOC - SunTrust Bank)                   0.55           2/01/2025             1,050
                                                                                                      ------------
              Total Consumer Discretionary                                                                   4,515
                                                                                                      ------------

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
      1,025   Holten Meat, Inc. (LOC - U.S. Bank, N.A.)                 0.63           5/01/2025             1,025
                                                                                                      ------------

              ENERGY (1.3%)
              -------------
              OIL & GAS REFINING & MARKETING (1.3%)
      3,800   Port of Port Arthur Navigation District                   0.55          11/01/2040             3,800
      1,700   Port of Port Arthur Navigation District                   0.55          11/01/2040             1,700
                                                                                                      ------------
                                                                                                             5,500
                                                                                                      ------------
              Total Energy                                                                                   5,500
                                                                                                      ------------

              FINANCIALS (0.9%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.9%)
      3,950   MOBR-04, LLC (LOC - Compass Bank)                         1.52           9/01/2024             3,950
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                 COUPON                                VALUE
(000)         SECURITY                                                   RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (1.1%)
              ------------------
              AIRPORT SERVICES (1.1%)
$     4,560   Metropolitan Nashville Airport Auth.
                 (LOC - Regions Bank)                                   2.12%          4/01/2030      $      4,560
                                                                                                      ------------

              MATERIALS (2.8%)
              ----------------
              STEEL (2.8%)
      2,700   Blytheville                                               0.83           6/01/2028             2,700
      5,000   Illinois Finance Auth. (LOC - UniCredit Bank A.G.)        2.25           2/01/2037             5,000
      4,325   Indiana Finance Auth. (LOC - Banco Bilbao
                  Vizcaya Argentaria S.A.)                              0.70           8/01/2030             4,325
                                                                                                      ------------
                                                                                                            12,025
                                                                                                      ------------
              Total Materials                                                                               12,025
                                                                                                      ------------

              MUNICIPAL BONDS (1.3%)
              ----------------------
              APPROPRIATED DEBT (0.8%)
      3,500   Sports & Exhibition Auth. of Pittsburgh &
                  Allegheny County (INS) (LIQ)                          0.72          11/01/2039             3,500
                                                                                                      ------------
              MULTIFAMILY HOUSING (0.5%)
        995   Albany Housing Auth. (LOC - RBS Citizens, N.A.)           0.60          12/01/2025               995
        965   Gwinnett County Housing Auth. (LOC - SunTrust Bank)       0.60           3/01/2041               965
                                                                                                      ------------
                                                                                                             1,960
                                                                                                      ------------
              Total Municipal Bonds                                                                          5,460
                                                                                                      ------------
              Total Variable-Rate Demand Notes                                                              37,035
                                                                                                      ------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (3.1%)
 13,033,777   State Street Institutional Liquid Reserves Fund Premier Class, 0.44%(g)                       13,034
                                                                                                      ------------

PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.5%)
$     1,000   0.30%, 4/07/2016 (h)                                                                           1,000
      1,000   0.01%, 4/14/2016 (h)                                                                           1,000
                                                                                                      ------------
                                                                                                             2,000
                                                                                                      ------------
              Total U.S. Treasury Bills                                                                      2,000
                                                                                                      ------------
              Total Money Market Instruments (cost: $59,567)                                                59,568
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $427,304)                                                      $    427,058
                                                                                                      ============

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

($ IN 000s)                                                      VALUATION HIERARCHY
                                                                 -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                         $           --    $     170,512     $          --    $     170,512
  Eurodollar and Yankee Obligations                         --           80,032                --           80,032
  Asset-Backed Securities                                   --           58,395                --           58,395
  Commercial Mortgage Securities                            --           53,735                --           53,735
  Municipal Bonds                                           --            4,816                --            4,816
Money Market Instruments:
  Commercial Paper                                          --            7,499                --            7,499
  Variable-Rate Demand Notes                                --           37,035                --           37,035
  Money Market Funds                                    13,034               --                --           13,034
  U.S. Treasury Bills                                       --            2,000                --            2,000
------------------------------------------------------------------------------------------------------------------
Total                                           $       13,034    $     414,025     $          --    $     427,058
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through March 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value
(NAV) at the end of each business day.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include bonds, which are valued based on methods discussed in Note A1 and certain money market instruments, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of March 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2016, were $1,319,000 and $1,565,000, respectively, resulting in net unrealized depreciation of $246,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $424,963,000 at March 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.7% of net assets at March 31, 2016.

F. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

================================================================================

13  | USAA Ultra Short-Term Bond Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CLO     Collateralized Loan Obligation
EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
REIT    Real estate investment trust

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

(INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2016.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2016, was $1,273,000, which represented 0.3% of the Fund's net assets.
(f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

15  | USAA Ultra Short-Term Bond Fund

================================================================================

(g) Rate represents the money market fund annualized seven-day yield at March 31, 2016.
(h) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

================================================================================

                                         Notes to Portfolio of Investments |  16

________________________________________________________________________________

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2016

                                                                      (Form N-Q)

48481-0516                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2016 (unaudited)

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series LLC (Master LLC), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At March 31, 2016, the Fund's investment in the Series was $601,621,159, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

================================================================================

1  | USAA Extended Market Index Fund

================================================================================

Schedule of Investments                      MASTER EXTENDED MARKET INDEX SERIES
March 31, 2016 (Unaudited)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.7%
AAR Corp.                                            4,851        $     112,883
Aerojet Rocketdyne Holdings, Inc. (a)                9,549              156,413
Aerovironment, Inc. (a)                              3,384               95,835
Astronics Corp. (a)                                  3,142              119,867
B/E Aerospace, Inc.                                 15,746              726,206
BWX Technologies, Inc.                              16,245              545,182
CPI Aerostructures, Inc. (a)                         2,281               16,720
Cubic Corp.                                          3,115              124,475
Curtiss-Wright Corp.                                 6,903              522,350
Ducommun, Inc. (a)                                   1,874               28,578
Engility Holdings, Inc. (a)                          2,637               49,470
Esterline Technologies Corp. (a)                     4,542              291,006
HEICO Corp.                                          2,587              155,556
HEICO Corp., Class A                                 6,023              286,695
Hexcel Corp.                                        14,187              620,114
Huntington Ingalls Industries, Inc.                  7,115              974,328
Innovative Solutions & Support, Inc. (a)             4,600               12,098
KLX, Inc. (a)                                        7,865              252,781
Kratos Defense & Security Solutions, Inc. (a)        7,970               39,451
LMI Aerospace, Inc. (a)                              2,720               23,147
Mantech International Corp., Class A                 3,277              104,831
Moog, Inc., Class A (a)                              4,945              225,888
Orbital ATK, Inc.                                    8,889              772,810
RBC Bearings, Inc. (a)                               3,324              243,516
Smith & Wesson Holding Corp. (a)                     8,345              222,144
Spirit Aerosystems Holdings, Inc., Class A (a)      18,764              851,135
Sturm Ruger & Co., Inc.                              2,841              194,268
Taser International, Inc. (a)                        8,193              160,829
Teledyne Technologies, Inc. (a)                      5,436              479,129
TransDigm Group, Inc. (a)                            8,030            1,769,330
Triumph Group, Inc.                                  7,156              225,271
VSE Corp.                                              644               43,721
                                                                  -------------
                                                                     10,446,027
-------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Aemetis, Inc. (a)                                    3,787                7,725
Amyris, Inc. (a)(b)                                  8,820                9,790
Enphase Energy, Inc. (a)(b)                          5,033               11,727
FuelCell Energy, Inc. (a)(b)                         3,805               25,760
Green Brick Partners, Inc. (a)                       5,235               39,734
Green Plains, Inc.                                   5,207               83,104
MagneGas Corp. (a)(b)                                3,416                3,553
Ocean Power Technologies, Inc. (a)                   1,146                2,647
Pattern Energy Group, Inc.                           8,739              166,653
Plug Power, Inc. (a)(b)                             26,664               54,661
Renewable Energy Group, Inc. (a)                     5,628               53,128
REX American Resources Corp. (a)                       921               51,088
Solazyme, Inc. (a)(b)                               13,122               26,638
SunPower Corp. (a)                                   7,815              174,587
                                                                  -------------
                                                                        710,795
-------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 2.2%
Allison Transmission Holdings, Inc.                 25,654              692,145
American Axle & Manufacturing Holdings, Inc. (a)    11,370              174,984
Autoliv, Inc.                                       13,229            1,567,372
Cooper Tire & Rubber Co.                             8,072              298,825
Cooper-Standard Holding, Inc. (a)                    2,584              185,634
Dana Holding Corp.                                  24,052              338,893
Dorman Products, Inc. (a)                            4,690              255,230
Federal-Mogul Corp. (a)                              4,135               40,854
Fuel Systems Solutions, Inc. (a)                     2,808               15,528
Gentex Corp.                                        44,358              695,977
Gentherm, Inc. (a)                                   5,419              225,376
Lear Corp.                                          11,330            1,259,556
LKQ Corp. (a)                                       46,005            1,468,940
Modine Manufacturing Co. (a)                         6,807               74,945
Motorcar Parts of America, Inc. (a)                  2,943              111,775
Standard Motor Products, Inc.                        2,952              102,287
Stoneridge, Inc. (a)                                 4,259               62,011
Strattec Security Corp.                                573               32,884
Superior Industries International, Inc.              3,414               75,381
Tenneco, Inc. (a)                                    8,465              436,032
Tesla Motors, Inc. (a)(b)                           15,146            3,480,096
Titan International, Inc.                            6,931               37,289
Tower International, Inc.                            3,363               91,474
U.S. Auto Parts Network, Inc. (a)                    7,139               18,276
Visteon Corp.                                        5,901              469,661
WABCO Holdings, Inc. (a)                             7,941              849,052
                                                                  -------------
                                                                     13,060,477
-------------------------------------------------------------------------------
BANKS -- 6.2%
1st Source Corp.                                     2,325               74,028
American National Bankshares, Inc.                   2,205               55,853
Ameris Bancorp                                       4,285              126,750
Ames National Corp.                                  2,125               52,615
Arrow Financial Corp.                                2,712               72,058
Associated Banc-Corp                                23,244              416,997
Astoria Financial Corp.                             13,130              207,979
Banc of California, Inc.                             5,336               93,380
Bancfirst Corp.                                      1,174               66,953
Bancorp of New Jersey, Inc.                          2,128               25,919
Bancorp, Inc. (a)                                    6,496               37,157
BancorpSouth, Inc.                                  12,177              259,492
Bank Mutual Corp.                                    7,238               54,792
Bank of Hawaii Corp.                                 6,647              453,857
Bank of Marin Bancorp                                1,247               61,377
Bank of the Ozarks, Inc.                            12,274              515,140

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   1

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
BANKS (CONTINUED)
BankFinancial Corp.                                  3,939        $      46,559
BankUnited, Inc.                                    15,771              543,153
Banner Corp.                                         3,084              129,651
Bar Harbor Bankshares                                1,552               51,557
BCB Bancorp, Inc.                                    3,436               34,394
Bear State Financial, Inc. (a)(b)                    2,595               24,056
Beneficial Bancorp, Inc. (a)                        12,843              175,821
Berkshire Hills Bancorp, Inc.                        4,850              130,417
BNC Bancorp                                          5,419              114,449
BofI Holding, Inc. (a)                               8,936              190,694
BOK Financial Corp. (b)                              3,095              169,049
Boston Private Financial Holdings, Inc.             12,591              144,167
Bridge Bancorp, Inc.                                 2,180               66,425
Brookline Bancorp, Inc.                             11,463              126,208
Bryn Mawr Bank Corp.                                 2,983               76,753
California First National Bancorp                      882               11,598
Camden National Corp.                                1,576               66,192
Cape Bancorp, Inc.                                   3,648               49,029
Capital Bank Financial Corp., Class A                4,494              138,640
Capital City Bank Group, Inc.                        2,343               34,184
Capitol Federal Financial, Inc.                     18,668              247,538
Cardinal Financial Corp.                             5,232              106,471
Cascade Bancorp (a)                                  7,559               43,162
Cathay General Bancorp                              10,846              307,267
Centerstate Banks, Inc.                              7,831              116,604
Central Pacific Financial Corp.                      4,905              106,782
Century Bancorp, Inc., Class A                         997               38,793
Chemical Financial Corp.                             5,643              201,399
Chicopee Bancorp, Inc.                               2,450               43,218
Citizens & Northern Corp.                            2,833               56,320
City Holding Co.                                     2,469              117,969
Civista Bancshares, Inc.                             1,968               20,290
Clifton Bancorp, Inc.                                4,768               72,092
CNB Financial Corp.                                  2,894               50,905
CoBiz Financial, Inc.                                6,271               74,123
Colony Bankcorp, Inc. (a)                              463                4,255
Columbia Banking System, Inc.                        8,543              255,607
Commerce Bancshares, Inc.                           12,938              581,563
Community Bank System, Inc.                          6,838              261,280
Community Trust Bancorp, Inc.                        2,821               99,638
CommunityOne Bancorp (a)                             2,905               38,578
ConnectOne Bancorp, Inc.                             4,852               79,330
Cullen/Frost Bankers, Inc.                           8,160              449,698
Customers Bancorp, Inc. (a)                          4,166               98,443
CVB Financial Corp.                                 14,284              249,256
Dime Community Bancshares, Inc.                      5,246               92,435
Eagle Bancorp, Inc. (a)                              4,741              227,568
East West Bancorp, Inc.                             21,677              704,069
Eastern Virginia Bankshares, Inc.                    2,546               17,033
Enterprise Bancorp, Inc.                             1,601               42,010
Enterprise Financial Services Corp.                  3,377               91,314
ESSA Bancorp, Inc.                                   3,300               44,517
Farmers Capital Bank Corp.                           1,739               45,944
Fidelity Southern Corp.                              3,242               52,002
Financial Institutions, Inc.                         2,741               79,681
First Bancorp, Inc.                                  2,552               49,790
First Bancorp, North Carolina                        3,105               58,529
First BanCorp, Puerto Rico (a)                      17,284               50,469
First Busey Corp.                                    4,150               84,992
First Citizens BancShares, Inc., Class A             1,312              329,404
First Commonwealth Financial Corp.                  13,854              122,746
First Community Bancshares, Inc.                     3,087               61,246
First Connecticut Bancorp, Inc.                      3,756               59,946
First Defiance Financial Corp.                       1,962               75,360
First Financial Bancorp                              9,179              166,874
First Financial Bankshares, Inc. (b)                10,240              302,899
First Financial Corp.                                2,125               72,696
First Financial Northwest, Inc.                      3,414               44,962
First Horizon National Corp.                        36,505              478,215
First Interstate Bancsystem, Inc.                    2,871               80,761
First Merchants Corp.                                7,335              172,886
First Midwest Bancorp, Inc.                         11,596              208,960
First NBC Bank Holding Co. (a)                       2,797               57,590
First Niagara Financial Group, Inc.                 53,971              522,439
First of Long Island Corp.                           2,494               71,079
First Republic Bank                                 21,420            1,427,429
First South Bancorp, Inc.                            3,052               25,179
First United Corp. (a)                               2,396               26,236
FirstMerit Corp.                                    25,439              535,491
Flagstar Bancorp, Inc. (a)                           3,391               72,771
Flushing Financial Corp.                             4,602               99,495
FNB Corp.                                           31,145              405,196
Fox Chase Bancorp, Inc.                              3,031               58,559
Fulton Financial Corp.                              25,185              336,975
German American Bancorp, Inc.                        2,419               77,892
Glacier Bancorp, Inc.                               11,034              280,484
Great Southern Bancorp, Inc.                         1,720               63,864
Great Western Bancorp, Inc.                          7,597              207,170
Greene County Bancshares, Inc.                       3,466                   --
Guaranty Bancorp                                     3,221               49,797
Hampton Roads Bankshares, Inc. (a)                   8,046               14,241
Hancock Holding Co.                                 12,278              281,903
Hanmi Financial Corp.                                5,135              113,073
Heartland Financial USA, Inc.                        2,648               81,532
Heritage Commerce Corp.                              4,396               44,004
Heritage Financial Corp.                             5,517               96,934
HMN Financial, Inc. (a)                              1,907               21,473
Home Bancorp, Inc.                                   2,032               54,478
Home BancShares, Inc.                                9,296              380,671
HomeStreet, Inc. (a)                                 3,639               75,728
HomeTrust Bancshares, Inc. (a)                       4,105               75,245

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   2

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
BANKS (CONTINUED)
Horizon Bancorp                                      2,007        $      49,613
Iberiabank Corp.                                     4,836              247,942
Independent Bank Corp., Massachusetts                4,043              185,816
Independent Bank Corp., Michigan                     4,221               61,416
International Bancshares Corp.                       8,860              218,488
Investors Bancorp, Inc.                             54,036              628,979
Kearny Financial Corp.                               4,495               55,513
Lakeland Bancorp, Inc.                               6,073               61,641
Lakeland Financial Corp.                             2,799              128,138
LegacyTexas Financial Group, Inc.                    6,540              128,511
Macatawa Bank Corp.                                  6,531               40,819
MainSource Financial Group, Inc.                     3,542               74,701
MB Financial, Inc.                                  10,080              327,096
Mercantile Bank Corp.                                3,191               71,542
Merchants Bancshares, Inc.                           1,376               40,922
Meridian Bancorp, Inc.                               7,399              102,994
MidSouth Bancorp, Inc.                               2,061               15,725
MidWestOne Financial Group, Inc.                     1,520               41,724
MutualFirst Financial, Inc.                          1,697               42,764
National Bank Holdings Corp., Class A                5,381              109,719
National Bankshares, Inc.                            1,700               58,344
National Penn Bancshares, Inc.                      20,919              239,344
NBT Bancorp, Inc.                                    6,464              174,205
New York Community Bancorp, Inc.                    72,798            1,157,488
Northfield Bancorp, Inc.                             7,976              131,125
Northrim BanCorp, Inc.                               1,757               42,010
Northwest Bancshares, Inc.                          15,090              203,866
Norwood Financial Corp. (b)                            859               23,502
OceanFirst Financial Corp.                           2,939               51,962
OFG Bancorp                                          7,031               49,147
Ohio Valley Banc Corp.                               1,099               23,903
Old National Bancorp                                16,667              203,171
Old Second Bancorp, Inc. (a)                         6,505               46,641
Opus Bank                                            2,751               93,534
Oritani Financial Corp.                              6,327              107,369
Orrstown Financial Services, Inc.                    2,093               36,251
Pacific Continental Corp.                            3,946               63,649
Pacific Premier Bancorp, Inc. (a)                    3,502               74,838
PacWest Bancorp                                     17,153              637,234
Park National Corp.                                  1,932              173,880
Park Sterling Corp.                                  9,934               66,260
Peapack Gladstone Financial Corp.                    2,576               43,534
Penns Woods Bancorp, Inc.                            1,209               46,595
Peoples Bancorp of North Carolina, Inc.              1,497               27,844
Peoples Bancorp, Inc.                                3,210               62,723
Peoples Financial Corp. (a)                          1,245               11,242
Pinnacle Financial Partners, Inc.                    5,097              250,059
Popular, Inc.                                       15,112              432,354
Porter Bancorp, Inc. (a)                             6,148                7,439
Preferred Bank                                       2,333               70,573
PrivateBancorp, Inc.                                11,605              447,953
Prosperity Bancshares, Inc.                         10,189              472,668
Provident Financial Holdings, Inc.                   2,303               39,266
Provident Financial Services, Inc.                   8,649              174,623
Pulaski Financial Corp.                              2,837               45,818
Renasant Corp.                                       5,565              183,144
Republic Bancorp, Inc., Class A                      1,667               43,059
Republic First Bancorp, Inc. (a)                     9,649               40,622
Riverview Bancorp, Inc.                              8,387               35,225
S&T Bancorp, Inc.                                    5,190              133,694
Sandy Spring Bancorp, Inc.                           3,931              109,400
Seacoast Banking Corp. of Florida (a)                4,770               75,318
ServisFirst Bancshares, Inc.                         3,175              140,970
Shore Bancshares, Inc.                               3,680               44,086
Sierra Bancorp                                       2,508               45,520
Signature Bank (a)                                   7,555            1,028,387
Simmons First National Corp., Class A                4,197              189,159
South State Corp.                                    3,633              233,348
Southside Bancshares, Inc.                           3,909              101,908
Southwest Bancorp, Inc.                              3,696               55,625
State Bank Financial Corp.                           5,894              116,465
Sterling Bancorp                                    18,367              292,586
Stock Yards Bancorp, Inc.                            2,552               98,329
Suffolk Bancorp                                      2,452               61,888
Summit Financial Group, Inc.                         2,289               35,411
Sun Bancorp, Inc. (a)                                2,292               47,467
SVB Financial Group (a)                              7,813              797,317
Synovus Financial Corp.                             19,459              562,560
Talmer Bancorp, Inc., Class A                        9,264              167,586
TCF Financial Corp.                                 24,414              299,316
Territorial Bancorp, Inc.                            2,198               57,280
Texas Capital Bancshares, Inc. (a)                   6,837              262,404
TFS Financial Corp.                                 10,626              184,574
Tompkins Financial Corp.                             2,027              129,728
TowneBank                                            7,726              148,262
Trico Bancshares                                     3,317               83,986
TrustCo Bank Corp. NY                               14,741               89,330
Trustmark Corp.                                      9,709              223,598
UMB Financial Corp.                                  6,522              336,731
Umpqua Holdings Corp.                               33,825              536,464
Union Bankshares Corp.                               7,003              172,484
United Bancorp, Inc.                                 3,115               28,253
United Bankshares, Inc.                              9,354              343,292
United Community Banks, Inc.                         8,915              164,660
United Community Financial Corp.                    11,244               66,002
United Financial Bancorp, Inc.                       8,517              107,229
United Security Bancshares (a)                       4,051               20,053
Univest Corp. of Pennsylvania                        3,005               58,628
Valley National Bancorp                             33,096              315,736

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   3

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
BANKS (CONTINUED)
Washington Federal, Inc.                            13,426        $     304,099
Washington Trust Bancorp, Inc.                       2,472               92,255
Waterstone Financial, Inc.                           5,849               80,014
Webster Financial Corp.                             13,343              479,014
WesBanco, Inc.                                       5,376              159,721
West BanCorp., Inc.                                  3,190               58,154
Westamerica BanCorp                                  3,773              183,783
Western Alliance Bancorp (a)                        13,567              452,866
Westfield Financial, Inc.                            4,895               41,265
Wilshire Bancorp, Inc.                              11,170              115,051
Wintrust Financial Corp.                             7,511              333,038
WSFS Financial Corp.                                 4,170              135,608
Yadkin Financial Corp.                               8,043              190,378
Your Community Bankshares, Inc.                        633               19,826
                                                                  -------------
                                                                     37,328,793
-------------------------------------------------------------------------------
BEVERAGES -- 0.1%
Boston Beer Co., Inc., Class A (a)                   1,480              273,904
Coca-Cola Bottling Co. Consolidated                    720              115,027
Craft Brew Alliance, Inc. (a)                        1,760               14,485
National Beverage Corp. (a)                          1,810               76,599
Primo Water Corp. (a)                                4,659               47,009
Willamette Valley Vineyards, Inc. (a)                2,312               15,999
                                                                  -------------
                                                                        543,023
-------------------------------------------------------------------------------
CHEMICALS -- 2.4%
A. Schulman, Inc.                                    4,402              119,822
Aceto Corp.                                          4,429              104,347
Albemarle Corp.                                     16,947            1,083,422
American Vanguard Corp.                              3,882               61,258
Ashland, Inc.                                        9,489            1,043,410
Axalta Coating Systems Ltd. (a)                     20,942              611,506
Axiall Corp.                                        10,170              222,113
Balchem Corp.                                        4,662              289,137
Cabot Corp.                                          9,570              462,518
Calgon Carbon Corp.                                  7,617              106,790
Cambrex Corp. (a)                                    4,820              212,080
Celanese Corp., Series A                            22,045            1,443,948
Chase Corp.                                          1,295               68,104
Chemours Co.                                        26,379              184,653
Chemtura Corp. (a)                                   9,961              262,970
CSW Industrials, Inc. (a)                            2,567               80,861
Ferro Corp. (a)                                     13,135              155,912
FutureFuel Corp.                                     3,639               42,904
GCP Applied Technologies, Inc. (a)                  10,527              209,908
Hawkins, Inc.                                        1,620               58,466
HB Fuller Co.                                        7,330              311,159
Huntsman Corp.                                      31,626              420,626
Innophos Holdings, Inc.                              2,611               80,706
Innospec, Inc.                                       3,555              154,145
Intrepid Potash, Inc. (a)                            8,477                9,409
KMG Chemicals, Inc.                                  1,469               33,890
Koppers Holdings, Inc. (a)                           3,035               68,196
Kraton Performance Polymers, Inc. (a)                4,717               81,604
Kronos Worldwide, Inc.                               1,631                9,329
LSB Industries, Inc. (a)                             2,939               37,472
Metabolix, Inc. (a)                                  2,331                4,429
Minerals Technologies, Inc.                          5,227              297,155
NewMarket Corp.                                      1,502              595,183
Olin Corp.                                          23,890              414,969
OMNOVA Solutions, Inc. (a)                           7,759               43,140
Platform Specialty Products Corp. (a)               23,518              202,255
PolyOne Corp.                                       13,276              401,599
Quaker Chemical Corp.                                2,000              169,720
Rayonier Advanced Materials, Inc.                    6,271               59,575
Rentech, Inc. (a)                                    3,065                6,804
RPM International, Inc.                             20,087              950,718
Senomyx, Inc. (a)                                    7,801               20,283
Sensient Technologies Corp.                          6,656              422,390
Stepan Co.                                           2,616              144,639
TOR Minerals International, Inc. (a)                 1,000                3,390
Tredegar Corp.                                       3,711               58,337
Trinseo SA (a)                                       1,888               69,497
Tronox Ltd., Class A                                 9,237               59,024
Univar, Inc. (a)                                     5,098               87,584
Valspar Corp.                                       11,061            1,183,748
Westlake Chemical Corp.                              6,012              278,356
WR Grace & Co. (a)                                  10,527              749,312
ZAGG, Inc. (a)                                       4,990               44,960
                                                                  -------------
                                                                     14,297,732
-------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.7%
AAON, Inc.                                           5,823              163,044
Acuity Brands, Inc.                                  6,572            1,433,616
Advanced Drainage Systems, Inc.                      5,190              110,547
AECOM (a)                                           23,080              710,633
Aegion Corp. (a)                                     5,610              118,315
Ameresco, Inc., Class A (a)                          3,372               16,084
American DG Energy, Inc. (a)                        13,435                4,165
American Woodmark Corp. (a)                          2,117              157,907
AO Smith Corp.                                      11,094              846,583
Apogee Enterprises, Inc.                             4,223              185,347
Argan, Inc.                                          1,952               68,632
Armstrong World Industries, Inc. (a)                 6,956              336,462
BlueLinx Holdings, Inc. (a)                         22,042               13,446
Blueprint Medicines Corp. (a)                        1,496               27,003
Boise Cascade Co. (a)                                5,862              121,461
Builders FirstSource, Inc. (a)                       9,577              107,933
Chicago Bridge & Iron Co. NV                        14,383              526,274
Continental Building Products, Inc. (a)              5,608              104,084

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   4

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONTINUED)
Eagle Materials, Inc.                                7,472        $     523,862
EMCOR Group, Inc.                                    9,631              468,067
Fortune Brands Home & Security, Inc.                24,079            1,349,387
Generac Holdings, Inc. (a)                           9,771              363,872
Gibraltar Industries, Inc. (a)                       4,813              137,652
Granite Construction, Inc.                           5,591              267,250
Great Lakes Dredge & Dock Corp. (a)                  9,666               43,110
Griffon Corp.                                        6,030               93,164
Headwaters, Inc. (a)                                11,159              221,395
Hill International, Inc. (a)                         7,303               24,611
Installed Building Products, Inc. (a)                2,837               75,493
Insteel Industries, Inc.                             2,808               85,841
Integrated Electrical Services, Inc. (a)             2,641               38,743
Inteliquent, Inc.                                    4,943               79,335
KBR, Inc.                                           21,005              325,157
Layne Christensen Co. (a)                            3,913               28,134
LB Foster Co., Class A                               1,479               26,859
Lennox International, Inc.                           6,078              821,685
Louisiana-Pacific Corp. (a)                         21,086              360,992
Masonite International Corp. (a)                     4,207              275,559
MasTec, Inc. (a)                                     9,529              192,867
MDU Resources Group, Inc.                           29,843              580,745
Mueller Water Products, Inc., Series A              23,103              228,258
MYR Group, Inc. (a)                                  3,403               85,449
NCI Building Systems, Inc. (a)                       4,543               64,511
Nortek, Inc. (a)                                     1,510               72,918
Northwest Pipe Co. (a)                               2,132               19,657
Omega Flex, Inc.                                       980               34,084
Orion Marine Group, Inc. (a)                         5,034               26,076
Owens Corning                                       17,628              833,452
Patrick Industries, Inc. (a)                         2,393              108,618
PGT, Inc. (a)                                        7,825               76,998
Ply Gem Holdings, Inc. (a)                           3,732               52,435
Primoris Services Corp.                              5,751              139,749
Quanex Building Products Corp.                       5,075               88,102
Simpson Manufacturing Co., Inc.                      5,779              220,584
Sterling Construction Co., Inc. (a)                  3,307               17,031
Summit Materials, Inc., Class A (a)                  6,285              122,243
Thermon Group Holdings, Inc. (a)                     5,345               93,858
TopBuild Corp. (a)                                   5,711              169,845
TRC Cos., Inc. (a)                                   4,693               34,024
Trex Co., Inc. (a)                                   4,657              223,210
Tutor Perini Corp. (a)                               5,464               84,911
Universal Forest Products, Inc.                      2,945              252,740
US Concrete, Inc. (a)                                2,197              130,897
USG Corp. (a)                                       13,456              333,843
Valmont Industries, Inc.                             3,342              413,873
Watsco, Inc.                                         3,927              529,124
Watts Water Technologies, Inc., Class A              4,067              224,214
                                                                  -------------
                                                                     16,116,020
-------------------------------------------------------------------------------
ELECTRICITY -- 1.7%
ALLETE, Inc.                                         6,636              372,081
Alliant Energy Corp.                                16,884            1,254,144
Avangrid, Inc.                                       8,369              335,681
Black Hills Corp.                                    7,705              463,302
Calpine Corp. (a)                                   49,082              744,574
Cleco Corp.                                          9,063              500,368
Covanta Holding Corp.                               19,675              331,720
Dynegy, Inc. (a)                                    17,431              250,483
El Paso Electric Co.                                 6,084              279,134
Empire District Electric Co.                         6,920              228,706
Great Plains Energy, Inc.                           22,821              735,977
Hawaiian Electric Industries, Inc.                  15,944              516,586
IDACORP, Inc.                                        7,492              558,828
ITC Holdings Corp.                                  23,310            1,015,617
MGE Energy, Inc.                                     5,145              268,826
NorthWestern Corp.                                   7,217              445,650
Ormat Technologies, Inc.                             5,198              214,366
Portland General Electric Co.                       13,362              527,665
Talen Energy Corp. (a)                               9,651               86,859
TerraForm Global, Inc., Class A (a)                  8,295               19,742
TerraForm Power, Inc., Class A (a)                  11,225               97,096
U.S. Geothermal, Inc. (a)                           45,850               31,040
Unitil Corp.                                         2,550              108,350
Vivint Solar, Inc. (a)(b)                            3,153                8,355
Westar Energy, Inc.                                 21,335            1,058,429
                                                                  -------------
                                                                     10,453,579
-------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.0%
Allied Motion Technologies, Inc.                     1,620               29,160
American Science & Engineering, Inc.                 1,261               34,917
Anixter International, Inc. (a)                      4,088              213,026
API Technologies Corp. (a)                          12,042               23,723
Applied DNA Sciences, Inc. (a)(b)                    2,619                9,009
Arrow Electronics, Inc. (a)                         14,344              923,897
Avnet, Inc.                                         20,204              895,037
AVX Corp.                                            6,239               78,424
AZZ, Inc.                                            3,802              215,193
Badger Meter, Inc.                                   2,244              149,248
Bel Fuse, Inc., Class B                              2,157               31,492
Belden, Inc.                                         6,197              380,372
Benchmark Electronics, Inc. (a)                      7,614              175,503
Brady Corp., Class A                                 6,616              177,573
Capstone Turbine Corp. (a)                           3,678                5,885
Checkpoint Systems, Inc. (a)                         6,943               70,263
Cognex Corp.                                        12,485              486,291
Coherent, Inc. (a)                                   3,619              332,586
Control4 Corp. (a)                                   3,575               28,457

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   5

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
CTS Corp.                                            5,283        $      83,154
CyberOptics Corp. (a)                                2,661               24,827
Daktronics, Inc.                                     6,043               47,740
Electro Rent Corp.                                   3,274               30,317
Electro Scientific Industries, Inc. (a)              5,070               36,251
eMagin Corp. (a)                                     6,297               11,272
Encore Wire Corp.                                    3,187              124,070
Energy Focus, Inc. (a)                                 610                4,532
EnerNOC, Inc. (a)                                    4,406               32,957
EnerSys                                              6,855              381,961
ESCO Technologies, Inc.                              3,900              152,022
Fabrinet (a)                                         4,815              155,765
FARO Technologies, Inc. (a)                          2,690               86,645
FEI Co.                                              5,958              530,322
General Cable Corp.                                  7,405               90,415
Greatbatch, Inc. (a)                                 3,968              141,420
GSI Group, Inc. (a)                                  5,584               79,069
Houston Wire & Cable Co.                             3,110               21,739
Hubbell, Inc.                                        8,299              879,113
II-VI, Inc. (a)                                      8,248              179,064
Intevac, Inc. (a)                                    5,485               24,683
IntriCon Corp. (a)                                   2,740               17,454
IPG Photonics Corp. (a)                              5,438              522,483
Itron, Inc. (a)                                      5,713              238,346
Jabil Circuit, Inc.                                 27,930              538,211
Kemet Corp. (a)                                      8,847               17,075
Keysight Technologies, Inc. (a)                     26,018              721,739
Kimball Electronics, Inc. (a)                        3,441               38,436
Knowles Corp. (a)                                   13,186              173,792
Landauer, Inc.                                       1,662               54,962
LightPath Technologies, Inc., Class A (a)            6,052               12,225
Littelfuse, Inc.                                     3,291              405,155
LSI Industries, Inc.                                 4,195               49,291
MA-COM Technology Solutions Holdings, Inc. (a)       2,990              130,932
Maxwell Technologies, Inc. (a)                       5,619               33,377
Methode Electronics, Inc.                            5,654              165,323
Mettler-Toledo International, Inc. (a)               4,129            1,423,514
Microvision, Inc. (a)                               10,983               20,538
MTS Systems Corp.                                    2,264              137,764
NAPCO Security Technologies, Inc. (a)                4,487               28,044
National Instruments Corp.                          15,074              453,878
Newport Corp. (a)                                    6,137              141,151
Nuvectra Corp. (a)                                   1,323                7,156
NVE Corp.                                              974               55,060
Orion Energy Systems, Inc. (a)                       7,855               10,918
OSI Systems, Inc. (a)                                2,791              182,783
Park Electrochemical Corp.                           3,206               51,328
Plexus Corp. (a)                                     5,087              201,038
Powell Industries, Inc.                              1,398               41,674
Regal-Beloit Corp.                                   7,001              441,693
Research Frontiers, Inc. (a)                         5,552               25,317
Rofin-Sinar Technologies, Inc. (a)                   4,390              141,446
Rogers Corp. (a)                                     2,685              160,751
Rubicon Technology, Inc. (a)                         5,299                3,868
Sanmina Corp. (a)                                   11,339              265,106
Sensata Technologies Holding NV (a)                 25,803            1,002,189
SL Industries, Inc. (a)                                935               31,790
Synthesis Energy Systems, Inc. (a)(b)                5,951                6,665
Trimble Navigation Ltd. (a)                         38,043              943,466
TTM Technologies, Inc. (a)                           9,582               63,720
Turtle Beach Corp. (a)                               6,063                6,912
Ultralife Corp. (a)                                  4,545               23,270
Universal Display Corp. (a)                          6,278              339,640
Veeco Instruments, Inc. (a)                          6,043              117,718
Vicor Corp. (a)                                      3,135               32,855
Vishay Intertechnology, Inc.                        19,362              236,410
Vishay Precision Group, Inc. (a)                     2,569               35,992
WESCO International, Inc. (a)                        6,116              334,362
Zebra Technologies Corp., Class A (a)                7,748              534,612
                                                                  -------------
                                                                     17,998,823
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
Actinium Pharmaceuticals, Inc. (a)(b)                8,447               16,810
Ally Financial, Inc. (a)                            64,424            1,206,017
Artisan Partners Asset
  Management, Inc., Class A                          5,804              178,995
Ashford, Inc. (a)                                      394               17,962
Associated Capital Group, Inc., Class A (a)            805               22,556
Asta Funding, Inc. (a)                               3,856               34,357
Atlanticus Holdings Corp. (a)                          251                  753
BBCN Bancorp, Inc.                                  12,023              182,629
BGC Partners, Inc., Class A                         26,138              236,549
Blackhawk Network Holdings, Inc. (a)                 8,375              287,263
Calamos Asset Management, Inc., Class A              3,789               32,169
Cash America International, Inc.                     4,144              160,124
CBOE Holdings, Inc.                                 12,335              805,846
CIT Group, Inc.                                     25,885              803,212
Cohen & Steers, Inc.                                 3,036              118,161
Consumer Portfolio Services, Inc. (a)                5,716               24,179
Cowen Group, Inc., Class A (a)                      17,299               65,909
Credit Acceptance Corp. (a)(b)                       1,567              284,489
Del Taco Restaurants, Inc. (a)                       4,986               51,505

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   6

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Diamond Hill Investment Group, Inc.                    522        $      92,582
Eaton Vance Corp.                                   17,521              587,304
Emergent Capital, Inc. (a)                           5,857               23,545
Encore Capital Group, Inc. (a)(b)                    3,846               98,996
Enova International, Inc. (a)                        4,701               29,663
Essent Group Ltd. (a)                               10,209              212,347
EverBank Financial Corp.                            11,962              180,507
Evercore Partners, Inc., Class A                     6,040              312,570
Ezcorp, Inc., Class A (a)                            8,094               24,039
FBR & Co.                                            1,765               31,929
Federal Agricultural Mortgage Corp., Class C         1,734               65,424
Federated Investors, Inc., Class B                  13,995              403,756
Financial Engines, Inc.                              7,748              243,520
First Cash Financial Services, Inc.                  4,380              201,743
First Marblehead Corp. (a)                           1,974                7,501
FNF Group                                           41,181            1,396,036
FNFV Group (a)                                      13,277              144,055
FXCM, Inc. (a)(b)                                    1,155               12,405
GAMCO Investors, Inc., Class A                         805               29,833
Green Dot Corp., Class A (a)                         7,212              165,660
Greenhill & Co., Inc.                                4,276               94,927
HealthEquity, Inc. (a)                               5,106              125,965
HRG Group, Inc. (a)                                 18,302              254,947
Impac Mortgage Holdings, Inc. (a)(b)                 1,830               25,382
Interactive Brokers Group, Inc., Class A             8,315              326,946
INTL. FCStone, Inc. (a)                              2,537               67,814
Investment Technology Group, Inc.                    5,189              114,677
Janus Capital Group, Inc.                           21,344              312,263
Jason Industries, Inc. (a)                           4,507               15,775
KCG Holdings, Inc., Class A (a)                      8,227               98,313
Ladder Capital Corp.                                 8,046              100,173
Ladenburg Thalmann Financial Services, Inc. (a)     20,288               50,720
Lazard Ltd., Class A                                19,524              757,531
LendingClub Corp. (a)                               31,122              258,313
LendingTree, Inc. (a)                                1,072              104,820
Liberty Broadband Corp., Class A (a)                 3,689              214,552
Liberty Broadband Corp., Class C (a)                10,186              590,279
Liberty TripAdvisor Holdings, Inc., Series A (a)     9,896              219,295
LPL Financial Holdings, Inc. (b)                    12,122              300,626
MarketAxess Holdings, Inc.                           5,541              691,683
Marlin Business Services Corp.                       1,640               23,468
MGIC Investment Corp. (a)                           50,456              386,998
Moelis & Co., Class A                                3,091               87,259
MoneyGram International, Inc. (a)                    5,436               33,268
MSCI, Inc.                                          13,795            1,021,934
Nelnet, Inc., Class A                                2,846              112,047
NewStar Financial, Inc. (a)                          4,431               38,771
NMI Holdings, Inc., Class A (a)                      7,757               39,173
NorthStar Asset Management Group, Inc.              29,889              339,240
NRG Yield, Inc., Class A                             5,864               79,574
NRG Yield, Inc., Class C                             9,117              129,826
Ocwen Financial Corp. (a)                           16,212               40,044
Ohr Pharmaceutical, Inc. (a)(b)                      3,478               11,164
On Deck Capital, Inc. (a)(b)                         6,601               51,422
OneMain Holdings, Inc. (a)                           6,952              190,693
Oppenheimer Holdings, Inc., Class A                  1,705               26,905
PICO Holdings, Inc. (a)                              4,035               41,278
Piper Jaffray Cos. (a)                               2,366              117,259
PJT Partners, Inc.                                   2,864               68,879
PRA Group, Inc. (a)                                  7,260              213,371
Pzena Investment Management, Inc., Class A           3,173               23,956
Radian Group, Inc.                                  30,769              381,536
Raymond James Financial, Inc.                       19,181              913,207
Resource America, Inc., Class A                      4,370               25,215
Safeguard Scientifics, Inc. (a)                      4,085               54,126
Santander Consumer USA Holdings, Inc. (a)           15,868              166,455
SEI Investments Co.                                 20,453              880,502
SLM Corp. (a)                                       63,092              401,265
Stewart Information Services Corp.                   3,587              130,136
Stifel Financial Corp. (a)                          10,297              304,791
Synergy Resources Corp. (a)                         18,813              146,177
TD Ameritrade Holding Corp.                         39,960            1,259,939
TESARO, Inc. (a)                                     4,426              194,877
U.S. Global Investors, Inc., Class A                 4,302                7,442
Virtu Financial, Inc., Class A                       3,390               74,953
Virtus Investment Partners, Inc.                     1,102               86,077
VolitionRX Ltd. (a)                                  1,424                5,055
Voya Financial, Inc.                                34,287            1,020,724
Waddell & Reed Financial, Inc., Class A             12,521              294,744
Walker & Dunlop, Inc. (a)                            4,301              104,385
Westwood Holdings Group, Inc.                        1,466               85,981
WisdomTree Investments, Inc.                        17,278              197,488
WMIH Corp. (a)                                      16,943               39,647
World Acceptance Corp. (a)(b)                        1,335               50,623
                                                                  -------------
                                                                     23,419,775
-------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.2%
8x8, Inc. (a)                                       14,330              144,160
Cincinnati Bell, Inc. (a)                           34,307              132,768
Consolidated Communications Holdings, Inc.           7,761              199,923
EarthLink Holdings Corp.                            16,238               92,069

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   7

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS (CONTINUED)
Fairpoint Communications, Inc. (a)                   3,773        $      56,142
General Communication, Inc., Class A (a)             4,977               91,179
GTT Communications, Inc. (a)                         3,853               63,729
Hawaiian Telcom Holdco, Inc. (a)                     2,127               50,091
IDT Corp., Class B                                   2,972               46,333
inContact, Inc. (a)                                 10,267               91,274
Lumos Networks Corp. (a)                             4,097               52,605
Straight Path Communications, Inc.,
  Class B (a)(b)                                     1,752               54,365
Vonage Holdings Corp. (a)                           27,920              127,594
Windstream Holdings, Inc. (b)                       15,457              118,710
Zayo Group Holdings, Inc. (a)                        6,452              156,397
                                                                  -------------
                                                                      1,477,339
-------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.8%
Casey's General Stores, Inc.                         5,850              662,922
Chefs' Warehouse, Inc. (a)                           3,358               68,134
Core-Mark Holding Co., Inc.                          3,394              276,815
Diplomat Pharmacy, Inc. (a)                          5,266              144,288
Fresh Market, Inc. (a)                               6,376              181,907
GNC Holdings, Inc., Class A                         12,167              386,302
Ingles Markets, Inc., Class A                        1,941               72,787
Natural Health Trends Corp. (b)                      1,354               44,885
PetMed Express, Inc.                                 3,455               61,879
Rite Aid Corp. (a)                                 158,048            1,288,091
Smart & Final Stores, Inc. (a)                       4,080               66,096
SpartanNash Co.                                      5,521              167,342
Sprouts Farmers Market, Inc. (a)                    21,616              627,729
Supervalu, Inc. (a)                                 38,696              222,889
United Natural Foods, Inc. (a)                       7,385              297,615
Vitamin Shoppe, Inc. (a)                             4,485              138,856
Weis Markets, Inc.                                   1,733               78,089
                                                                  -------------
                                                                      4,786,626
-------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
Alico, Inc.                                            610               16,842
The Andersons, Inc.                                  3,787              118,950
B&G Foods, Inc.                                      8,676              302,012
Blue Buffalo Pet Products, Inc. (a)                  4,931              126,529
Bunge Ltd.                                          21,522            1,219,652
Cal-Maine Foods, Inc. (b)                            4,515              234,374
Calavo Growers, Inc.                                 2,423              138,256
Darling International, Inc. (a)                     24,480              322,402
Dean Foods Co.                                      13,709              237,440
Farmer Bros Co. (a)                                  1,150               32,050
Flowers Foods, Inc.                                 28,358              523,489
Fresh Del Monte Produce, Inc.                        5,278              222,045
Golden Enterprises, Inc.                               277                1,399
Griffin Industrial Realty, Inc.                      1,073               26,353
Hain Celestial Group, Inc. (a)                      15,237              623,346
Herbalife Ltd. (a)                                   9,513              585,620
HQ Sustainable Maritime Industries, Inc. (a)(b)      4,100                   --
Ingredion, Inc.                                     10,768            1,149,915
J&J Snack Foods Corp.                                2,190              237,133
John B Sanfilippo & Son, Inc.                        1,422               98,246
Lancaster Colony Corp.                               2,973              328,725
Lifevantage Corp. (a)                                3,491               31,768
Lifeway Foods, Inc. (a)                              1,804               19,537
Limoneira Co.                                        2,404               36,541
Lipocine, Inc. (a)                                   1,692               17,174
Mannatech, Inc. (a)                                    644               14,374
Medifast, Inc.                                       1,806               54,523
MGP Ingredients, Inc.                                2,244               54,395
Nutraceutical International Corp. (a)                1,950               47,482
Nutrisystem, Inc.                                    4,434               92,538
Omega Protein Corp. (a)                              3,642               61,695
Phibro Animal Health Corp., Class A                  2,839               76,767
Pilgrim's Pride Corp. (a)                            9,693              246,202
Pinnacle Foods, Inc.                                16,714              746,782
Post Holdings, Inc. (a)                              9,425              648,157
Reliv International, Inc. (a)                          414                  348
Rocky Mountain Chocolate Factory, Inc.               2,724               27,703
Sanderson Farms, Inc.                                2,865              258,366
Seaboard Corp. (a)                                      38              114,114
Seneca Foods Corp., Class A (a)                      1,343               46,656
Snyders-Lance, Inc.                                 10,702              336,899
Tootsie Roll Industries, Inc.                        2,700               94,325
TreeHouse Foods, Inc. (a)                            8,338              723,321
USANA Health Sciences, Inc. (a)                        877              106,485
WhiteWave Foods Co. (a)                             26,610            1,081,430
                                                                  -------------
                                                                     11,482,360
-------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.2%
Clearwater Paper Corp. (a)                           2,737              132,772
Deltic Timber Corp.                                  1,749              105,202
Domtar Corp.                                         9,827              397,994
KapStone Paper and Packaging Corp.                  12,527              173,499
Mercer International, Inc.                           6,229               58,864
Neenah Paper, Inc.                                   2,503              159,341
PH Glatfelter Co.                                    6,319              130,993
Resolute Forest Products (a)                        12,838               70,737
Veritiv Corp. (a)                                    1,388               51,717
                                                                  -------------
                                                                      1,281,119
-------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.7%
American States Water Co.                            5,470              215,299
Aqua America, Inc.                                  26,323              837,598
Artesian Resources Corp., Class A                    2,304               64,420
Atmos Energy Corp.                                  14,996            1,113,603

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   8

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES (CONTINUED)
Avista Corp.                                         9,467        $     386,064
Cadiz, Inc. (a)(b)                                   4,485               23,412
California Water Service Group                       7,033              187,922
Chesapeake Utilities Corp.                           2,272              143,068
Connecticut Water Service, Inc.                      2,151               97,010
Delta Natural Gas Co., Inc.                          2,312               53,523
Gas Natural, Inc.                                    4,001               31,248
Genie Energy Ltd. (a)                                3,673               27,952
Laclede Group, Inc.                                  6,580              445,795
Middlesex Water Co.                                  2,966               91,501
National Fuel Gas Co.                               12,933              647,297
New Jersey Resources Corp.                          12,795              466,122
Northwest Natural Gas Co.                            3,904              210,230
ONE Gas, Inc.                                        7,517              459,289
Piedmont Natural Gas Co., Inc.                      11,797              705,814
PNM Resources, Inc.                                 11,554              389,601
Questar Corp.                                       25,879              641,799
RGC Resources, Inc.                                  2,449               52,947
SJW Corp.                                            2,621               95,273
South Jersey Industries, Inc.                        9,779              278,213
Southwest Gas Corp.                                  7,138              470,037
UGI Corp.                                           25,767            1,038,152
Vectren Corp.                                       12,237              618,703
WGL Holdings, Inc.                                   7,393              535,031
                                                                  -------------
                                                                     10,326,923
-------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.4%
Actuant Corp., Class A                               8,768              216,657
AEP Industries, Inc.                                   774               51,084
AptarGroup, Inc.                                     9,486              743,797
Bemis Co., Inc.                                     14,201              735,328
Berry Plastics Group, Inc. (a)                      17,837              644,808
Carlisle Cos., Inc.                                  9,817              976,792
Crown Holdings, Inc. (a)                            21,093            1,046,002
Global Brass & Copper Holdings, Inc.                 3,673               91,641
Graphic Packaging Holding Co.                       48,500              623,225
Greif, Inc., Class A                                 4,640              151,960
Harsco Corp.                                        11,862               64,648
Landec Corp. (a)                                     4,881               51,251
Multi-Color Corp.                                    2,155              114,969
Myers Industries, Inc.                               3,762               48,379
Otter Tail Corp.                                     5,434              160,955
Packaging Corp. of America                          14,709              888,424
Raven Industries, Inc.                               5,522               88,462
Rexnord Corp. (a)                                   14,887              301,015
Silgan Holdings, Inc.                                6,041              321,200
Sonoco Products Co.                                 15,316              743,898
TriMas Corp. (a)                                     6,652              116,543
UFP Technologies, Inc. (a)                           1,471               32,759
                                                                  -------------
                                                                      8,213,797
-------------------------------------------------------------------------------
GENERAL RETAILERS -- 4.7%
1-800-Flowers.com, Inc., Class A (a)                 4,286               33,774
Aaron's, Inc.                                        9,518              238,902
Abercrombie & Fitch Co., Class A                     9,807              309,313
Aeropostale, Inc. (a)                               13,619                2,703
AMERCO, Inc.                                           897              320,507
America's Car-Mart, Inc. (a)                         1,386               34,650
American Eagle Outfitters, Inc.                     26,091              434,937
American Public Education, Inc. (a)                  2,731               56,341
Antero Resources Corp. (a)                          11,613              288,815
Apollo Education Group, Inc. (a)                    13,712              112,644
Asbury Automotive Group, Inc. (a)                    3,856              230,743
Ascena Retail Group, Inc. (a)                       25,130              277,938
Autobytel, Inc. (a)                                  2,014               34,963
Barnes & Noble Education, Inc. (a)                   6,163               60,397
Barnes & Noble, Inc.                                 8,898              109,979
Beacon Roofing Supply, Inc. (a)                      7,353              301,547
Big 5 Sporting Goods Corp.                           2,684               29,819
Big Lots, Inc.                                       7,232              327,537
Blue Nile, Inc.                                      1,962               50,443
Bon-Ton Stores, Inc. (b)                             2,228                5,058
Boot Barn Holdings, Inc. (a)                           777                7,304
Bridgepoint Education, Inc. (a)                      2,758               27,801
Bright Horizons Family Solutions, Inc. (a)           6,601              427,613
Buckle, Inc.                                         3,973              134,565
Build-A-Bear Workshop, Inc. (a)                      2,727               35,424
Burlington Stores, Inc. (a)                         11,257              633,094
Cabela's, Inc. (a)                                   7,278              354,366
Caleres, Inc.                                        6,284              177,774
Cambium Learning Group, Inc. (a)                     4,720               20,154
Capella Education Co.                                1,580               83,171
Career Education Corp. (a)                          10,687               48,519
Carriage Services, Inc.                              3,000               64,830
Cato Corp., Class A                                  3,894              150,114
CDK Global, Inc.                                    23,728            1,104,538
Chegg, Inc. (a)                                      8,886               39,632
Chemed Corp.                                         2,443              330,904
Chico's FAS, Inc.                                   20,490              271,902
Children's Place Retail Stores, Inc.                 3,046              254,250
Christopher & Banks Corp. (a)                        6,159               14,720
Citi Trends, Inc.                                    2,593               46,233
Clean Energy Fuels Corp. (a)                        11,329               33,194
Collectors Universe, Inc.                            1,741               28,901
Conn's, Inc. (a)(b)                                  3,781               47,111
Container Store Group, Inc. (a)                      2,847               16,712
Copart, Inc. (a)                                    16,297              664,429
CST Brands, Inc.                                    11,043              422,836
Destination Maternity Corp.                          2,770               18,947
Destination XL Group, Inc. (a)                       8,559               44,250
Dick's Sporting Goods, Inc.                         13,283              620,980
Dillard's, Inc., Class A                             3,545              301,006

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016   9

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
DSW, Inc., Class A                                  10,606        $     293,150
EVINE Live, Inc. (a)                                 7,906                9,250
Express, Inc. (a)                                   10,713              229,365
Finish Line, Inc., Class A                           6,356              134,112
Five Below, Inc. (a)                                 8,038              332,291
Foot Locker, Inc.                                   20,931            1,350,049
Francesca's Holdings Corp. (a)                       6,453              123,639
Fred's, Inc., Class A                                4,994               74,461
FTD Cos., Inc. (a)                                   3,190               83,737
Gaiam, Inc., Class A (a)                             3,595               23,008
Genesco, Inc. (a)                                    3,296              238,136
Grand Canyon Education, Inc. (a)                     7,107              303,753
Group 1 Automotive, Inc.                             3,316              194,616
GrubHub, Inc. (a)                                   11,684              293,619
Guess?, Inc.                                         9,276              174,111
Haverty Furniture Cos., Inc.                         3,228               68,304
Hibbett Sports, Inc. (a)                             3,484              125,076
Hillenbrand, Inc.                                    9,114              272,964
Houghton Mifflin Harcourt Co. (a)                   16,811              335,211
HSN, Inc.                                            4,539              237,435
ITT Corp.                                           13,665              504,102
ITT Educational Services, Inc. (a)                   4,668               14,424
JC Penney Co., Inc. (a)                             45,165              499,525
K12, Inc. (a)                                        4,637               45,860
KAR Auction Services, Inc.                          20,346              775,996
Kirkland's, Inc.                                     2,707               47,400
Lands' End, Inc. (a)(b)                              2,707               69,056
Liquidity Services, Inc. (a)                         4,477               23,191
Lithia Motors, Inc., Class A                         3,487              304,520
Lumber Liquidators Holdings, Inc. (a)                4,057               53,228
MarineMax, Inc. (a)                                  4,129               80,392
Matthews International Corp., Class A                4,866              250,453
Mattress Firm Holding Corp. (a)(b)                   3,155              133,740
Michaels Cos., Inc. (a)                             11,423              319,501
Monro Muffler Brake, Inc.                            4,709              336,552
Murphy USA, Inc. (a)                                 5,763              354,136
Office Depot, Inc. (a)                              72,051              511,562
Ollie's Bargain Outlet Holdings, Inc. (a)            2,738               64,151
Outerwall, Inc. (b)                                  2,756              101,944
Overstock.com, Inc. (a)                              2,766               39,775
Party City Holdco, Inc. (a)                          4,723               71,034
PCM, Inc. (a)                                        1,516               12,158
Penske Automotive Group, Inc.                        6,182              234,298
Perfumania Holdings, Inc. (a)                        1,362                3,405
Pier 1 Imports, Inc.                                12,905               90,464
PriceSmart, Inc.                                     2,929              247,735
Providence Service Corp. (a)                         2,023              103,315
RealNetworks, Inc. (a)                               5,145               20,889
Regis Corp. (a)                                      5,786               87,889
Rent-A-Center, Inc.                                  7,864              124,644
Restoration Hardware Holdings, Inc. (a)              5,536              231,958
Rollins, Inc.                                       13,847              375,531
Rush Enterprises, Inc., Class A (a)                  5,240               95,578
Sally Beauty Holdings, Inc. (a)                     22,782              737,681
Sears Holdings Corp. (a)(b)                          7,621              116,677
Service Corp. International                         29,146              719,323
ServiceMaster Global Holdings, Inc. (a)             20,442              770,255
Shoe Carnival, Inc.                                  2,381               64,192
Shutterfly, Inc. (a)                                 5,540              256,890
SolarCity Corp. (a)(b)                               8,832              217,091
Sonic Automotive, Inc., Class A                      4,835               89,351
Sotheby's                                            8,650              231,214
SP Plus Corp. (a)                                    2,950               70,977
Sportsman's Warehouse Holdings, Inc. (a)             4,298               54,155
Stage Stores, Inc.                                   4,672               37,656
Stamps.com, Inc. (a)                                 2,254              239,555
Stein Mart, Inc.                                     4,383               32,127
Strayer Education, Inc. (a)                          1,653               80,584
Tailored Brands, Inc.                                7,130              127,627
Tile Shop Holdings, Inc. (a)                         4,824               71,926
Titan Machinery, Inc. (a)                            2,671               30,877
TrueCar, Inc. (a)                                    8,752               48,924
Tuesday Morning Corp. (a)                            6,404               52,385
Ulta Salon Cosmetics & Fragrance, Inc. (a)           9,647            1,869,010
VCA, Inc. (a)                                       11,975              690,838
Weight Watchers International, Inc. (a)(b)           4,031               58,570
West Marine, Inc. (a)                                3,086               28,052
Williams-Sonoma, Inc.                               12,790              700,125
Winmark Corp.                                          437               42,817
Zumiez, Inc. (a)                                     2,839               56,553
                                                                  -------------
                                                                     28,306,409
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 4.8%
AAC Holdings, Inc. (a)(b)                            1,552               30,714
Abaxis, Inc.                                         3,253              147,654
ABIOMED, Inc. (a)                                    5,769              546,959
Acadia Healthcare Co., Inc. (a)                     10,503              578,820
Accuray, Inc. (a)                                   12,884               74,470
AdCare Health Systems, Inc.                          7,324               16,992
Addus HomeCare Corp. (a)                             1,286               22,106
Adeptus Health, Inc., Class A (a)(b)                 1,896              105,304
Air Methods Corp. (a)                                5,272              190,952
Alere, Inc. (a)                                     12,711              643,304
Align Technology, Inc. (a)                          10,895              791,958
Alliance HealthCare Services, Inc. (a)               2,209               15,883
Almost Family, Inc. (a)                              1,371               51,056
Alphatec Holdings, Inc. (a)                         22,800                5,472

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  10

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Amedisys, Inc. (a)                                   4,240        $     204,962
American Caresource Holdings, Inc. (a)               2,753                1,294
Amsurg Corp. (a)                                     8,158              608,587
Analogic Corp.                                       1,873              147,986
AngioDynamics, Inc. (a)                              4,708               57,861
Anika Therapeutics, Inc. (a)                         2,272              101,604
Antares Pharma, Inc. (a)                            26,095               22,705
AtriCure, Inc. (a)                                   4,498               75,701
Atrion Corp.                                           253              100,026
AxoGen, Inc. (a)                                     1,640                8,790
Bio-Rad Laboratories, Inc., Class A (a)              3,109              425,062
Biolase, Inc. (a)                                   11,125               14,574
BioScrip, Inc. (a)                                  10,652               22,795
Biostage, Inc. (a)                                   3,656                6,581
BioTelemetry, Inc. (a)                               4,630               54,078
Bovie Medical Corp. (a)                              7,643               12,764
Brookdale Senior Living, Inc. (a)                   27,192              431,809
Bruker Corp.                                        16,447              460,516
CalAtlantic Group, Inc.                             11,398              380,921
Cantel Medical Corp.                                 5,470              390,339
Capital Senior Living Corp. (a)                      4,670               86,488
Cardica, Inc. (a)                                    3,562               12,681
Cardiovascular Systems, Inc. (a)                     4,419               45,825
Cepheid, Inc. (a)                                   10,748              358,553
Civitas Solutions, Inc. (a)                          2,868               49,989
Cogentix Medical, Inc. (a)                          13,771               15,148
Community Health Systems, Inc. (a)                  17,321              320,612
CONMED Corp.                                         3,885              162,937
Cooper Cos., Inc.                                    7,351            1,131,833
Corindus Vascular Robotics, Inc. (a)(b)             10,253               10,156
Corvel Corp. (a)                                     1,959               77,224
CryoLife, Inc.                                       4,639               49,869
Cutera, Inc. (a)                                     3,451               38,824
Cynosure, Inc., Class A (a)                          3,689              162,759
CytoSorbents Corp. (a)                                 864                3,387
Derma Sciences, Inc. (a)                             2,182                6,764
DexCom, Inc. (a)                                    12,207              828,977
Endologix, Inc. (a)                                 11,018               92,110
Ensign Group, Inc.                                   6,892              156,035
Envision Healthcare Holdings, Inc. (a)              28,340              578,136
Escalon Medical Corp. (a)                            1,399                1,105
Exactech, Inc. (a)                                   2,338               47,368
Five Star Quality Care, Inc. (a)                     7,271               16,651
Fluidigm Corp. (a)                                   4,592               37,057
FONAR Corp. (a)                                      1,417               21,793
Genesis Healthcare, Inc. (a)                         5,313               12,326
GenMark Diagnostics, Inc. (a)                        7,790               41,053
Glaukos Corp. (a)                                    1,601               26,993
Globus Medical, Inc., Class A (a)                   10,458              248,378
Haemonetics Corp. (a)                                7,760              271,445
Halyard Health, Inc. (a)                             6,988              200,765
Healthcare Services Group, Inc.                     10,637              391,548
HealthSouth Corp.                                   13,450              506,124
HealthStream, Inc. (a)                               3,976               87,830
Healthways, Inc. (a)                                 5,011               50,561
HeartWare International, Inc. (a)                    2,769               87,002
Hill-Rom Holdings, Inc.                              8,276              416,283
HMS Holdings Corp. (a)                              12,478              179,059
Hooper Holmes, Inc. (a)                              9,589                1,324
ICU Medical, Inc. (a)                                2,177              226,626
IDEXX Laboratories, Inc. (a)                        13,658            1,069,695
Inogen, Inc. (a)                                     2,088               93,918
Insulet Corp. (a)                                    8,659              287,132
Integra LifeSciences Holdings Corp. (a)              4,336              292,073
Intersect ENT, Inc. (a)                              3,106               59,014
Invacare Corp.                                       4,891               64,414
Juno Therapeutics, Inc. (a)(b)                      10,725              408,515
K2M Group Holdings, Inc. (a)                         4,001               59,335
Kindred Healthcare, Inc.                            12,162              150,201
LDR Holding Corp. (a)                                3,794               96,709
LHC Group, Inc. (a)                                  2,077               73,858
LifePoint Hospitals, Inc. (a)                        6,433              445,485
LivaNova PLC (a)                                     6,207              335,054
Magellan Health Services, Inc. (a)                   3,939              267,576
Masimo Corp. (a)                                     6,979              292,001
MEDNAX, Inc. (a)                                    14,189              916,893
Meridian Bioscience, Inc.                            6,734              138,788
Merit Medical Systems, Inc. (a)                      7,010              129,615
Molina Healthcare, Inc. (a)                          5,992              386,424
Nanosphere, Inc. (a)                                 2,462                1,945
Natera, Inc. (a)                                       564                5,369
National Healthcare Corp.                            1,868              116,376
Natus Medical, Inc. (a)                              5,169              198,645
Navidea Biopharmaceuticals, Inc. (a)(b)             26,298               24,838
Neogen Corp. (a)                                     5,645              284,226
NeoGenomics, Inc. (a)                                9,277               62,527
Nevro Corp. (a)                                      2,155              121,240
NuVasive, Inc. (a)                                   7,400              360,010
NxStage Medical, Inc. (a)                            9,415              141,131
Omnicell, Inc. (a)                                   5,518              153,787
OraSure Technologies, Inc. (a)                       9,831               71,078
Orthofix International NV (a)                        3,072              127,549
Owens & Minor, Inc.                                  9,148              369,762
PAREXEL International Corp. (a)                      7,939              498,013
Penumbra, Inc. (a)                                     696               32,016
PharMerica Corp. (a)                                 4,613              101,993
Psychemedics Corp.                                   2,424               33,330
Quidel Corp. (a)                                     4,975               85,869
RadNet, Inc. (a)                                     5,911               28,550

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  11

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
ResMed, Inc.                                        21,002        $   1,214,336
Retractable Technologies, Inc. (a)                   4,605                9,901
Rockwell Medical, Inc. (a)(b)                        7,565               56,813
RTI Surgical, Inc. (a)                              10,112               40,448
SeaSpine Holdings Corp. (a)                          1,779               26,045
Select Medical Holdings Corp.                       15,096              178,284
Spark Therapeutics, Inc. (a)                         1,974               58,253
Spectranetics Corp. (a)                              6,991              101,509
Staar Surgical Co. (a)                               5,027               37,150
STERIS PLC                                          12,865              914,058
Surgery Partners, Inc. (a)                           2,554               33,866
Surgical Care Affiliates, Inc. (a)                   3,963              183,408
SurModics, Inc. (a)                                  2,327               42,840
Symmetry Surgical, Inc. (a)                          2,920               28,791
T2 Biosystems, Inc. (a)                              2,209               21,781
Tandem Diabetes Care, Inc. (a)                       3,670               31,966
Team Health Holdings, Inc. (a)                      10,634              444,608
Teleflex, Inc.                                       6,279              985,866
Triple-S Management Corp., Class B (a)               3,526               87,656
U.S. Physical Therapy, Inc.                          1,955               97,222
Unilife Corp. (a)(b)                                24,137               16,413
Universal American Corp.                             8,418               60,105
Utah Medical Products, Inc.                            860               53,784
Vascular Solutions, Inc. (a)                         3,038               98,826
VWR Corp. (a)                                        8,583              232,256
WellCare Health Plans, Inc. (a)                      6,434              596,753
West Pharmaceutical Services, Inc.                  10,534              730,217
Wright Medical Group NV (a)                         13,460              223,436
Zafgen, Inc. (a)                                     2,989               19,967
Zeltiq Aesthetics, Inc. (a)                          5,066              137,593
                                                                  -------------
                                                                     28,959,302
-------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 1.9%
ACCO Brands Corp. (a)                               16,442              147,649
Bassett Furniture Industries, Inc.                   1,739               55,405
Beazer Homes USA, Inc. (a)                           4,476               39,031
Blount International, Inc. (a)                       7,135               71,207
Briggs & Stratton Corp.                              6,373              152,442
Cavco Industries, Inc. (a)                           1,393              130,190
Central Garden and Pet Co., Class A (a)              6,265              102,057
Compx International, Inc.                            1,034               10,857
Comstock Holdings Cos., Inc. (a)                     1,729                3,095
Dixie Group, Inc. (a)                                2,900               12,209
Edgewell Personal Care Co.                           9,133              735,480
Energizer Holdings, Inc.                             9,214              373,259
Ethan Allen Interiors, Inc.                          3,943              125,466
Flexsteel Industries, Inc.                             965               42,151
Forward Industries, Inc. (a)                         2,823                3,642
Herman Miller, Inc.                                  8,604              265,778
HNI Corp.                                            6,427              251,746
Hooker Furniture Corp.                               1,876               61,627
Hovnanian Enterprises, Inc., Class A (a)            21,351               33,308
Interface, Inc.                                      9,610              178,169
iRobot Corp. (a)                                     4,579              161,639
Jarden Corp. (a)                                    31,187            1,838,474
KB Home                                             13,093              186,968
Knoll, Inc.                                          7,374              159,647
La-Z-Boy, Inc.                                       7,437              198,865
LGI Homes, Inc. (a)                                  2,469               59,774
Libbey, Inc.                                         3,627               67,462
Lifetime Brands, Inc.                                2,050               30,893
M/I Homes, Inc. (a)                                  4,013               74,842
Manitowoc Foodservice, Inc. (a)                     19,950              294,063
MDC Holdings, Inc.                                   5,655              141,714
Meritage Homes Corp. (a)                             5,485              199,983
National Presto Industries, Inc.                       790               66,155
NVR, Inc. (a)                                          560              970,144
Oil-Dri Corp. of America                             1,129               38,138
Scotts Miracle-Gro Co., Class A                      7,005              509,754
Select Comfort Corp. (a)                             7,541              146,220
Spectrum Brands Holdings, Inc.                       4,044              441,928
Steelcase, Inc., Class A                            12,921              192,781
Taylor Morrison Home Corp., Class A (a)              5,375               75,895
Tempur Sealy International, Inc. (a)                 9,200              559,268
Toll Brothers, Inc. (a)                             24,649              727,392
TRI Pointe Homes, Inc. (a)                          22,019              259,384
Tupperware Brands Corp.                              7,258              420,819
Virco Manufacturing Corp. (a)                        5,315               16,370
Wayfair, Inc., Class A (a)(b)                        3,640              157,321
WCI Communities, Inc. (a)                            3,484               64,733
WD-40 Co.                                            2,030              219,260
William Lyon Homes, Class A (a)                      3,017               43,716
                                                                  -------------
                                                                     11,118,370
-------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 2.7%
Accuride Corp. (a)                                   6,798               10,537
AGCO Corp.                                          10,869              540,189
Alamo Group, Inc.                                    1,409               78,495
Albany International Corp., Class A                  4,299              161,599
Altra Industrial Motion Corp.                        4,066              112,953
American Railcar Industries, Inc. (b)                1,354               55,148
Astec Industries, Inc.                               2,723              127,082
Babcock & Wilcox Enterprises, Inc. (a)               8,137              174,132
Broadwind Energy, Inc. (a)                           4,880               14,689
Ceco Environmental Corp.                             4,277               26,560
Chicago Rivet & Machine Co.                            494               11,905
CIRCOR International, Inc.                           2,547              118,155
CLARCOR, Inc.                                        7,773              449,202

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  12

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONTINUED)
Colfax Corp. (a)                                    14,850        $     424,562
Columbus McKinnon Corp.                              2,933               46,224
Commercial Vehicle Group, Inc. (a)                   5,294               14,029
Crane Co.                                            7,274              391,778
Donaldson Co., Inc.                                 18,884              602,588
Douglas Dynamics, Inc.                               3,445               78,925
Dynamic Materials Corp.                              2,800               18,144
Energy Recovery, Inc. (a)                            5,232               54,099
EnPro Industries, Inc.                               3,380              194,958
Federal Signal Corp.                                 9,098              120,640
Franklin Electric Co., Inc.                          5,460              175,648
FreightCar America, Inc.                             1,751               27,281
GATX Corp.                                           6,015              285,713
Gorman-Rupp Co.                                      2,838               73,589
Graco, Inc.                                          8,356              701,570
Graham Corp.                                         1,902               37,869
Greenbrier Cos., Inc.                                3,912              108,128
H&E Equipment Services, Inc.                         4,783               83,846
Horizon Global Corp. (a)                             3,297               41,476
Hurco Cos., Inc.                                     1,373               45,295
Hyster-Yale Materials Handling, Inc.                 1,367               91,042
IDEX Corp.                                          11,581              959,833
John Bean Technologies Corp.                         4,305              242,845
Joy Global, Inc.                                    13,737              220,754
Kadant, Inc.                                         1,829               82,598
Kennametal, Inc.                                    11,461              257,758
Key Technology, Inc. (a)                               998                6,806
Kimball International, Inc., Class B                 5,240               59,474
Lincoln Electric Holdings, Inc.                     10,163              595,247
Lindsay Corp. (b)                                    1,728              123,742
Lydall, Inc. (a)                                     2,799               91,023
Manitex International, Inc. (a)(b)                   2,717               14,210
Manitowoc Co., Inc.                                 19,950               86,384
Materion Corp.                                       3,097               82,009
Meritor, Inc. (a)                                   14,359              115,734
MFRI, Inc. (a)                                       1,937               13,559
Middleby Corp. (a)                                   8,715              930,501
Miller Industries, Inc.                              2,019               40,945
MSA Safety, Inc.                                     4,681              226,326
Mueller Industries, Inc.                             8,443              248,393
NACCO Industries, Inc., Class A                        799               45,871
Navistar International Corp. (a)(b)                  9,906              124,023
NN, Inc.                                             4,181               57,196
Nordson Corp.                                        8,370              636,455
Oshkosh Corp.                                       11,508              470,332
Paylocity Holding Corp. (a)                          2,829               92,621
Proto Labs, Inc. (a)                                 3,660              282,149
Spartan Motors, Inc.                                 7,892               31,173
SPX Corp.                                            5,860               88,017
SPX FLOW, Inc. (a)                                   5,860              146,969
Standex International Corp.                          1,909              148,539
Sun Hydraulics Corp.                                 3,481              115,534
Tennant Co.                                          2,625              135,135
Terex Corp.                                         16,794              417,835
Timken Co.                                          11,346              379,978
TimkenSteel Corp.                                    5,808               52,853
Toro Co.                                             8,388              722,375
Trinity Industries, Inc.                            22,496              411,902
Twin Disc, Inc.                                      1,831               18,548
Wabash National Corp. (a)                           10,252              135,326
Wabtec Corp.                                        14,533            1,152,322
Woodward, Inc.                                       8,682              451,638
                                                                  -------------
                                                                     16,012,982
-------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.6%
AK Steel Holding Corp. (a)                          28,196              116,449
Allegheny Technologies, Inc.                        15,897              259,121
Ampco-Pittsburgh Corp.                               1,955               27,194
Carpenter Technology Corp.                           7,069              241,972
Century Aluminum Co. (a)                             7,937               55,956
Cliffs Natural Resources, Inc. (a)(b)               20,973               62,919
Commercial Metals Co.                               16,716              283,671
Friedman Industries, Inc.                            2,787               15,106
Handy & Harman Ltd. (a)                                780               21,333
Haynes International, Inc.                           2,039               74,424
Kaiser Aluminum Corp.                                2,591              219,043
McEwen Mining, Inc.                                 43,669               82,098
Olympic Steel, Inc.                                  1,597               27,644
Reliance Steel & Aluminum Co.                       10,768              745,038
Steel Dynamics, Inc.                                35,590              801,131
Synalloy Corp.                                       2,147               17,004
United States Steel Corp.                           21,089              338,478
Universal Stainless & Alloy Products, Inc. (a)       1,302               13,267
Uranium Energy Corp. (a)                            19,733               14,760
Worthington Industries, Inc.                         6,908              246,201
                                                                  -------------
                                                                      3,662,809
-------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.3%
Air Lease Corp.                                     14,293              459,091
Air Transport Services Group, Inc. (a)               8,433              129,700
Aircastle Ltd.                                       9,055              201,383
ArcBest Corp.                                        3,519               75,975
Ardmore Shipping Corp.                               4,637               39,183
Atlas Air Worldwide Holdings, Inc. (a)               3,769              159,316
CAI International, Inc. (a)                          2,930               28,304
Celadon Group, Inc.                                  4,175               43,754
Covenant Transportation Group, Inc., Class A (a)     2,275               55,032
Echo Global Logistics, Inc. (a)                      4,008              108,857
Forward Air Corp.                                    4,502              204,031
FRP Holdings, Inc. (a)                               1,209               43,040
Genco Shipping & Trading, Ltd. (a)                   1,779                1,139

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  13

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONTINUED)
Genesee & Wyoming, Inc., Class A (a)                 8,719        $     546,681
Heartland Express, Inc.                              9,094              168,694
Hub Group, Inc., Class A (a)                         5,287              215,657
Kirby Corp. (a)                                      8,071              486,601
Knight Transportation, Inc.                          8,854              231,532
Landstar System, Inc.                                6,672              431,078
Macquarie Infrastructure Corp.                      11,196              755,058
Marten Transport Ltd.                                3,567               66,774
Matson, Inc.                                         6,683              268,456
Old Dominion Freight Line, Inc. (a)                 10,627              739,852
PAM Transportation Services, Inc. (a)                  659               20,297
Patriot Transportation Holding, Inc. (a)               627               12,678
PHH Corp. (a)                                        7,484               93,849
Rand Logistics, Inc. (a)                             5,032                4,780
Roadrunner Transportation Systems, Inc. (a)          4,706               58,637
Saia, Inc. (a)                                       3,715              104,577
Swift Transportation Co. (a)                        13,364              248,971
TAL International Group, Inc. (a)                    4,790               73,958
Teekay Corp.                                         6,907               59,815
Textainer Group Holdings Ltd. (b)                    3,736               55,442
Universal Truckload Services, Inc.                   1,233               20,308
USA Truck, Inc. (a)                                  1,622               30,559
Werner Enterprises, Inc.                             6,158              167,251
Wesco Aircraft Holdings, Inc. (a)                    7,931              114,127
Willis Lease Finance Corp. (a)                       1,351               29,168
World Fuel Services Corp.                           10,630              516,405
XPO Logistics, Inc. (a)(b)                          13,650              419,055
RC Worldwide, Inc. (a)                               4,920               45,854
                                                                  -------------
                                                                      7,534,919
-------------------------------------------------------------------------------
LEISURE GOODS -- 0.8%
Arctic Cat, Inc.                                     2,143               36,002
Black Diamond, Inc. (a)                              4,738               21,416
Brunswick Corp.                                     13,523              648,833
Callaway Golf Co.                                   12,565              114,593
Drew Industries, Inc.                                3,649              235,215
DTS, Inc. (a)                                        2,922               63,641
Eastman Kodak Co. (a)                                6,958               75,494
Escalade, Inc.                                       2,070               24,364
Fitbit, Inc., Series A (a)(b)                        8,249              124,972
Glu Mobile, Inc. (a)                                17,785               50,154
GoPro, Inc., Class A (a)(b)                         11,137              133,198
LeapFrog Enterprises, Inc. (a)                      19,621               19,523
Malibu Boats, Inc. (a)                               3,744               61,402
Marine Products Corp.                                2,700               20,493
Nautilus, Inc. (a)                                   4,821               93,142
Polaris Industries, Inc.                             9,046              890,850
Pool Corp.                                           6,307              553,376
Skullcandy, Inc. (a)                                 3,869               13,774
Take-Two Interactive Software, Inc. (a)             12,772              481,121
Thor Industries, Inc.                                7,042              449,068
TiVo, Inc. (a)                                      15,413              146,578
Universal Electronics, Inc. (a)                      2,235              138,548
Vista Outdoor, Inc. (a)                              9,401              488,006
Winnebago Industries, Inc.                           4,162               93,437
                                                                  -------------
                                                                      4,977,200
-------------------------------------------------------------------------------
LIFE INSURANCE -- 0.3%
American Equity Investment Life Holding Co.         11,676              196,157
AMERISAFE, Inc.                                      3,104              163,084
Atlantic American Corp.                              2,927               13,025
Citizens, Inc. (a)(b)                                8,213               59,462
CNO Financial Group, Inc.                           28,309              507,297
eHealth, Inc. (a)                                    2,920               27,419
Employers Holdings, Inc.                             4,842              136,254
FBL Financial Group, Inc., Class A                   1,432               88,097
Genworth Financial, Inc., Class A (a)               72,971              199,211
Independence Holding Co.                             1,686               26,841
National Western Life Group, Inc.                      341               78,645
Phoenix Cos., Inc. (a)                               1,041               38,350
Primerica, Inc.                                      7,153              318,523
                                                                  -------------
                                                                      1,852,365
-------------------------------------------------------------------------------
MEDIA -- 4.5%
Acxiom Corp. (a)                                    11,802              253,035
AH Belo Corp.                                        3,599               17,311
AMC Networks, Inc., Class A (a)                      9,120              592,253
Ascent Capital Group, Inc., Class A (a)              2,129               31,530
Avid Technology, Inc. (a)                            5,767               38,985
Bankrate, Inc. (a)                                   8,691               79,696
Beasley Broadcasting Group, Inc., Class A              784                2,752
Cable One, Inc.                                        666              291,129
Charter Communications, Inc., Class A (a)           11,467            2,321,265
Clear Channel Outdoor Holdings, Inc., Class A        5,624               26,433
ComScore, Inc. (a)                                   7,063              212,173
Crown Media Holdings, Inc., Class A (a)              5,416               27,513
CSS Industries, Inc.                                 1,461               40,806
CTN Media Group, Inc. (a)                               50                   --
Cumulus Media, Inc., Class A (a)                    25,485               11,833
DISH Network Corp., Class A (a)                     33,879            1,567,243
Dolby Laboratories, Inc., Class A                    7,942              345,159
DreamWorks Animation SKG, Inc., Class A (a)         10,491              261,750

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  14

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
MEDIA (CONTINUED)
Emmis Communications Corp., Class A (a)             10,615        $       6,173
Entercom Communications Corp., Class A (a)           4,346               45,981
Entravision Communications Corp., Class A            8,669               64,497
EW Scripps Co.                                       8,572              133,637
FactSet Research Systems, Inc.                       6,242              945,850
Gannett Co., Inc.                                   16,769              253,883
Global Eagle Entertainment, Inc. (a)                 7,875               67,095
Graham Holdings Co., Class B                           660              316,800
Gray Television, Inc. (a)                           10,007              117,282
Groupon, Inc. (a)                                   63,105              251,789
Harte-Hanks, Inc.                                    6,749               17,075
IHS, Inc., Class A (a)                              10,288            1,277,358
John Wiley & Sons, Inc., Class A                     7,267              355,284
Journal Media Group, Inc.                            2,853               34,122
Lamar Advertising Co., Class A                      12,357              759,956
Lee Enterprises, Inc. (a)                           12,326               22,187
Liberty Global PLC, Class A (a)                     38,353            1,476,591
Liberty Global PLC, Class C (a)                     87,138            3,272,903
Liberty Global PLC LiLAC, Class A (a)                2,538               88,982
Liberty Global PLC LiLAC, Class C (a)                4,805              182,013
Liberty Interactive Corp QVC Group, Series A (a)    69,441            1,753,385
Liberty Media Corp., Class A (a)                    15,426              595,906
Liberty Media Corp., Class C (a)                    29,557            1,125,826
Liberty Ventures, Series A (a)                      20,640              807,437
Lions Gate Entertainment Corp.                      14,068              307,386
Live Nation Entertainment, Inc. (a)                 21,752              485,287
Marchex, Inc., Class B                               5,246               23,345
McClatchy Co., Class A (a)                          10,903               11,448
Media General, Inc. (a)                             14,375              234,456
Meredith Corp.                                       5,493              260,918
Morningstar, Inc.                                    2,699              238,241
MSG Networks, Inc., Class A (a)                      9,210              159,241
National CineMedia, Inc.                             9,730              147,993
New Media Investment Group, Inc.                     6,330              105,331
New York Times Co., Class A                         18,334              228,442
Nexstar Broadcasting Group, Inc., Class A            4,695              207,848
Outfront Media, Inc.                                20,371              429,828
Pandora Media, Inc. (a)                             29,602              264,938
QuinStreet, Inc. (a)                                 7,427               25,400
Quotient Technology, Inc. (a)(b)                    10,529              111,607
Remark Media, Inc. (a)(b)                            1,421                6,721
RetailMeNot, Inc. (a)                                5,483               43,919
Rubicon Project, Inc. (a)                            3,761               68,751
Saga Communications, Inc., Class A                   1,046               41,903
Scholastic Corp.                                     3,775              141,072
Sinclair Broadcast Group, Inc., Class A             10,372              318,939
Sirius XM Holdings, Inc. (a)                       329,459            1,301,363
Sizmek, Inc. (a)                                     3,896               11,298
Spanish Broadcasting System, Inc. (a)                1,474                4,938
SPAR Group, Inc. (a)                                 3,165                3,070
Starz, Class A (a)                                  12,237              322,200
TechTarget, Inc. (a)                                 3,655               27,120
TheStreet, Inc.                                     16,585               20,565
Time, Inc.                                          15,923              245,851
Tribune Media Co., Class A                          11,990              459,817
Tribune Publishing Co.                               3,616               27,916
TubeMogul, Inc. (a)(b)                               2,942               38,069
Value Line, Inc.                                     1,830               29,335
WebMD Health Corp. (a)                               5,811              363,943
XO Group, Inc. (a)                                   4,167               66,880
Yelp, Inc. (a)                                       8,383              166,654
                                                                  -------------
                                                                     27,044,911
-------------------------------------------------------------------------------
MINING -- 0.3%
Cloud Peak Energy, Inc. (a)                          9,192               17,924
Coeur Mining, Inc. (a)                              20,713              116,407
Compass Minerals International, Inc.                 5,190              367,763
CONSOL Energy, Inc.                                 34,380              388,150
Fairmount Santrol Holdings, Inc. (a)                16,732               41,997
General Moly, Inc. (a)                              21,436                7,282
Gold Resource Corp.                                  2,918                6,799
Golden Minerals Co. (a)(b)                           9,302                4,186
Hecla Mining Co.                                    58,333              162,166
Peabody Energy Corp. (b)                             2,763                6,410
Pershing Gold Corp. (a)(b)                           2,249                8,884
Royal Gold, Inc.                                     9,624              493,615
Solitario Exploration & Royalty Corp. (a)           15,315                7,198
Stillwater Mining Co. (a)                           18,398              195,939
SunCoke Energy, Inc.                                 9,743               63,329
U.S. Silica Holdings, Inc.                           7,972              181,124
Westmoreland Coal Co. (a)(b)                         3,275               23,613
                                                                  -------------
                                                                      2,092,786
-------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.9%
Atlantic Tele-Network, Inc.                          1,577              119,584
Globalstar, Inc. (a)                                39,879               58,622
Iridium Communications, Inc. (a)                    12,372               97,368
NII Holdings, Inc. (a)                              14,857               82,159
NTELOS Holdings Corp. (a)                            3,146               28,943
ORBCOMM, Inc. (a)                                   10,768              109,080
PDV Wireless, Inc. (a)(b)                            1,832               62,911

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2016  15

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS (CONTINUED)
SBA Communications Corp., Class A (a)               19,001        $   1,903,330
Shenandoah Telecommunications Co.                    6,758              180,777
Spok Holdings, Inc.                                  3,740               65,487
Sprint Corp. (a)(b)                                116,574              405,678
T-Mobile U.S., Inc. (a)                             41,537            1,590,867
Telephone & Data Systems, Inc.                      14,543              437,599
Towerstream Corp. (a)                               15,223                1,828
United States Cellular Corp. (a)                     1,710               78,130
                                                                  -------------
                                                                      5,222,363
-------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.7%
Alleghany Corp. (a)                                  2,371            1,176,490
Allied World Assurance Co. Holdings AG              13,854              484,059
Ambac Financial Group, Inc. (a)                      6,380              100,804
American Financial Group, Inc.                      10,754              756,759
American National Insurance Co.                      1,391              160,661
AmTrust Financial Services, Inc.                    12,162              314,753
Arch Capital Group Ltd. (a)                         18,353            1,304,898
Argo Group International Holdings Ltd.               4,152              238,283
Arthur J Gallagher & Co.                            26,528            1,179,965
Aspen Insurance Holdings Ltd.                        9,312              444,182
Assured Guaranty Ltd.                               21,658              547,947
Axis Capital Holdings Ltd.                          14,521              805,335
Baldwin & Lyons, Inc., Class B                       2,261               55,643
Brown & Brown, Inc.                                 17,387              622,455
CNA Financial Corp.                                  4,047              130,232
Donegal Group, Inc., Class A                         2,337               33,606
EMC Insurance Group, Inc.                            1,652               42,374
Endurance Specialty Holdings Ltd.                    9,278              606,225
Enstar Group Ltd. (a)                                1,736              282,239
Erie Indemnity Co., Class A                          3,611              335,787
Everest Re Group Ltd.                                6,459            1,275,200
Federated National Holding Co.                       2,537               49,877
First Acceptance Corp. (a)                           8,599               15,478
First American Financial Corp.                      16,507              629,082
Global Indemnity PLC (a)                             1,701               52,952
Greenlight Capital Re Ltd. (a)                       5,039              109,800
Hanover Insurance Group, Inc.                        6,561              591,933
HCI Group, Inc.                                      1,768               58,874
Heritage Insurance Holdings, Inc.                    4,282               68,384
Hilltop Holdings, Inc. (a)                          12,181              229,977
Horace Mann Educators Corp.                          6,108              193,563
Infinity Property & Casualty Corp.                   1,707              137,414
Kemper Corp.                                         7,077              209,267
Maiden Holdings Ltd.                                 8,614              111,465
Markel Corp. (a)                                     2,090            1,863,381
MBIA, Inc. (a)                                      21,248              188,045
Mercury General Corp.                                3,553              197,192
National General Holdings Corp.                      9,047              195,325
National Interstate Corp.                            1,300               38,896
Navigators Group, Inc. (a)                           1,797              150,714
Old Republic International Corp.                    36,839              673,417
OneBeacon Insurance Group Ltd.                       3,598               45,803
Prism Technologies Group, Inc. (a)                   1,044                  313
ProAssurance Corp.                                   7,994              404,496
Reinsurance Group of America, Inc.                   9,957              958,361
RenaissanceRe Holdings Ltd.                          6,409              767,990
RLI Corp.                                            5,503              367,931
Safety Insurance Group, Inc.                         2,336              133,292
Selective Insurance Group, Inc.                      8,303              303,973
State Auto Financial Corp.                           2,450               54,047
State National Cos., Inc.                            5,202               65,545
Third Point Reinsurance Ltd. (a)                     9,561              108,709
United Fire Group, Inc.                              3,306              144,869
United Insurance Holdings Corp.                      3,080               59,167
Universal Insurance Holdings, Inc.                   4,997               88,947
Validus Holdings Ltd.                               12,433              586,713
W.R. Berkley Corp.                                  14,911              837,998
White Mountains Insurance Group Ltd.                   855              686,223
                                                                  -------------
                                                                     22,277,310
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 1.9%
Abraxas Petroleum Corp. (a)                         16,317               16,480
Adams Resources & Energy, Inc.                         460               18,391
Alon USA Energy, Inc.                                4,552               46,977
Approach Resources, Inc. (a)                         5,719                6,634
Barnwell Industries, Inc. (a)                        4,904                8,043
Bill Barrett Corp. (a)                               7,950               49,449
Bonanza Creek Energy, Inc. (a)                       6,854               10,898
C&J Energy Services Ltd. (a)(b)                      7,389               10,418
California Resources Corp.                          46,267               47,655
Callon Petroleum Co. (a)                            10,595               93,766
Carrizo Oil & Gas, Inc. (a)                          8,650              267,458
Cheniere Energy, Inc. (a)                           35,665            1,206,547
Clayton Williams Energy, Inc. (a)                      984                8,777
Cobalt International Energy, Inc. (a)               50,294              149,373
Comstock Resources, Inc. (a)(b)                      7,198                5,510
Contango Oil & Gas Co. (a)                           3,254               38,365
Continental Resources, Inc. (a)                     12,172              369,542
CVR Energy, Inc.                                     2,373               61,935
Dawson Geophysical Co. (a)                           5,308               24,258
Delek U.S. Holdings, Inc.                            8,207              125,075
Denbury Resources, Inc.                             51,927              115,278
Diamondback Energy, Inc. (a)                        10,779              831,923
Eclipse Resources Corp. (a)(b)                       7,534               10,849
Energen Corp.                                       14,564              532,897
Energy XXI Bermuda Ltd. (b)                         15,824                9,857
EP Energy Corp., Class A (a)(b)                      5,570               25,176
Era Group, Inc. (a)                                  2,473               23,197

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   16

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
Evolution Petroleum Corp.                            5,834        $      28,353
EXCO Resources, Inc. (a)(b)                         28,887               28,572
Gastar Exploration, Inc. (a)                        14,658               16,124
Gulfport Energy Corp. (a)                           18,469              523,411
Halcon Resources Corp. (a)(b)                       12,564               12,075
Harvest Natural Resources, Inc. (a)                  9,380                5,656
HollyFrontier Corp.                                 27,229              961,728
Houston American Energy Corp. (a)                    5,104                1,072
Isramco, Inc. (a)(b)                                   299               24,428
Kosmos Energy Ltd. (a)                              21,898              127,446
Laredo Petroleum, Inc. (a)(b)                       18,495              146,665
Magellan Petroleum Corp. (a)                         3,259                3,454
Matador Resources Co. (a)                           11,961              226,781
Memorial Resource Development Corp. (a)             14,621              148,842
Nabors Industries Ltd.                              42,757              393,364
Northern Oil and Gas, Inc. (a)(b)                    8,538               34,067
Oasis Petroleum, Inc. (a)                           26,353              191,850
Pacific Ethanol, Inc. (a)                            3,564               16,679
Panhandle Oil and Gas, Inc.                          3,171               54,890
Parsley Energy, Inc., Class A (a)                   16,668              376,697
PBF Energy, Inc., Class A                           14,864              493,485
PDC Energy, Inc. (a)                                 6,819              405,390
PetroQuest Energy, Inc. (a)                         11,732                7,108
Pioneer Energy Services Corp. (a)                   10,165               22,363
QEP Resources, Inc.                                 28,652              404,280
Resolute Energy Corp. (a)                           26,413               13,471
Rex Energy Corp. (a)(b)                              7,757                5,960
Ring Energy, Inc. (a)                                4,792               24,200
RSP Permian, Inc. (a)                               11,114              322,751
Sanchez Energy Corp. (a)                             8,884               48,773
SemGroup Corp., Class A                              6,506              145,734
SM Energy Co.                                       10,043              188,206
Stone Energy Corp. (a)                               8,544                6,750
Syntroleum Corp. (a)                                 2,214                   --
Targa Resources Corp.                               24,424              729,301
Torchlight Energy Resources, Inc. (a)(b)             5,009                3,557
Trecora Resources (a)                                2,960               28,475
Triangle Petroleum Corp. (a)(b)                     11,728                6,360
Ultra Petroleum Corp. (a)                           23,153               11,530
VAALCO Energy, Inc. (a)                             10,701               10,059
W&T Offshore, Inc. (a)(b)                            5,629               12,327
Warren Resources, Inc. (a)                          25,482                4,347
Western Refining, Inc.                              10,390              302,245
Whiting Petroleum Corp. (a)                         30,214              241,108
WPX Energy, Inc. (a)                                34,447              240,784
Zion Oil & Gas, Inc. (a)                            14,230               25,045
                                                                  -------------
                                                                     11,140,491
-------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 1.3%
Archrock, Inc.                                      10,345               82,760
Atwood Oceanics, Inc.                                8,556               78,459
Basic Energy Services, Inc. (a)(b)                   7,015               19,361
Bristow Group, Inc.                                  5,197               98,327
CARBO Ceramics, Inc. (b)                             2,969               42,160
Chart Industries, Inc. (a)                           4,432               96,263
Core Laboratories NV                                 6,288              706,834
Dakota Plains Holdings, Inc. (a)                    17,287                1,573
Dril-Quip, Inc. (a)                                  5,798              351,127
Ensco PLC, Class A                                  35,413              367,233
Exterran Corp. (a)                                   5,172               79,959
Flotek Industries, Inc. (a)                          8,081               59,234
Forum Energy Technologies, Inc. (a)                 10,079              133,043
Frank's International NV                             5,565               91,711
Geospace Technologies Corp. (a)                      2,032               25,075
Glori Energy, Inc. (a)                               7,230                1,432
Gulf Island Fabrication, Inc.                        2,513               19,727
Gulfmark Offshore, Inc., Class A (a)                 4,514               27,851
Helix Energy Solutions Group, Inc. (a)              14,959               83,770
Hornbeck Offshore Services, Inc. (a)                 5,026               49,908
ION Geophysical Corp. (a)                            1,418               11,457
Key Energy Services, Inc. (a)                       21,036                7,771
Matrix Service Co. (a)                               4,118               72,889
McDermott International, Inc. (a)                   35,472              145,080
Mitcham Industries, Inc. (a)                         4,047               12,384
MRC Global, Inc. (a)                                15,474              203,328
Natural Gas Services Group, Inc. (a)                 2,730               59,050
Newpark Resources, Inc. (a)                         13,319               57,538
Noble Corp. PLC                                     35,223              364,558
NOW, Inc. (a)                                       16,086              285,044
Oceaneering International, Inc.                     14,456              480,517
OGE Energy Corp.                                    30,032              859,816
Oil States International, Inc. (a)                   7,588              239,174
Par Pacific Holdings, Inc. (a)                       3,939               73,896
Parker Drilling Co. (a)                             19,733               41,834
Patterson-UTI Energy, Inc.                          21,569              380,046
PHI, Inc. (a)                                        1,452               27,428
Rowan Cos. PLC, Class A                             18,179              292,682
RPC, Inc.                                            9,161              129,903
SEACOR Holdings, Inc. (a)                            2,530              137,758
Seventy Seven Energy, Inc. (a)                      11,269                6,537
Superior Energy Services, Inc.                      22,046              295,196
Tesco Corp.                                          6,257               53,873
TETRA Technologies, Inc. (a)                        12,273               77,934
Tidewater, Inc.                                      6,879               46,984
Unit Corp. (a)                                       7,562               66,621
Weatherford International PLC (a)                  132,004            1,026,991

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   17

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONTINUED)
Willbros Group, Inc. (a)                             9,067        $      19,313
                                                                  -------------
                                                                      7,891,409
-------------------------------------------------------------------------------
PERSONAL GOODS -- 1.2%
Avon Products, Inc.                                 62,759              301,871
Carter's, Inc.                                       7,990              841,986
Cherokee, Inc. (a)                                   1,956               34,797
Columbia Sportswear Co.                              4,523              271,787
Coty, Inc., Class A (b)                             12,349              343,673
Crocs, Inc. (a)                                     11,409              109,755
Culp, Inc.                                           1,628               42,686
Deckers Outdoor Corp. (a)                            4,841              290,024
Elizabeth Arden, Inc. (a)(b)                         4,198               34,382
Fossil Group, Inc. (a)                               6,075              269,851
G-III Apparel Group Ltd. (a)                         5,912              289,038
Helen of Troy Ltd. (a)                               4,169              432,284
Iconix Brand Group, Inc. (a)                         7,394               59,522
Inter Parfums, Inc.                                  2,513               77,652
Kate Spade & Co. (a)                                19,026              485,544
Lakeland Industries, Inc. (a)                        2,101               25,779
lululemon athletica, Inc. (a)                       16,867            1,142,065
Movado Group, Inc.                                   2,476               68,164
Nu Skin Enterprises, Inc., Class A                   8,367              320,038
Orchids Paper Products Co.                           1,530               42,090
Oxford Industries, Inc.                              2,185              146,898
Perry Ellis International, Inc. (a)                  2,072               38,146
Revlon, Inc., Class A (a)                            1,899               69,143
Rocky Brands, Inc.                                   1,306               16,638
Sequential Brands Group, Inc. (a)                    4,739               30,282
Skechers U.S.A., Inc., Class A (a)                  19,809              603,184
Steven Madden Ltd. (a)                               8,495              314,655
Tumi Holdings, Inc. (a)                              8,676              232,690
Unifi, Inc. (a)                                      2,485               56,931
Vera Bradley, Inc. (a)                               3,075               62,545
Vince Holding Corp. (a)                              2,265               14,337
Weyco Group, Inc.                                    1,357               36,123
Wolverine World Wide, Inc.                          15,101              278,160
                                                                  -------------
                                                                      7,382,720
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 5.0%
ACADIA Pharmaceuticals, Inc. (a)                    13,397              374,580
Accelerate Diagnostics, Inc. (a)(b)                  3,723               53,500
Acceleron Pharma, Inc. (a)                           5,084              134,167
AcelRx Pharmaceuticals, Inc. (a)                     6,998               21,554
Achillion Pharmaceuticals, Inc. (a)                 17,165              132,514
Aclaris Therapeutics, Inc. (a)                         273                5,173
Acorda Therapeutics, Inc. (a)                        6,291              166,397
Acura Pharmaceuticals, Inc. (a)                      3,204                9,067
Adamas Pharmaceuticals, Inc. (a)                     2,439               35,268
Adamis Pharmaceuticals Corp. (a)(b)                  4,970               30,466
Aduro Biotech, Inc. (a)                                520                6,661
Advaxis, Inc. (a)(b)                                 4,185               37,791
Aegerion Pharmaceuticals, Inc. (a)                   4,608               17,050
Aerie Pharmaceuticals, Inc. (a)                      4,225               51,376
Affymetrix, Inc. (a)                                11,994              168,036
Agenus, Inc. (a)                                    11,520               47,923
Agios Pharmaceuticals, Inc. (a)                      3,858              156,635
Aimmune Therapeutics, Inc. (a)                         856               11,607
Akebia Therapeutics, Inc. (a)                        5,628               50,708
Akorn, Inc. (a)                                     12,104              284,807
Albany Molecular Research, Inc. (a)                  4,097               62,643
Alder Biopharmaceuticals, Inc. (a)                   3,889               95,242
Aldeyra Therapeutics, Inc. (a)                       2,978               12,478
Alimera Sciences, Inc. (a)(b)                        7,469               13,071
Alkermes PLC (a)                                    22,579              771,976
Alnylam Pharmaceuticals, Inc. (a)                   11,123              698,191
AMAG Pharmaceuticals, Inc. (a)                       5,495              128,583
Amicus Therapeutics, Inc. (a)                       17,896              151,221
Amphastar Pharmaceuticals, Inc. (a)                  5,565               66,780
Ampio Pharmaceuticals, Inc. (a)(b)                   8,902               20,029
Anacor Pharmaceuticals, Inc. (a)                     6,452              344,859
Anavex Life Sciences Corp. (a)                       3,648               17,875
ANI Pharmaceuticals, Inc. (a)                        1,215               40,897
Anthera Pharmaceuticals, Inc. (a)                    5,522               19,990
Applied Genetic Technologies Corp. (a)               2,151               30,071
Apricus Biosciences, Inc. (a)(b)                    12,376                7,190
Aquinox Pharmaceuticals, Inc. (a)                      895                7,894
Aratana Therapeutics, Inc. (a)                       4,787               26,424
Arena Pharmaceuticals, Inc. (a)                     36,143               71,202
Ariad Pharmaceuticals, Inc. (a)                     28,457              181,840
ArQule, Inc. (a)                                    14,883               23,813
Array BioPharma, Inc. (a)                           20,224               59,661
Arrowhead Research Corp. (a)(b)                      9,457               45,583
Assembly Biosciences, Inc. (a)                       2,704               13,574
Atara Biotherapeutics, Inc. (a)                      2,508               47,727
Athersys, Inc. (a)(b)                               16,987               38,221
Avalanche Biotechnologies, Inc. (a)                  2,724               14,083
AVEO Pharmaceuticals, Inc. (a)                      13,305               12,241
Bio-Path Holdings, Inc. (a)                         16,724               43,315
Bio-Techne Corp.                                     5,650              534,038
BioCryst Pharmaceuticals, Inc. (a)                  10,728               30,360
BioDelivery Sciences International, Inc. (a)(b)      8,009               25,869
BioMarin Pharmaceutical, Inc. (a)                   24,231            1,998,573
Biospecifics Technologies Corp. (a)                    943               32,835
Biota Pharmaceuticals, Inc. (a)                      9,180               13,770
Biotime, Inc. (a)(b)                                 9,573               27,475
Bluebird Bio, Inc. (a)                               5,386              228,905
Calithera Biosciences, Inc. (a)(b)                   2,540               14,427
Capricor Therapeutics, Inc. (a)                      1,665                4,229
Cara Therapeutics, Inc. (a)                          1,704               10,599

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   18

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Carbylan Therapeutics, Inc. (a)                      3,615        $       2,326
CASI Pharmaceuticals, Inc. (a)                       7,740                8,204
Catalent, Inc. (a)                                  14,925              398,050
Catalyst Pharmaceutical, Inc. (a)                   12,442               14,557
CEL-SCI Corp. (a)                                   21,543               11,413
Celator Pharmaceuticals, Inc. (a)                    3,216               35,472
Celldex Therapeutics, Inc. (a)                      14,541               54,965
Cellular Biomedicine Group, Inc. (a)(b)              1,597               29,784
Cempra, Inc. (a)                                     6,547              114,703
Cerus Corp. (a)                                     15,994               94,844
Charles River Laboratories
  International, Inc. (a)                            7,089              538,339
Chiasma, Inc. (a)                                      321                2,940
Chimerix, Inc. (a)                                   6,230               31,835
Cleveland BioLabs, Inc. (a)(b)                       2,800                7,084
Clovis Oncology, Inc. (a)                            4,926               94,579
Coherus Biosciences, Inc. (a)                        1,824               38,724
Collegium Pharmaceutical, Inc. (a)                   1,959               35,556
Concert Pharmaceuticals, Inc. (a)                    2,663               36,377
ContraVir Pharmaceuticals, Inc. (a)(b)               5,453                6,598
Corbus Pharmaceuticals Holdings, Inc. (a)            6,152               11,135
Corcept Therapeutics, Inc. (a)                      12,029               56,296
CorMedix, Inc. (a)(b)                                7,588               20,108
CTI BioPharma Corp. (a)                             26,414               14,036
Cumberland Pharmaceuticals, Inc. (a)                 4,500               20,205
Curis, Inc. (a)                                     19,155               30,840
Cytokinetics, Inc. (a)                               6,535               46,072
CytomX Therapeutics, Inc. (a)                          374                4,825
Cytori Therapeutics, Inc. (a)                       38,917                8,293
CytRx Corp. (a)(b)                                   9,758               26,151
Depomed, Inc. (a)                                    9,157              127,557
Dermira, Inc. (a)                                    2,843               58,793
Dicerna Pharmaceuticals, Inc. (a)                    2,670               14,311
Discovery Laboratories, Inc. (a)                     2,806                4,630
Durect Corp. (a)                                    19,556               26,401
Dyax Corp.                                          21,860               24,265
Dynavax Technologies Corp. (a)                       6,009              115,613
Eagle Pharmaceuticals, Inc. (a)                      1,453               58,846
Edge Therapeutics, Inc. (a)                            477                4,365
Editas Medicine, Inc. (a)                              911               31,466
Egalet Corp. (a)                                       613                4,205
Eiger Biopharmaceuticals, Inc. (a)                     305                5,114
Emergent Biosolutions, Inc. (a)                      4,498              163,502
Enanta Pharmaceuticals, Inc. (a)                     2,059               60,473
Endocyte, Inc. (a)                                   7,477               23,179
Enzo Biochem, Inc. (a)                               8,028               36,527
Epizyme, Inc. (a)                                    6,286               76,186
Esperion Therapeutics, Inc. (a)                      2,194               37,101
Exact Sciences Corp. (a)                            14,395               97,022
Exelixis, Inc. (a)                                  30,516              122,064
Fate Therapeutics, Inc. (a)                          4,030                7,254
Fibrocell Science, Inc. (a)                          4,586               11,465
FibroGen, Inc. (a)                                   7,203              153,352
Five Prime Therapeutics, Inc. (a)                    3,699              150,290
Flex Pharma, Inc. (a)                                  493                5,408
Flexion Therapeutics, Inc. (a)                       1,752               16,118
Fortress Biotech, Inc. (a)(b)                        6,807               21,102
Foundation Medicine, Inc. (a)                        2,028               36,869
Galena Biopharma, Inc. (a)(b)                       27,712               37,688
Genocea Biosciences, Inc. (a)                        3,917               30,318
Genomic Health, Inc. (a)                             2,857               70,768
GenVec, Inc. (a)                                     8,267                6,666
Geron Corp. (a)                                     25,126               73,368
Global Blood Therapeutics, Inc. (a)                  1,338               21,221
GTx, Inc. (a)                                       17,845                8,922
Halozyme Therapeutics, Inc. (a)                     16,253              153,916
Harvard Bioscience, Inc. (a)                         6,840               20,657
Heat Biologics, Inc. (a)(b)                          2,991                2,074
Hemispherx Biopharma, Inc. (a)                      68,726                9,147
Heron Therapeutics, Inc. (a)(b)                      4,649               88,284
Histogenics Corp. (a)(b)                             1,354                3,101
Horizon Pharma PLC (a)                              21,184              351,019
iBio, Inc. (a)                                      21,015               11,983
Idera Pharmaceuticals, Inc. (a)(b)                  15,546               30,781
Ignyta, Inc. (a)                                     3,804               25,753
Immune Design Corp. (a)                              1,494               19,422
ImmunoGen, Inc. (a)                                 12,865              109,610
Immunomedics, Inc. (a)                              17,696               44,240
Impax Laboratories, Inc. (a)                         9,869              316,005
INC Research Holdings, Inc., Class A (a)             4,866              200,528
Incyte Corp. (a)                                    25,424            1,842,477
Infinity Pharmaceuticals, Inc. (a)                   7,013               36,959
Innoviva, Inc. (b)                                  12,381              155,877
Inotek Pharmaceuticals Corp. (a)                     1,292                9,561
Inovio Pharmaceuticals, Inc. (a)(b)                 10,866               94,643
Insmed, Inc. (a)                                     9,141              115,816
Insys Therapeutics, Inc. (a)(b)                      3,557               56,876
Intercept Pharmaceuticals, Inc. (a)                  2,543              326,699
Intrexon Corp. (a)(b)                                7,312              247,804
Invitae Corp. (a)(b)                                 1,860               19,028
InVivo Therapeutics Holdings Corp. (a)(b)            5,769               40,268
Ionis Pharmaceuticals, Inc. (a)                     18,154              735,237
Ironwood Pharmaceuticals, Inc. (a)                  19,090              208,845
IsoRay, Inc. (a)                                    15,938               14,344
Jazz Pharmaceuticals PLC (a)                         9,248            1,207,326
Juniper Pharmaceuticals, Inc. (a)                    2,517               16,637
Karyopharm Therapeutics, Inc. (a)                    3,090               27,563
KemPharm, Inc. (a)                                     384                5,568

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   19

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Keryx Biopharmaceuticals, Inc. (a)(b)               16,183        $      75,575
Kite Pharma, Inc. (a)                                6,397              293,686
La Jolla Pharmaceutical Co. (a)                      2,049               42,845
Lannett Co., Inc. (a)                                4,175               74,858
Lexicon Pharmaceuticals, Inc. (a)                    6,848               81,834
Ligand Pharmaceuticals, Inc., Class B (a)            2,712              290,428
Lion Biotechnologies, Inc. (a)                       7,492               38,059
Loxo Oncology, Inc. (a)                              1,133               30,976
Luminex Corp. (a)                                    5,868              113,839
MacroGenics, Inc. (a)                                4,547               85,256
MannKind Corp. (a)(b)                               39,844               64,149
Mast Therapeutics, Inc. (a)(b)                      15,428                4,227
Medgenics, Inc. (a)                                  4,609               20,280
Medicines Co. (a)                                   10,582              336,190
MediciNova, Inc. (a)(b)                              4,864               35,702
Medivation, Inc. (a)                                24,662            1,133,959
MEI Pharma, Inc. (a)                                 8,459               10,658
Merrimack Pharmaceuticals, Inc. (a)(b)              15,780              132,079
MiMedx Group, Inc. (a)                              15,260              133,372
Minerva Neurosciences, Inc. (a)(b)                   1,890               11,605
Mirati Therapeutics, Inc. (a)                        1,760               37,664
Momenta Pharmaceuticals, Inc. (a)                    9,395               86,810
Myriad Genetics, Inc. (a)                           10,099              378,006
NanoString Technologies, Inc. (a)                    2,146               32,662
NantKwest, Inc. (a)(b)                                 344                2,828
Nektar Therapeutics (a)                             20,082              276,127
Neothetics, Inc. (a)(b)                              1,616                  986
Neuralstem, Inc. (a)                                17,361               13,021
Neurocrine Biosciences, Inc. (a)                    11,665              461,351
NewLink Genetics Corp. (a)                           3,137               57,093
Northwest Biotherapeutics, Inc. (a)(b)               7,566               11,046
Novavax, Inc. (a)                                   39,656              204,625
Omeros Corp. (a)(b)                                  5,409               82,974
Oncocyte Corp. (a)                                     477                2,199
OncoMed Pharmaceuticals, Inc. (a)                    2,147               21,706
Oncothyreon, Inc. (a)                               15,224               19,334
Ophthotech Corp. (a)                                 4,138              174,913
OPKO Health, Inc. (a)(b)                            47,499              493,515
Orexigen Therapeutics, Inc. (a)                     18,080               10,174
Organovo Holdings, Inc. (a)(b)                      12,913               28,021
Osiris Therapeutics, Inc. (a)                        2,766               15,794
Otonomy, Inc. (a)                                    2,684               40,045
OvaScience, Inc. (a)(b)                              3,839               36,432
Pacific Biosciences of California, Inc. (a)          9,227               78,429
Pacira Pharmaceuticals, Inc. (a)                     5,481              290,383
Pain Therapeutics, Inc. (a)                          8,736               19,481
Palatin Technologies, Inc. (a)                      23,498               12,689
Paratek Pharmaceuticals, Inc. (a)                      841               12,758
PDL BioPharma, Inc.                                 23,556               78,441
Peregrine Pharmaceuticals, Inc. (a)                 35,720               15,020
Pernix Therapeutics Holdings (a)                     7,631                8,013
Pfenex, Inc. (a)                                     2,551               25,076
PharmAthene, Inc. (a)                               14,512               27,428
Portola Pharmaceuticals, Inc. (a)                    8,510              173,604
PRA Health Sciences, Inc. (a)                        3,027              129,435
Prestige Brands Holdings, Inc. (a)                   7,922              422,956
Progenics Pharmaceuticals, Inc. (a)                 10,933               47,668
Proteon Therapeutics, Inc. (a)                       1,374               10,635
Prothena Corp. PLC (a)                               4,746              195,345
Provectus Biopharmaceuticals, Inc. (a)              14,312                5,413
pSivida Corp. (a)                                    6,822               18,283
PTC Therapeutics, Inc. (a)                           4,711               30,339
Puma Biotechnology, Inc. (a)                         3,236               95,041
Quintiles Transnational Holdings, Inc. (a)          14,492              943,429
Radius Health, Inc. (a)                              5,022              157,892
Raptor Pharmaceutical Corp. (a)                     13,164               60,554
Recro Pharma, Inc. (a)                               1,103                6,585
REGENXBIO, Inc. (a)                                    450                4,860
Regulus Therapeutics, Inc. (a)                       4,368               30,270
Relypsa, Inc. (a)                                    4,515               61,178
Rennova Health, Inc. (a)                               782                  594
Repligen Corp. (a)                                   5,025              134,770
Repros Therapeutics, Inc. (a)                        4,528                4,392
Retrophin, Inc. (a)                                  4,674               63,847
Revance Therapeutics, Inc. (a)                       2,714               47,386
Rexahn Pharmaceuticals, Inc. (a)                    44,878               14,814
Rigel Pharmaceuticals, Inc. (a)                     16,778               34,898
Sage Therapeutics, Inc. (a)                          2,623               84,093
Sagent Pharmaceuticals, Inc. (a)                     3,816               46,441
Sangamo Biosciences, Inc. (a)                       10,912               66,018
Sarepta Therapeutics, Inc. (a)(b)                    5,742              112,084
Sciclone Pharmaceuticals, Inc. (a)                   8,444               92,884
Seattle Genetics, Inc. (a)                          16,241              569,897
Sequenom, Inc. (a)(b)                               22,329               31,484
Seres Therapeutics, Inc. (a)                           684               18,167
Sorrento Therapeutics, Inc. (a)(b)                   3,786               20,369
Spectrum Pharmaceuticals, Inc. (a)                   9,945               63,250
StemCells, Inc. (a)                                 26,556                6,920
Stemline Therapeutics, Inc. (a)                      3,075               14,329
Sucampo Pharmaceuticals, Inc., Class A (a)           3,182               34,779
Sunesis Pharmaceuticals, Inc. (a)                   14,059                7,592
Supernus Pharmaceuticals, Inc. (a)                   5,391               82,213

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   20

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Synergy Pharmaceuticals, Inc. (a)                   14,106        $      38,933
Synta Pharmaceuticals Corp. (a)                     19,557                4,694
Synthetic Biologics, Inc. (a)(b)                    13,497               31,853
Teligent, Inc. (a)                                   6,994               34,271
Tenax Therapeutics, Inc. (a)(b)                      1,873                3,840
Tetraphase Pharmaceuticals, Inc. (a)                 6,125               28,359
TG Therapeutics, Inc. (a)                            6,103               51,998
TherapeuticsMD, Inc. (a)                            21,220              135,808
Theravance Biopharma, Inc. (a)(b)                    3,971               74,655
Threshold Pharmaceuticals, Inc. (a)                 10,962                5,043
Titan Pharmaceuticals, Inc. (a)(b)                   1,364                6,534
Tokai Pharmaceuticals, Inc. (a)(b)                   1,487                8,342
Tonix Pharmaceuticals Holding Corp. (a)              1,554                3,745
Tracon Pharmaceuticals, Inc. (a)                     1,428                9,982
Trevena, Inc. (a)                                    5,222               43,186
Trovagene, Inc. (a)(b)                               5,524               25,687
Trubion Pharmaceuticals, Inc.                        3,113                   --
Ultragenyx Pharmaceutical, Inc. (a)                  5,133              324,970
United Therapeutics Corp. (a)                        6,887              767,418
Vanda Pharmaceuticals, Inc. (a)                      6,494               54,290
Verastem, Inc. (a)                                   5,333                8,426
Versartis, Inc. (a)                                  3,367               27,003
Vical, Inc. (a)                                     29,769               11,640
Vitae Pharmaceuticals, Inc. (a)                      2,075               13,757
Vital Therapies, Inc. (a)                            3,761               34,112
Vivus, Inc. (a)(b)                                  17,507               24,510
Voyager Therapeutics, Inc. (a)                         286                2,497
WaVe Life Sciences Pte Ltd. (a)                        438                6,079
Xencor, Inc. (a)                                     5,212               69,945
XenoPort, Inc. (a)                                   9,305               41,966
XOMA Corp. (a)                                      21,795               16,848
ZIOPHARM Oncology, Inc. (a)(b)                      18,936              140,505
Zogenix, Inc. (a)                                    2,100               19,404
                                                                  -------------
                                                                     29,947,451
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 1.5%
AG Mortgage Investment Trust, Inc.                   5,690               74,368
Alexander & Baldwin, Inc.                            6,845              251,075
Altisource Portfolio Solutions SA (a)                1,818               43,905
American Realty Investors, Inc. (a)                  1,631                8,383
AV Homes, Inc. (a)                                   2,544               28,900
BBX Capital Corp., Class A (a)                         993               15,848
Black Knight Financial Services,
  Inc., Class A (a)                                  2,887               89,584
CareTrust REIT, Inc.                                 8,513              108,115
Chimera Investment Corp.                            28,664              389,544
Columbia Property Trust, Inc.                       18,995              417,700
Communications Sales & Leasing, Inc.                18,455              410,624
Consolidated-Tomoka Land Co.                         1,260               58,136
Dynex Capital, Inc.                                  8,841               58,793
Forest City Realty Trust, Inc., Class A             33,228              700,779
Forestar Group, Inc. (a)                             5,654               73,728
Gaming and Leisure Properties, Inc.                 14,345              443,547
Hannon Armstrong Sustainable
  Infrastructure Capital, Inc.                       5,400              103,788
HFF, Inc., Class A                                   5,216              143,596
Howard Hughes Corp. (a)                              5,306              561,852
InfraREIT, Inc.                                      3,898               66,461
Jones Lang LaSalle, Inc.                             6,780              795,430
Kennedy-Wilson Holdings, Inc.                       14,339              314,024
Marcus & Millichap, Inc. (a)                         2,234               56,721
Maui Land & Pineapple Co., Inc. (a)                  5,106               29,870
Monogram Residential Trust, Inc.                    26,236              258,687
Nationstar Mortgage Holdings, Inc. (a)               5,990               59,301
Paramount Group, Inc.                               25,617              408,591
QTS Realty Trust, Inc., Class A                      5,937              281,295
RE/MAX Holdings, Inc., Class A                       2,929              100,465
Realogy Holdings Corp. (a)                          22,355              807,239
Reis, Inc.                                           1,837               43,261
Rexford Industrial Realty, Inc.                      9,563              173,664
Select Income REIT                                   9,326              214,964
St. Joe Co. (a)                                     10,898              186,901
STORE Capital Corp.                                 15,427              399,251
Tejon Ranch Co. (a)                                  2,659               54,696
Xenia Hotels & Resorts, Inc.                        16,431              256,652
Zillow Group, Inc., Class A (a)(b)                   6,601              168,656
Zillow Group, Inc., Class C (a)(b)                  15,637              371,066
                                                                  -------------
                                                                      9,029,460
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 9.1%
Acadia Realty Trust                                 10,118              355,445
Agree Realty Corp.                                   3,375              129,836
Alexander's, Inc.                                      587              223,383
Alexandria Real Estate Equities, Inc.               10,779              979,703
Altisource Residential Corp.                         9,073              108,876
American Assets Trust, Inc.                          5,923              236,446
American Campus Communities, Inc.                   19,566              921,363
American Capital Agency Corp.                       51,617              961,625
American Capital Mortgage Investment Corp.           8,007              117,543
American Homes 4 Rent, Class A                      31,105              494,569
Annaly Capital Management, Inc.                    141,665            1,453,483
Anworth Mortgage Asset Corp.                        16,369               76,280

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   21

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Apollo Commercial Real Estate Finance, Inc.         10,045        $     163,733
Apollo Residential Mortgage, Inc.                    6,308               84,653
Apple Hospitality REIT, Inc. (b)                    24,383              483,027
Arbor Realty Trust, Inc.                             9,585               64,890
Arlington Asset Investment Corp.                     1,883               23,594
ARMOUR Residential REIT, Inc.                        7,113              153,143
Ashford Hospitality Prime, Inc.                      4,229               49,352
Ashford Hospitality Trust, Inc.                     13,385               85,396
Blackstone Mortgage Trust, Inc., Class A            13,669              367,149
Bluerock Residential Growth REIT, Inc.               5,543               60,308
Brandywine Realty Trust                             26,057              365,580
Brixmor Property Group, Inc.                        25,599              655,846
BRT Realty Trust (a)                                 3,601               25,027
Camden Property Trust                               12,927            1,087,031
Capstead Mortgage Corp.                             13,401              132,536
Care Capital Properties, Inc.                       13,061              350,557
CBL & Associates Properties, Inc.                   21,754              258,873
Cedar Realty Trust, Inc.                            12,109               87,548
Chatham Lodging Trust                                6,442              138,052
Chesapeake Lodging Trust                             8,980              237,611
CIM Commercial Trust Corp.                           2,792               50,256
Colony Capital, Inc., Class A                       16,809              281,887
Colony Starwood Homes                                6,388              158,103
Condor Hospitality Trust, Inc. (a)                     985                1,970
Coresite Realty Corp.                                4,664              326,527
Corporate Office Properties Trust                   13,663              358,517
Cousins Properties, Inc.                            30,507              316,663
CubeSmart                                           25,770              858,141
CyrusOne, Inc.                                       9,698              442,714
CYS Investments, Inc.                               22,334              181,799
DCT Industrial Trust, Inc.                          13,433              530,201
DDR Corp.                                           45,849              815,654
DiamondRock Hospitality Co.                         28,628              289,715
Digital Realty Trust, Inc.                          21,758            1,925,365
Douglas Emmett, Inc.                                21,078              634,659
Duke Realty Corp.                                   51,778            1,167,076
DuPont Fabros Technology, Inc.                       9,637              390,588
EastGroup Properties, Inc.                           4,658              281,203
Education Realty Trust, Inc.                         9,417              391,747
Empire State Realty Trust, Inc., Class A            18,394              322,447
EPR Properties                                       9,040              602,245
Equity Commonwealth (a)                             18,933              534,289
Equity Lifestyle Properties, Inc.                   11,946              868,833
Equity One, Inc.                                    13,460              385,764
FelCor Lodging Trust, Inc.                          19,873              161,369
First Industrial Realty Trust, Inc.                 16,146              367,160
First Potomac Realty Trust                           9,864               89,368
Franklin Street Properties Corp.                    13,397              142,142
Geo Group, Inc.                                     10,865              376,690
Getty Realty Corp.                                   4,972               98,595
Gladstone Commercial Corp.                           5,696               93,300
Global Net Lease, Inc. (b)                          24,902              213,161
Government Properties Income Trust                   8,160              145,656
Gramercy Property Trust                             64,138              541,966
Hatteras Financial Corp.                            12,951              185,199
Healthcare Realty Trust, Inc.                       15,200              469,528
Healthcare Trust of America, Inc., Class A          18,578              546,565
Hersha Hospitality Trust                             7,268              155,099
Highwoods Properties, Inc.                          14,290              683,205
Hospitality Properties Trust                        22,162              588,623
Hudson Pacific Properties, Inc.                     11,048              319,508
Independence Realty Trust, Inc.                      7,288               51,891
Invesco Mortgage Capital, Inc.                      17,973              218,911
Investors Real Estate Trust                         19,805              143,784
iStar, Inc. (a)                                     13,163              127,155
Kilroy Realty Corp.                                 13,909              860,550
Kite Realty Group Trust                             12,411              343,909
LaSalle Hotel Properties                            17,528              443,634
Lexington Realty Trust                              31,494              270,848
Liberty Property Trust                              21,777              728,658
LTC Properties, Inc.                                 5,446              246,377
Mack-Cali Realty Corp.                              13,694              321,809
Medical Properties Trust, Inc.                      34,243              444,474
MFA Financial, Inc.                                 57,166              391,587
Mid-America Apartment Communities, Inc.             11,286            1,153,542
Monmouth Real Estate Investment Corp., Class A      10,718              127,437
National Health Investors, Inc.                      5,116              340,316
National Retail Properties, Inc.                    20,344              939,893
National Storage Affiliates Trust                    4,267               90,460
New Residential Investment Corp.                    34,896              405,840
New Senior Investment Group, Inc.                   13,583              139,905
New York Mortgage Trust, Inc.                       18,994               90,032
New York REIT, Inc.                                 25,678              259,348
Newcastle Investment Corp.                          11,272               48,808
NorthStar Realty Europe Corp.                       10,974              127,298
NorthStar Realty Finance Corp.                      29,086              381,608
Omega Healthcare Investors, Inc.                    24,620              869,086
One Liberty Properties, Inc.                         3,476               77,897
Parkway Properties, Inc.                            12,106              189,580
Pebblebrook Hotel Trust                             10,510              305,526
Pennsylvania Real Estate Investment Trust           10,348              226,104
PennyMac Mortgage Investment Trust (c)              10,450              142,538
Physicians Realty Trust                             16,671              309,747
Piedmont Office Realty Trust, Inc., Class A         21,034              427,201
Post Properties, Inc.                                8,146              486,642

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   22

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Potlatch Corp.                                       6,073        $     191,299
Preferred Apartment Communities, Inc.                4,287               54,359
PS Business Parks, Inc.                              2,790              280,423
RAIT Financial Trust                                12,466               39,143
Ramco-Gershenson Properties Trust                   12,330              222,310
Rayonier, Inc.                                      18,797              463,910
Redwood Trust, Inc.                                 12,292              160,779
Regency Centers Corp.                               14,003            1,048,125
Resource Capital Corp.                               5,570               62,663
Retail Opportunity Investments Corp.                14,615              294,054
Retail Properties of America, Inc., Class A         35,413              561,296
RLJ Lodging Trust                                   18,720              428,314
RMR Group, Inc., Class A (a)                         1,008               25,210
Rouse Properties, Inc.                               6,090              111,934
Sabra Health Care REIT, Inc.                         9,890              198,690
Saul Centers, Inc.                                   2,059              109,168
Senior Housing Properties Trust                     35,010              626,329
Seritage Growth Properties (b)                       2,843              142,065
Silver Bay Realty Trust Corp.                        6,204               92,129
Sovran Self Storage, Inc.                            5,715              674,084
Spirit Realty Capital, Inc.                         66,136              744,030
STAG Industrial, Inc.                               10,717              218,198
Starwood Property Trust, Inc.                       36,066              682,729
Summit Hotel Properties, Inc.                       12,562              150,367
Sun Communities, Inc.                                8,570              613,698
Sunstone Hotel Investors, Inc.                      31,374              439,236
Tanger Factory Outlet Centers, Inc.                 13,947              507,531
Taubman Centers, Inc.                                9,078              646,626
Terreno Realty Corp.                                 7,115              166,847
Tier REIT, Inc.                                      7,404               99,510
Two Harbors Investment Corp.                        54,500              432,730
UMH Properties, Inc.                                 6,889               68,339
United Development Funding IV (b)                    6,320               20,224
Universal Health Realty Income Trust                 1,725               97,031
Urban Edge Properties                               14,359              371,037
Urstadt Biddle Properties, Inc., Class A             3,630               76,048
VEREIT, Inc.                                       137,005            1,215,234
Walter Investment Management Corp. (a)               5,793               44,259
Washington Real Estate Investment Trust              9,975              291,370
Weingarten Realty Investors                         17,240              646,845
Western Asset Mortgage Capital Corp.                 7,954               79,938
WP Carey, Inc.                                      14,708              915,426
WP Glimcher, Inc.                                   27,493              260,909
                                                                  -------------
                                                                     54,532,796
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 6.9%
2U, Inc. (a)                                         4,418               99,847
A10 Networks, Inc. (a)                               6,913               40,925
ACI Worldwide, Inc. (a)                             17,713              368,253
Actua Corp. (a)                                      6,343               57,404
Allscripts Healthcare Solutions, Inc. (a)           28,232              372,945
American Software, Inc., Class A                     5,062               45,558
Angie's List, Inc. (a)                               7,272               58,685
ANSYS, Inc. (a)                                     13,241            1,184,540
Arista Networks, Inc. (a)                            5,223              329,571
Aspen Technology, Inc. (a)                          12,618              455,888
Athenahealth, Inc. (a)                               5,889              817,275
Barracuda Networks, Inc. (a)                         3,575               55,055
Benefitfocus, Inc. (a)                               1,942               64,766
Blackbaud, Inc.                                      6,883              432,872
Blucora, Inc. (a)                                    6,758               34,871
Boingo Wireless, Inc. (a)                            5,309               40,985
Bottomline Technologies, Inc. (a)                    6,070              185,074
Box, Inc., Class A (a)(b)                            5,636               69,097
Brightcove, Inc. (a)                                 5,883               36,710
BroadSoft, Inc. (a)                                  4,650              187,628
CACI International, Inc., Class A (a)                3,542              377,931
Cadence Design Systems, Inc. (a)                    44,902            1,058,789
Calix, Inc. (a)                                      7,426               52,650
Callidus Software, Inc. (a)                          9,011              150,304
Castlight Health, Inc. (a)                           9,141               30,440
CDW Corp.                                           22,527              934,871
ChannelAdvisor Corp. (a)                             3,748               42,165
Ciber, Inc. (a)                                     11,476               24,214
Cogent Communications Group, Inc.                    6,326              246,904
CommVault Systems, Inc. (a)                          6,399              276,245
Computer Programs & Systems, Inc.                    1,686               87,874
Computer Sciences Corp.                             20,994              721,984
Computer Task Group, Inc.                            2,432               12,428
Cornerstone OnDemand, Inc. (a)                       7,517              246,332
Covisint Corp. (a)                                   8,788               17,576
CSG Systems International, Inc.                      4,927              222,503
Cvent, Inc. (a)                                      3,881               83,053
Datalink Corp. (a)                                   3,557               32,511
Demandware, Inc. (a)                                 5,110              199,801
Determine, Inc. (a)                                  2,985                5,522
DeVry Education Group, Inc.                          7,969              137,625
Digimarc Corp. (a)(b)                                1,549               46,935
DST Systems, Inc.                                    4,853              547,273
Ebix, Inc.                                           3,961              161,569
eGain Corp. (a)                                      1,227                4,356
Ellie Mae, Inc. (a)                                  4,520              409,693

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   23

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Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Endurance International Group
   Holdings, Inc. (a)                                9,536        $     100,414
Envestnet, Inc. (a)                                  5,451              148,267
EPAM Systems, Inc. (a)                               6,180              461,461
EPIQ Systems, Inc.                                   5,356               80,447
Evolving Systems, Inc.                               2,275               13,059
Fair Isaac Corp.                                     4,603              488,332
FalconStor Software, Inc. (a)                       12,659               16,963
FireEye, Inc. (a)                                   21,090              379,409
Five9, Inc. (a)                                      3,880               34,493
Forrester Research, Inc.                             1,630               54,784
Fortinet, Inc. (a)                                  21,569              660,658
Gartner, Inc. (a)                                   12,533            1,119,824
Gigamon, Inc. (a)                                    4,348              134,875
GoDaddy, Inc., Class A (a)                           3,371              108,984
Gogo, Inc. (a)                                       7,304               80,417
GSE Systems, Inc. (a)                                5,963               16,160
Guidance Software, Inc. (a)                          4,351               18,709
Guidewire Software, Inc. (a)                        10,574              576,072
Hackett Group, Inc.                                  4,211               63,670
Hortonworks, Inc. (a)                                2,556               28,883
HubSpot, Inc. (a)                                    1,623               70,795
IAC/InterActiveCorp                                 11,345              534,123
Immersion Corp. (a)                                  5,072               41,895
IMS Health Holdings, Inc. (a)                       21,740              577,197
Infoblox, Inc. (a)                                   8,169              139,690
Innodata, Inc. (a)                                   6,741               15,235
Interactive Intelligence Group, Inc. (a)             2,898              105,545
Internap Corp. (a)                                   9,211               25,146
IntraLinks Holdings, Inc. (a)                        6,886               54,262
j2 Global, Inc.                                      6,782              417,636
Jive Software, Inc. (a)                              9,460               35,759
KEYW Holding Corp. (a)(b)                            6,373               42,317
Leidos Holdings, Inc.                                9,689              487,551
Limelight Networks, Inc. (a)                        11,498               20,811
LivePerson, Inc. (a)                                 8,346               48,824
LogMeIn, Inc. (a)                                    3,829              193,211
LookSmart Group, Inc. (a)                            6,321                  791
Manhattan Associates, Inc. (a)                      10,859              617,551
Marketo, Inc. (a)                                    5,810              113,702
Mastech Holdings, Inc. (a)                           1,020                7,364
Match Group, Inc. (a)(b)                             5,754               63,639
Medidata Solutions, Inc. (a)                         8,309              321,641
MeetMe, Inc. (a)                                     2,854                8,105
Mentor Graphics Corp.                               14,365              292,040
MicroStrategy, Inc., Class A (a)                     1,413              253,944
MobileIron, Inc. (a)                                 8,172               36,937
Model N, Inc. (a)                                    4,111               44,275
Monotype Imaging Holdings, Inc.                      6,127              146,558
Netscout Systems, Inc. (a)                          14,675              337,085
NetSuite, Inc. (a)                                   5,625              385,256
New Relic, Inc. (a)                                  2,948               76,884
NIC, Inc.                                            9,058              163,316
Nuance Communications, Inc. (a)                     36,840              688,540
OPOWER, Inc. (a)(b)                                  4,259               29,004
Palo Alto Networks, Inc. (a)                        11,002            1,794,866
Paycom Software, Inc. (a)                            5,627              200,321
PC-Tel, Inc.                                         4,538               21,692
PDF Solutions, Inc. (a)                              4,645               62,150
Pegasystems, Inc.                                    5,608              142,331
Perficient, Inc. (a)                                 5,910              128,365
Premier, Inc., Class A (a)                           6,675              222,678
Progress Software Corp. (a)                          7,757              187,099
Proofpoint, Inc. (a)                                 6,101              328,112
PROS Holdings, Inc. (a)                              4,092               48,245
PTC, Inc. (a)                                       16,936              561,598
Q2 Holdings, Inc. (a)                                3,374               81,111
QAD, Inc., Class A                                     906               19,253
QAD, Inc., Class B                                   1,021               18,174
QLIK Technologies, Inc. (a)                         13,774              398,344
Quality Systems, Inc.                                6,990              106,528
Qualys, Inc. (a)                                     3,823               96,760
Rackspace Hosting, Inc. (a)                         16,926              365,432
RealPage, Inc. (a)                                   7,873              164,073
Rightside Group Ltd. (a)                             2,809               22,612
RigNet, Inc. (a)                                     2,435               33,311
RingCentral, Inc., Class A (a)                       8,920              140,490
Rocket Fuel, Inc. (a)                                5,595               17,624
Rosetta Stone, Inc. (a)                              3,678               24,679
Rovi Corp. (a)                                      12,141              249,012
Science Applications International Corp.             6,113              326,067
SciQuest, Inc. (a)                                   4,688               65,069
ServiceNow, Inc. (a)                                22,483            1,375,510
Shutterstock, Inc. (a)(b)                            2,987              109,713
Silver Spring Networks, Inc. (a)                     5,785               85,329
Smith Micro Software, Inc. (a)                      12,346                7,284
SoftBrands, Inc. (a)                                   114                   --
Splunk, Inc. (a)                                    19,416              950,025
SPS Commerce, Inc. (a)                               2,618              112,417
Square, Inc., Class A (a)(b)                         4,661               71,220
SS&C Technologies Holdings, Inc.                    12,110              768,016
Support.com, Inc. (a)                               17,347               14,918
Synchronoss Technologies, Inc. (a)                   6,000              194,040
Synopsys, Inc. (a)                                  23,580            1,142,215
Syntel, Inc. (a)                                     4,722              235,769
Tableau Software, Inc., Class A (a)                  7,967              365,446
Tangoe, Inc. (a)                                     6,350               50,102
TeleNav, Inc. (a)                                    5,854               34,539
Textura Corp. (a)                                    3,469               64,627
Twitter, Inc. (a)                                   89,194            1,476,161
Tyler Technologies, Inc. (a)                         4,853              624,144
Ultimate Software Group, Inc. (a)                    4,299              831,857
Unisys Corp. (a)                                     7,423               57,157
United Online, Inc. (a)                              2,616               30,189

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   24

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Unwired Planet, Inc. (a)                             1,986        $      19,562
Vantiv, Inc., Class A (a)                           23,521            1,267,312
Varonis Systems, Inc. (a)                            2,808               51,246
VASCO Data Security International, Inc. (a)          4,683               72,118
Vectrus, Inc. (a)                                    1,852               42,133
Veeva Systems, Inc., Class A (a)                    12,547              314,177
Verint Systems, Inc. (a)                             9,128              304,693
VirnetX Holding Corp. (a)(b)                         6,877               31,565
Virtusa Corp. (a)                                    4,107              153,848
VMware, Inc., Class A (a)                           11,522              602,716
Voltari Corp. (a)(b)                                 1,272                5,012
Web.com Group, Inc. (a)                              8,012              158,798
Workday, Inc., Class A (a)                          16,600            1,275,544
Workiva, Inc. (a)                                    3,410               39,727
Xura, Inc. (a)                                       3,640               71,599
Zendesk, Inc. (a)                                    8,667              181,400
Zix Corp. (a)                                       10,588               41,611
Zynga, Inc., Class A (a)                           116,831              266,375
                                                                  -------------
                                                                     41,378,117
-------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.8%
ABM Industries, Inc.                                 8,987              290,370
Acacia Research Corp.                                8,239               31,226
Advisory Board Co. (a)                               6,250              201,562
AM Castle & Co. (a)(b)                               3,838               10,363
Amdocs Ltd.                                         23,085            1,394,796
AMN Healthcare Services, Inc. (a)                    7,153              240,412
Applied Industrial Technologies, Inc.                5,724              248,422
ARC Document Solutions, Inc. (a)                     6,901               31,054
Barnes Group, Inc.                                   7,338              257,050
Barrett Business Services, Inc.                      1,189               34,184
Bazaarvoice, Inc. (a)                               12,100               38,115
Black Box Corp.                                      2,668               35,938
Booz Allen Hamilton Holding Corp.                   17,265              522,784
Brink's Co.                                          7,067              237,381
Broadridge Financial Solutions, Inc.                17,839            1,058,031
Cardtronics, Inc. (a)                                6,774              243,796
Cartesian, Inc. (a)                                  2,116                4,295
Casella Waste Systems, Inc. (a)                      7,582               50,799
Cass Information Systems, Inc.                       1,314               68,788
CBIZ, Inc. (a)                                       7,954               80,256
CDI Corp.                                            1,891               11,875
CEB, Inc.                                            4,960              321,061
Cenveo, Inc. (a)                                    14,736                6,189
Clean Harbors, Inc. (a)                              7,847              387,171
Comfort Systems USA, Inc.                            5,684              180,581
Convergys Corp.                                     14,425              400,582
CoreLogic, Inc. (a)                                 13,014              451,586
Corrections Corp. of America                        17,287              554,048
CoStar Group, Inc. (a)                               4,952              931,818
CRA International, Inc. (a)                          1,964               38,573
Crawford & Co., Class B                              4,806               31,143
Cross Country Healthcare, Inc. (a)                   5,168               60,104
Deluxe Corp.                                         7,253              453,240
DHI Group, Inc. (a)                                  7,060               56,974
DigitalGlobe, Inc. (a)                               9,862              170,613
DXP Enterprises, Inc. (a)                            1,896               33,294
Ennis, Inc.                                          3,906               76,362
Essendant, Inc.                                      5,328              170,123
Euronet Worldwide, Inc. (a)                          7,608              563,829
Everi Holdings, Inc. (a)                            10,402               23,821
EVERTEC, Inc.                                       10,201              142,610
ExamWorks Group, Inc. (a)                            6,007              177,567
ExlService Holdings, Inc. (a)                        5,026              260,347
ExOne Co. (a)                                        1,784               23,442
Exponent, Inc.                                       3,885              198,174
First Data Corp., Class A (a)                       27,590              357,015
FleetCor Technologies, Inc. (a)                     11,639            1,731,301
Franklin Covey Co. (a)                               2,677               47,088
Frontline Capital Group (a)                            300                   --
FTI Consulting, Inc. (a)                             6,259              222,257
G&K Services, Inc., Class A                          2,985              218,651
Genpact Ltd. (a)                                    22,806              620,095
Global Payments, Inc.                               19,352            1,263,686
Global Power Equipment Group, Inc.                   4,236                8,472
GP Strategies Corp. (a)                              2,813               77,076
HD Supply Holdings, Inc. (a)                        27,167              898,413
Heartland Payment Systems, Inc.                      5,423              523,699
Heidrick & Struggles International, Inc.             2,753               65,246
Heritage-Crystal Clean, Inc. (a)                     3,226               32,066
Higher One Holdings, Inc. (a)                        7,183               28,086
Hudson Global, Inc.                                  7,493               17,758
Huron Consulting Group, Inc. (a)                     3,442              200,290
ICF International, Inc. (a)                          3,065              105,344
Imperva, Inc. (a)                                    4,008              202,404
InnerWorkings, Inc. (a)                              7,279               57,868
Inovalon Holdings, Inc. (a)                          7,229              133,881
Insperity, Inc.                                      2,802              144,947
Jack Henry & Associates, Inc.                       11,869            1,003,761
Kaman Corp.                                          3,995              170,547
Kelly Services, Inc., Class A                        4,059               77,608
Kforce, Inc.                                         3,944               77,223
Korn/Ferry International                             7,608              215,230
LifeLock, Inc. (a)                                  13,189              159,191
LinkedIn Corp., Class A (a)                         17,294            1,977,569
Lionbridge Technologies, Inc. (a)                   10,173               51,475
ManpowerGroup, Inc.                                 11,187              910,846
MAXIMUS, Inc.                                        9,617              506,239
McGrath RentCorp                                     3,244               81,359
Mistras Group, Inc. (a)                              2,701               66,904
Mobile Mini, Inc.                                    6,403              211,427

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   25

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES           VALUE
-------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
ModusLink Global Solutions, Inc. (a)                 9,568        $      14,065
Monster Worldwide, Inc. (a)                         14,709               47,951
MSC Industrial Direct Co., Inc., Class A             7,144              545,159
Navigant Consulting, Inc. (a)                        7,309              115,555
NeuStar, Inc., Class A (a)                           7,934              195,176
Odyssey Marine Exploration, Inc. (a)(b)              2,444               16,595
On Assignment, Inc. (a)                              7,077              261,283
Park-Ohio Holdings Corp.                             1,321               56,565
Perma-Fix Environmental Services (a)                 4,810               17,797
Planet Payment, Inc. (a)                             9,438               33,316
Power Solutions International, Inc. (a)(b)             815               11,247
PowerSecure International, Inc. (a)                  3,904               72,966
PRGX Global, Inc. (a)                                6,115               28,863
Quad/Graphics, Inc.                                  3,486               45,109
Quest Resource Holding Corp. (a)                    17,930                7,531
Resources Connection, Inc.                           5,694               88,599
RPX Corp. (a)                                        8,380               94,359
RR Donnelley & Sons Co.                             30,792              504,989
Schnitzer Steel Industries, Inc., Class A            4,015               74,037
ServiceSource International, Inc. (a)               10,518               44,807
Sharps Compliance Corp. (a)                          3,499               19,244
StarTek, Inc. (a)                                    3,340               14,028
Sykes Enterprises, Inc. (a)                          5,857              176,764
Team, Inc. (a)                                       4,703              142,877
TeleTech Holdings, Inc.                              2,549               70,760
Tetra Tech, Inc.                                     8,381              249,921
TransUnion (a)                                       4,578              126,399
TriNet Group, Inc. (a)                               6,322               90,721
TrueBlue, Inc. (a)                                   6,460              168,929
U.S. Ecology, Inc.                                   3,348              147,848
UniFirst Corp.                                       2,249              245,411
Universal Technical Institute, Inc.                  3,377               14,555
Viad Corp.                                           3,107               90,600
WageWorks, Inc. (a)                                  5,411              273,851
Waste Connections, Inc.                             18,434            1,190,652
WEX, Inc. (a)                                        5,676              473,151
                                                                  -------------
                                                                     29,041,451
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 4.2%
3D Systems Corp. (a)(b)                             15,956              246,839
ADTRAN, Inc.                                         7,492              151,488
Advanced Energy Industries, Inc. (a)                 6,210              216,046
Advanced Micro Devices, Inc. (a)                    94,030              267,985
Agilysys, Inc. (a)                                   3,119               31,845
Alliance Fiber Optic Products, Inc. (a)              2,288               33,840
Amkor Technology, Inc. (a)                          14,118               83,155
Amtech Systems, Inc. (a)                             2,148               13,941
Applied Micro Circuits Corp. (a)                    12,769               82,488
Applied Optoelectronics, Inc. (a)                    2,758               41,122
ARRIS International PLC (a)                         27,030              619,528
Atmel Corp.                                         64,599              524,544
Axcelis Technologies, Inc. (a)                      19,244               53,883
Brocade Communications Systems, Inc.                60,969              645,052
Brooks Automation, Inc.                              9,688              100,755
Cabot Microelectronics Corp.                         3,590              146,867
CalAmp Corp. (a)                                     5,908              105,930
Cavium, Inc. (a)                                     8,256              504,937
CEVA, Inc. (a)                                       3,467               78,008
Ciena Corp. (a)                                     19,544              371,727
Cirrus Logic, Inc. (a)                               9,403              342,363
Clearfield, Inc. (a)                                 2,370               38,086
Cohu, Inc.                                           4,081               48,482
CommScope Holding Co., Inc. (a)                     18,608              519,535
Comtech Telecommunications Corp.                     2,512               58,705
Concurrent Computer Corp.                            3,805               22,450
Cray, Inc. (a)                                       6,048              253,472
Cree, Inc. (a)                                      15,958              464,378
Cypress Semiconductor Corp.                         51,507              446,051
Dataram Corp. (a)                                      893                  657
Diebold, Inc.                                        9,376              271,060
Digi International, Inc. (a)                         4,719               44,500
Diodes, Inc. (a)                                     5,690              114,369
DSP Group, Inc. (a)                                  4,564               41,624
Dycom Industries, Inc. (a)                           4,935              319,146
EchoStar Corp., Class A (a)                          6,431              284,829
Electronics for Imaging, Inc. (a)                    7,109              301,351
Emcore Corp. (a)                                     4,624               23,120
Entegris, Inc. (a)                                  20,712              282,097
ePlus, Inc. (a)                                        966               77,773
Exar Corp. (a)                                       7,831               45,028
Extreme Networks, Inc. (a)                          15,559               48,388
Fairchild Semiconductor International, Inc. (a)     16,610              332,200
Finisar Corp. (a)                                   15,714              286,623
FormFactor, Inc. (a)                                 8,934               64,950
GigPeak, Inc. (a)                                    3,517                9,496
GSI Technology, Inc. (a)                             4,254               17,441
Harmonic, Inc. (a)                                  14,595               47,726
Hutchinson Technology, Inc. (a)                      7,004               25,635
ID Systems, Inc. (a)                                 3,541               15,368
Identiv, Inc. (a)                                    3,365                7,268
Infinera Corp. (a)                                  20,931              336,152
Ingram Micro, Inc., Class A                         22,858              820,831
Inphi Corp. (a)                                      5,391              179,736

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   26

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES           VALUE
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Insight Enterprises, Inc. (a)                        5,507        $     157,720
Integrated Device Technology, Inc. (a)              22,447              458,817
InterDigital, Inc.                                   5,293              294,555
Intersil Corp., Class A                             18,742              250,581
Intra-Cellular Therapies, Inc. (a)                   4,559              126,740
InvenSense, Inc. (a)                                12,074              101,422
Ixia (a)                                             9,113              113,548
IXYS Corp.                                           3,911               43,881
Kopin Corp. (a)                                     11,813               19,610
Kulicke & Soffa Industries, Inc. (a)                10,388              117,592
KVH Industries, Inc. (a)                             2,945               28,125
Lantronix, Inc. (a)                                  9,095                8,640
Lattice Semiconductor Corp. (a)                     17,195               97,668
Lexmark International, Inc., Class A                 8,961              299,566
Loral Space & Communications, Inc. (a)               1,784               62,672
LRAD Corp.                                           8,678               14,405
Lumentum Holdings, Inc. (a)                          7,236              195,155
Marvell Technology Group Ltd.                       72,188              744,258
Mattson Technology, Inc. (a)                        12,425               45,351
Maxim Integrated Products, Inc.                     42,897            1,577,752
MaxLinear, Inc., Class A (a)                         8,148              150,738
Mercury Systems, Inc. (a)                            5,217              105,905
Microsemi Corp. (a)                                 17,128              656,174
MKS Instruments, Inc.                                7,749              291,750
Monolithic Power Systems, Inc.                       5,291              336,719
MoSys, Inc. (a)                                     14,659                9,528
Nanometrics, Inc. (a)                                4,363               69,110
NCR Corp. (a)                                       18,586              556,279
Neonode, Inc. (a)                                    2,930                5,977
NeoPhotonics Corp. (a)                               4,199               58,954
NETGEAR, Inc. (a)                                    4,686              189,174
Nimble Storage, Inc. (a)                             7,733               60,627
Oclaro, Inc. (a)                                    16,359               88,339
ON Semiconductor Corp. (a)                          60,825              583,312
Optical Cable Corp.                                  1,750                4,288
PAR Technology Corp. (a)                             3,332               22,091
ParkerVision, Inc. (a)(b)                            1,706                5,340
PC Connection, Inc.                                  2,523               65,119
Pendrell Corp. (a)                                  28,997               15,368
Photronics, Inc. (a)                                 9,668              100,644
Pixelworks, Inc. (a)                                 5,286               11,576
Plantronics, Inc.                                    5,004              196,107
Polycom, Inc. (a)                                   19,912              222,019
Power Integrations, Inc.                             4,157              206,437
Pure Storage, Inc., Class A Class A (a)(b)           4,701               64,357
QLogic Corp. (a)                                    12,388              166,495
Quantum Corp. (a)                                   45,364               27,672
QuickLogic Corp. (a)                                 9,826               10,416
Qumu Corp. (a)                                       2,149                9,907
Rambus, Inc. (a)                                    17,314              238,067
Ruckus Wireless, Inc. (a)                           13,425              131,699
Rudolph Technologies, Inc. (a)                       5,365               73,286
ScanSource, Inc. (a)                                 4,115              166,164
Seachange International, Inc. (a)                    7,106               39,225
Semtech Corp. (a)                                    9,792              215,326
ShoreTel, Inc. (a)                                  10,755               80,017
Sigma Designs, Inc. (a)                              6,054               41,167
Silicon Graphics International Corp. (a)             5,817               41,417
Silicon Laboratories, Inc. (a)                       5,746              258,340
Sonic Foundry, Inc. (a)                              2,214               14,723
Sonus Networks, Inc. (a)                             8,411               63,335
SunEdison, Inc. (a)(b)                              46,408               25,070
SunEdison Semiconductor, Ltd. (a)                    6,099               39,522
Sunworks, Inc. (a)(b)                                4,851               13,437
Super Micro Computer, Inc. (a)                       5,471              186,452
Synaptics, Inc. (a)                                  5,402              430,755
SYNNEX Corp.                                         4,224              391,100
Systemax, Inc. (a)                                   1,844               16,172
Tech Data Corp. (a)                                  5,095              391,143
Teradyne, Inc.                                      30,394              656,206
Tessera Technologies, Inc.                           7,753              240,343
TransAct Technologies, Inc.                          2,692               21,913
TransEnterix, Inc. (a)(b)                           10,957               46,567
Ubiquiti Networks, Inc. (a)                          3,764              125,228
Ultra Clean Holdings, Inc. (a)                       5,086               27,261
Ultratech, Inc. (a)                                  4,365               95,332
USA Technologies, Inc. (a)                           3,189               13,904
VeriFone Systems, Inc. (a)                          17,047              481,407
ViaSat, Inc. (a)                                     6,611              485,776
Viavi Solutions, Inc. (a)                           34,458              236,382
Violin Memory, Inc. (a)(b)                          16,615                8,676
Vocera Communications, Inc. (a)                      4,197               53,512
VOXX International Corp. (a)                         4,073               18,206
West Corp.                                           7,325              167,156
Xcerra Corp. (a)                                     9,468               61,731
                                                                  -------------
                                                                     25,155,367
-------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                 1,357               23,829
Schweitzer-Mauduit International, Inc.               4,407              138,733
Universal Corp.                                      3,258              185,087
Vector Group Ltd.                                   12,892              294,453
                                                                  -------------
                                                                        642,102
-------------------------------------------------------------------------------
TRAVEL & LEISURE -- 5.0%
Alaska Air Group, Inc.                              18,844            1,545,585
Allegiant Travel Co.                                 2,017              359,147
AMC Entertainment Holdings, Inc., Class A            3,122               87,385
ARAMARK                                             34,185            1,132,207

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   27

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Avis Budget Group, Inc. (a)                         15,244        $     417,076
Belmond Ltd., Class A (a)                           13,554              128,627
Biglari Holdings, Inc. (a)                             187               69,510
BJ's Restaurants, Inc. (a)                           3,216              133,689
Bloomin' Brands, Inc.                               18,301              308,738
Bob Evans Farms, Inc.                                3,169              147,961
Boyd Gaming Corp. (a)                               12,026              248,457
Bravo Brio Restaurant Group, Inc. (a)                3,322               25,746
Brinker International, Inc.                          8,961              411,758
Buffalo Wild Wings, Inc. (a)                         2,828              418,883
Caesars Entertainment Corp. (a)                      6,057               41,188
Carmike Cinemas, Inc. (a)                            3,932              118,117
Carrols Restaurant Group, Inc. (a)                   6,109               88,214
Century Casinos, Inc. (a)                            6,355               39,147
Cheesecake Factory, Inc.                             6,609              350,872
Choice Hotels International, Inc.                    5,187              280,357
Churchill Downs, Inc.                                1,825              269,881
Chuy's Holdings, Inc. (a)                            2,773               86,157
Cinemark Holdings, Inc.                             15,545              556,977
ClubCorp Holdings, Inc.                             10,670              149,807
Cracker Barrel Old Country Store, Inc. (b)           3,506              535,261
Dave & Buster's Entertainment, Inc. (a)              4,119              159,735
Del Frisco's Restaurant Group, Inc. (a)              4,306               71,393
Denny's Corp. (a)                                   13,450              139,342
Diamond Resorts International, Inc. (a)(b)           8,250              200,475
DineEquity, Inc.                                     2,576              240,676
Domino's Pizza, Inc.                                 7,475              985,654
Dover Downs Gaming & Entertainment, Inc. (a)         6,916                7,400
Dover Motorsports, Inc.                              1,592                3,614
Dunkin' Brands Group, Inc.                          14,048              662,644
El Pollo Loco Holdings, Inc. (a)                     3,382               45,116
Eldorado Resorts, Inc. (a)                           4,161               47,602
Empire Resorts, Inc. (a)(b)                            827               11,289
Entertainment Gaming Asia, Inc. (a)                    791                1,574
Extended Stay America, Inc.                         10,631              173,285
Famous Dave's Of America, Inc. (a)                   1,498                9,123
Fiesta Restaurant Group, Inc. (a)                    4,111              134,759
Four Corners Property Trust, Inc.                    7,624              136,851
Full House Resorts, Inc. (a)                        12,945               18,641
Gaming Partners International Corp. (a)              1,026               10,106
Habit Restaurants, Inc. (a)                          2,486               46,314
Hawaiian Holdings, Inc. (a)                          6,926              326,838
Hertz Global Holdings, Inc. (a)                     57,627              606,812
Hilton Worldwide Holdings, Inc.                     78,456            1,766,829
Hyatt Hotels Corp., Class A (a)                      4,774              236,265
International Speedway Corp., Class A                3,864              142,620
Interval Leisure Group, Inc.                         5,963               86,106
Isle of Capri Casinos, Inc. (a)                      3,638               50,932
J Alexander's Holdings, Inc. (a)                     2,293               24,214
Jack in the Box, Inc.                                5,379              343,557
Jamba, Inc. (a)(b)                                   3,045               37,636
JetBlue Airways Corp. (a)                           47,276              998,469
Krispy Kreme Doughnuts, Inc. (a)                     9,511              148,277
La Quinta Holdings, Inc. (a)                        13,587              169,838
Las Vegas Sands Corp.                               54,859            2,835,113
Luby's, Inc. (a)                                     5,639               27,349
Madison Square Garden Co., Class A (a)               3,070              510,725
Marcus Corp.                                         3,067               58,120
Marriott Vacations Worldwide Corp.                   4,040              272,700
MGM Resorts International (a)                       71,118            1,524,770
Monarch Casino & Resort, Inc. (a)                    2,088               40,632
Morgans Hotel Group Co. (a)                          6,164                8,506
Noodles & Co. (a)(b)                                 3,634               43,099
Norwegian Cruise Line Holdings Ltd. (a)             23,785            1,315,073
Panera Bread Co., Class A (a)                        3,597              736,774
Papa John's International, Inc.                      4,382              237,461
Penn National Gaming, Inc. (a)                      10,967              183,039
Pinnacle Entertainment, Inc. (a)                     8,495              298,175
Planet Fitness, Inc., Class A (a)                    3,011               48,899
Popeyes Louisiana Kitchen, Inc. (a)                  3,582              186,479
Potbelly Corp. (a)                                   4,799               65,314
RCI Hospitality Holdings, Inc.                       2,654               23,514
Reading International, Inc., Class A (a)             3,819               45,752
Red Lion Hotels Corp. (a)                            5,052               42,588
Red Robin Gourmet Burgers, Inc. (a)                  2,228              143,639
Regal Entertainment Group, Class A                   9,987              211,125
Ruby Tuesday, Inc. (a)                              10,132               54,510
Ruth's Hospitality Group, Inc.                       5,660              104,201
Ryman Hospitality Properties, Inc.                   7,361              378,944
Sabre Corp.                                         30,792              890,505
Scientific Games Corp., Class A (a)                  7,878               74,290
SeaWorld Entertainment, Inc.                         9,937              209,273
Shake Shack, Inc., Class A (a)                       1,092               40,753
Six Flags Entertainment Corp.                       12,858              713,490
SkyWest, Inc.                                        6,975              139,430
Sonic Corp.                                          7,561              265,845
Speedway Motorsports, Inc.                           1,762               34,940
Spirit Airlines, Inc. (a)                           10,893              522,646
Texas Roadhouse, Inc.                                9,171              399,672

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   28

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                       SHARES            VALUE
-------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Town Sports International Holdings, Inc. (a)         5,154        $      14,792
Travelport Worldwide Ltd.                           14,146              193,234
Travelzoo, Inc. (a)                                  2,100               17,052
Vail Resorts, Inc.                                   5,519              737,890
Virgin America, Inc. (a)                             2,730              105,269
Wendy's Co.                                         31,601              344,135
World Wrestling Entertainment, Inc. (b)              4,999               88,282
Zoe's Kitchen, Inc. (a)(b)                           3,126              121,883
                                                                  -------------
                                                                     30,304,615
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.7%                                         587,450,913
-------------------------------------------------------------------------------

===============================================================================

                                                 BENEFICIAL
                                                  INTEREST
OTHER INTERESTS (d)                                (000)
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck KGaA                                      $        3                   --
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
AmeriVest Properties, Inc. (a)                           4                   --
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc.                                  4                   45
-------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co.                                     13                   --
-------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                 45
-------------------------------------------------------------------------------

===============================================================================

RIGHTS                                              SHARES
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.0%
Vince Holdings Corp. (a)                             2,265                  600
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 0.0%
Zion Oil & Gas, Inc. (a)                               142                   --
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Leap Wireless, CVR (a)                               8,850               22,302
-------------------------------------------------------------------------------
TOTAL RIGHTS - 0.0%                                                      22,902
-------------------------------------------------------------------------------

WARRANTS                                            SHARES
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 0.0%
Magnum Hunter Resources Corp.,
  (Issued 10/15/13, 1 Share for
  10 Warrants, Expires 4/15/16,
  Strike Price $8.50)                                2,485                   --
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $421,880,612) -- 97.7%                                   $ 587,473,860
-------------------------------------------------------------------------------

===============================================================================

SHORT-TERM SECURITIES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS
BlackRock Liquidity Funds,
  TempFund, Institutional Class, 0.37% (c)(e)    9,963,468            9,963,468
-------------------------------------------------------------------------------

                                                 BENEFICIAL
                                                  INTEREST
                                                   (000)
-------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC,
  Money Market Series, 0.55% (c)(e)(f)          $   13,724           13,723,535
-------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $23,687,003) -- 3.9%                                        23,687,003
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST -- $445,567,615*) -- 101.6%                                   611,160,863
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6)%                      (9,819,398)
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 601,341,465
                                                                  -------------

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                          $ 448,783,595
                                                                  -------------
Gross unrealized appreciation                                     $ 226,479,032
Gross unrealized depreciation                                       (64,101,764)
                                                                  -------------
Net unrealized appreciation                                       $ 162,377,268
                                                                  -------------

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   29

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b)  Security, or a portion of security, is on loan.
(c) During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                  SHARES/                                         SHARES/
                                BENEFICIAL                                       BENEFICIAL
                                 INTEREST        SHARES/                         INTEREST
                                 HELD AT       BENEFICIAL       SHARES/           HELD AT           VALUE AT
                               DECEMBER 31,     INTEREST       BENEFICIAL        MARCH 31,          MARCH 31,
AFFILIATE                         2015         PURCHASED     INTEREST SOLD          2016              2016         INCOME
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
   TempFund, Institutional
   Class                       15,610,860             --      (5,647,392)(1)       9,963,468     $  9,963,468   $    9,075
BlackRock Liquidity Series,
   LLC, Money Market Series   $ 9,970,723    $ 3,752,812(2)           --      $   13,723,535     $ 13,723,535   $  239,942(3)
PennyMac Mortgage Investment
   Trust                           10,450             --              --              10,450     $    142,538   $    4,912
-----------------------------------------------------------------------------------------------------------------------------

     (1) Represents net shares/beneficial interest sold.
     (2) Represents net shares/beneficial interest purchased.
     (3) Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)  Current yield as of period end.
(f) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

--------------------------------------------------------------------------------
DERIVATIVE FINANCIAL INSTRUMENTS OUTSTANDING AS OF PERIOD END
--------------------------------------------------------------------------------

FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------
CONTRACTS                                                                 NOTIONAL            UNREALIZED
LONG                 ISSUE                       EXPIRATION                VALUE             APPRECIATION
----------------------------------------------------------------------------------------------------------
84            Russell 2000 Mini Index            June 2016            $    9,320,640          $    322,269
34          S&P MidCap 400 E-Mini Index          June 2016            $    4,900,080               179,308
----------------------------------------------------------------------------------------------------------
TOTAL                                                                                         $    501,577
                                                                                              ------------

PORTFOLIO ABBREVIATIONS
S&P  Standard and Poor's

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   30

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

--------------------------------------------------------------------------------
FAIR VALUE HIERARCHY AS OF PERIOD END
--------------------------------------------------------------------------------

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

o Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

o Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

-------------------------------------------------------------------------------------------------------------------
                                            LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense                  $    10,446,027                  --                --       $    10,446,027
  Alternative Energy                           710,795                  --                --               710,795
  Automobiles & Parts                       13,060,477                  --                --            13,060,477
  Banks                                     37,089,449                  --       $   239,344            37,328,793
  Beverages                                    543,023                  --                --               543,023
  Chemicals                                 14,294,342       $       3,390                --            14,297,732
  Construction & Materials                  16,116,020                  --                --            16,116,020
  Electricity                               10,453,579                  --                --            10,453,579
  Electronic & Electrical
  Equipment                                 17,998,823                  --                --            17,998,823
  Financial Services                        23,419,775                  --                --            23,419,775
  Fixed Line
  Telecommunications                         1,477,339                  --                --             1,477,339
  Food & Drug Retailers                      4,786,626                  --                --             4,786,626
  Food Producers                            11,482,360                  --                --            11,482,360
  Forestry & Paper                           1,281,119                  --                --             1,281,119
  Gas, Water & Multi-Utilities              10,326,923                  --                --            10,326,923
  General Industrials                        8,213,797                  --                --             8,213,797
  General Retailers                         28,306,409                  --                --            28,306,409

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   31

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------------
                                            LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Health Care Equipment &
  Services                             $    28,959,302                  --                --       $    28,959,302
  Household Goods & Home
  Construction                              11,118,370                  --                --            11,118,370
  Industrial Engineering                    16,001,077       $      11,905                --            16,012,982
  Industrial Metals & Mining                 3,648,049              14,760                --             3,662,809
  Industrial Transportation                  7,534,919                  --                --             7,534,919
  Leisure Goods                              4,977,200                  --                --             4,977,200
  Life Insurance                             1,852,365                  --                --             1,852,365
  Media                                     27,044,911                  --                --            27,044,911
  Mining                                     2,092,786                  --                --             2,092,786
  Mobile
  Telecommunications                         5,222,363                  --                --             5,222,363
  Nonlife Insurance                         22,277,310                  --                --            22,277,310
  Oil & Gas Producers                       11,140,491                  --                --            11,140,491
  Oil Equipment, Services &
  Distribution                               7,891,409                  --                --             7,891,409
  Personal Goods                             7,382,720                  --                --             7,382,720
  Pharmaceuticals &
  Biotechnology                             29,923,186                  --       $    24,265            29,947,451
  Real Estate Investment &
  Services                                   9,029,460                  --                --             9,029,460
  Real Estate Investment
  Trusts (REITs)                            54,512,572              20,224                --            54,532,796
  Software & Computer
  Services                                  41,378,117                  --                --            41,378,117
  Support Services                          29,041,451                  --                --            29,041,451
  Technology Hardware &
  Equipment                                 25,155,367                  --                --            25,155,367
  Tobacco                                      642,102                  --                --               642,102
  Travel & Leisure                          30,304,615                  --                --            30,304,615
Other Interests:
  Technology Hardware &
  Equipment                                         --                  --                45                    45
Rights:
  Aerospace & Defense                               --                 600                --                   600
  Technology Hardware &
  Equipment                                         --                  --            22,302                22,302
Short-Term Securities:
  Money Market Funds                         9,963,468          13,723,535                --            23,687,003
                                       ----------------------------------------------------------------------------
TOTAL                                  $   597,100,493       $  13,774,414       $   285,956       $   611,160,863
                                       ----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                            LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
ASSETS:
Equity contracts                       $       501,577                  --                --       $       501,577
                                       ----------------------------------------------------------------------------

(1) Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   32

================================================================================

Schedule of Investments (concluded)          MASTER EXTENDED MARKET INDEX SERIES

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

-------------------------------------------------------------------------------------------------------------------
                                            LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash pledged for futures
    contracts                          $       693,700                  --                --       $       693,700
  Foreign currency at value                         13                  --                --                    13
LIABILITIES:
  Bank overdraft                                    --       $      (2,064)               --                (2,064)
  Collateral on securities
    loaned at value                                 --         (13,723,535)               --           (13,723,535)
                                       ----------------------------------------------------------------------------
TOTAL                                  $       693,713       $ (13,725,599)               --       $   (13,031,886)
                                       ----------------------------------------------------------------------------

During the period ended March 31, 2016, there were no transfers between levels.

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2016   33


________________________________________________________________________________


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/24/2016
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/24/2016
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2016
         ------------------------------